UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23207

Brinker Capital Destinations Trust

(Exact name of registrant as specified in charter)

1055 Westlakes Drive, Suite 250 Berwyn, PA 19312

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, Delaware 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (610) 407-5500

Date of fiscal year end: February 28

Date of reporting period: May 31, 2017

ITEM 1. SCHEDULES OF INVESTMENTS

BRINKER CAPITAL DESTINATIONS TRUST

Destinations Large Cap Equity Fund

Destinations Small-Mid Cap Equity Fund

Destinations International Equity Fund

Destinations Equity Income Fund

Destinations Real Assets Fund

Destinations Core Fixed Income Fund

Destinations Low Duration Fixed Income Fund

Destinations Global Fixed Income Opportunities Fund

Destinations Municipal Fixed Income Fund

Destinations Multi Strategy Alternatives Fund

FORM N-Q

May 31, 2017

Schedules of Investments

May 31, 2017

(unaudited)

Destinations Large Cap Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 94.5%
BASIC MATERIALS - 1.6%
Chemicals - 1.5%
42,422	Agrium Inc.	$3,916,823
7,650	Air Products & Chemicals Inc.	1,102,059
3,879	Albemarle Corp.	440,654
8,564	CF Industries Holdings Inc.	230,372
171,908	Dow Chemical Co.	10,651,420
5,044	Eastman Chemical Co.	404,075
143,153	EI du Pont de Nemours & Co.	11,297,635
4,636	FMC Corp.	349,415
2,739	International Flavors & Fragrances Inc.	377,681
11,615	LyondellBasell Industries NV, Class A Shares	935,240
15,391	Monsanto Co.	1,807,211
12,094	Mosaic Co.	273,687
9,034	PPG Industries Inc.	960,856
10,015	Praxair Inc.	1,324,884
2,856	Sherwin-Williams Co.	947,535

	Total Chemicals	35,019,547

Forest Products & Paper - 0.0%
14,460	International Paper Co.	764,645

Iron/Steel - 0.0%
11,236	Nucor Corp.	652,812

Mining - 0.1%
47,198	Freeport-McMoRan Inc.*	542,305
18,760	Newmont Mining Corp.	640,654

	Total Mining	1,182,959

	TOTAL BASIC MATERIALS	37,619,963

COMMUNICATIONS - 15.4%
Advertising - 0.0%
13,613	Interpublic Group of Cos., Inc.	339,372
8,244	Omnicom Group Inc.	690,188

	Total Advertising	1,029,560

Internet - 10.0%
129,442	Alibaba Group Holding Ltd., ADR*	15,851,467
28,415	Alphabet Inc., Class A Shares*	28,048,162
28,406	Alphabet Inc., Class C Shares*	27,407,813
63,956	Amazon.com Inc.*	63,611,917
28,100	Ctrip.com International Ltd., ADR*	1,535,665
35,568	eBay Inc.*	1,219,983
4,288	Expedia Inc.	616,529
2,328	F5 Networks Inc.*	298,287
299,077	Facebook Inc., Class A Shares*	45,298,202
32,758	MercadoLibre Inc.	9,012,053
15,115	Netflix Inc.*	2,464,803
19,032	Priceline Group Inc.*	35,724,777
117,652	Snap Inc., Class A Shares*	2,495,399
21,823	Symantec Corp.	661,455
115,600	Tencent Holdings Ltd.	3,969,761
3,883	TripAdvisor Inc.*	149,534
13,700	VeriSign Inc.*	1,235,192

Schedules of Investments

(unaudited) (continued)

Destinations Large Cap Equity Fund

Shares/Units	Security	Value
COMMUNICATIONS - 15.4% - (continued)
Internet - 10.0% - (continued)
30,849	Yahoo! Inc.*	$1,552,322

	Total Internet	241,153,321

Media - 1.9%
13,080	CBS Corp., Class B Shares	799,319
16,961	Charter Communications Inc., Class A Shares*	5,860,874
580,134	Comcast Corp., Class A Shares	24,185,786
5,611	Discovery Communications Inc., Class A Shares*	148,691
6,973	Discovery Communications Inc., Class C Shares*	180,113
8,147	DISH Network Corp., Class A Shares*	519,534
13,104	News Corp., Class A Shares	175,331
3,538	News Corp., Class B Shares	48,471
3,510	Scripps Networks Interactive Inc., Class A Shares	232,432
7,258	TEGNA Inc.	172,305
27,194	Time Warner Inc.	2,705,531
195,494	Twenty-First Century Fox Inc., Class A Shares, ADR	5,301,797
17,622	Twenty-First Century Fox Inc., Class B Shares	474,032
12,539	Viacom Inc., Class B Shares	436,232
51,046	Walt Disney Co.	5,509,905

	Total Media	46,750,353

Telecommunications - 3.5%
708,060	AT&T Inc.	27,281,552
19,662	CenturyLink Inc.	490,567
969,228	Cisco Systems Inc.	30,559,759
153,239	Deutsche Telekom AG, ADR	2,948,318
13,184	Juniper Networks Inc.	386,687
10,353	Level 3 Communications Inc.*	616,211
5,642	Motorola Solutions Inc.	471,502
559,126	Nokia OYJ, ADR	3,533,676
43,300	T-Mobile US Inc.*	2,919,286
325,747	Verizon Communications Inc.	15,192,840

	Total Telecommunications	84,400,398

	TOTAL COMMUNICATIONS	373,333,632

CONSUMER CYCLICAL - 8.6%
Airlines - 0.4%
4,270	Alaska Air Group Inc.	371,703
97,346	American Airlines Group Inc.	4,712,520
25,718	Delta Air Lines Inc.	1,263,525
21,641	Southwest Airlines Co.	1,300,408
10,095	United Continental Holdings Inc.*	804,269

	Total Airlines	8,452,425

Apparel - 0.6%
13,606	Hanesbrands Inc.	280,964
5,414	Michael Kors Holdings Ltd.*	179,636
249,839	NIKE Inc., Class B Shares	13,238,969
1,952	Ralph Lauren Corp., Class A Shares	132,346
6,619	Under Armour Inc., Class A Shares*	126,820
6,812	Under Armour Inc., Class C Shares*	121,458
11,694	VF Corp.	629,137

	Total Apparel	14,709,330

Schedules of Investments

(unaudited) (continued)

Destinations Large Cap Equity Fund

Shares/Units	Security	Value
CONSUMER CYCLICAL - 8.6% - (continued)
Auto Manufacturers - 0.5%
34,269	Ferrari NV	$2,971,808
136,924	Ford Motor Co.	1,522,595
47,895	General Motors Co.	1,625,077
12,300	PACCAR Inc.	774,408
17,498	Tesla Inc.*	5,966,993

	Total Auto Manufacturers	12,860,881

Auto Parts & Equipment - 0.2%
7,200	BorgWarner Inc.	306,072
34,052	Delphi Automotive PLC	2,995,554
9,092	Goodyear Tire & Rubber Co.	292,944

	Total Auto Parts & Equipment	3,594,570

Distribution/Wholesale - 0.1%
10,434	Fastenal Co.	450,436
10,947	LKQ Corp.*	344,721
1,859	WW Grainger Inc.	320,268

	Total Distribution/Wholesale	1,115,425

Entertainment - 0.1%
143,112	Regal Entertainment Group, Class A Shares	2,976,730

Home Builders - 0.3%
11,711	DR Horton Inc.	382,832
134,709	Lennar Corp., Class A Shares	6,911,919
10,503	PulteGroup Inc.	238,103

	Total Home Builders	7,532,854

Home Furnishings - 0.0%
4,896	Leggett & Platt Inc.	254,690
2,558	Whirlpool Corp.	474,611

	Total Home Furnishings	729,301

Housewares - 0.0%
16,963	Newell Brands Inc.	898,191

Leisure Time - 0.3%
80,422	Carnival Corp.	5,152,638
6,094	Harley-Davidson Inc.	323,043
5,936	Royal Caribbean Cruises Ltd.	654,028

	Total Leisure Time	6,129,709

Lodging - 0.2%
30,279	Marriott International Inc., Class A Shares	3,259,534
33,500	MGM Resorts International	1,062,620
3,729	Wyndham Worldwide Corp.	376,592
2,769	Wynn Resorts Ltd.	356,370

	Total Lodging	5,055,116

Retail - 5.9%
2,550	Advance Auto Parts Inc.	340,756
2,360	AutoNation Inc.*	93,267
6,951	AutoZone Inc.*	4,211,750
5,036	Bed Bath & Beyond Inc.	173,289
9,288	Best Buy Co., Inc.	551,614
6,470	CarMax Inc.*	406,510
986	Chipotle Mexican Grill Inc., Class A Shares*	470,667
231,797	Coach Inc.	10,711,339
67,105	Costco Wholesale Corp.	12,107,755

Schedules of Investments

(unaudited) (continued)

Destinations Large Cap Equity Fund

Shares/Units	Security	Value
CONSUMER CYCLICAL - 8.6% - (continued)
Retail - 5.9% - (continued)
151,631	CVS Health Corp.	$11,649,810
4,303	Darden Restaurants Inc.	382,666
43,062	Dollar General Corp.	3,160,320
8,314	Dollar Tree Inc.*	645,998
33,865	Domino’s Pizza Inc.	7,169,898
4,580	Foot Locker Inc.	272,098
7,468	Gap Inc.	168,030
5,095	Genuine Parts Co.	471,899
62,990	Home Depot Inc.	9,669,595
6,463	Kohl’s Corp.	248,373
49,558	L Brands Inc.	2,557,193
166,230	Lowe’s Cos., Inc.	13,093,937
10,575	Macy’s Inc.	248,513
28,792	McDonald’s Corp.	4,344,425
3,868	Nordstrom Inc.	161,683
18,224	O’Reilly Automotive Inc.*	4,411,666
2,848	PVH Corp.	301,746
41,086	Ross Stores Inc.	2,626,217
2,400	Signet Jewelers Ltd.	115,440
21,919	Staples Inc.	199,024
321,899	Starbucks Corp.	20,475,995
19,555	Target Corp.	1,078,459
3,712	Tiffany & Co.	322,796
23,030	TJX Cos., Inc.	1,732,086
67,506	Tractor Supply Co.	3,722,956
23,328	Ulta Beauty Inc.*	7,111,308
67,462	Walgreens Boots Alliance Inc.	5,465,771
52,917	Wal-Mart Stores Inc.	4,159,276
100,500	Yum China Holdings Inc.*	3,860,205
45,064	Yum! Brands Inc.	3,273,449

	Total Retail	142,167,779

Textiles - 0.0%
2,265	Mohawk Industries Inc.*	542,014

Toys/Games/Hobbies - 0.0%
3,877	Hasbro Inc.	408,093
11,924	Mattel Inc.	273,179

	Total Toys/Games/Hobbies	681,272

	TOTAL CONSUMER CYCLICAL	207,445,597

CONSUMER NON-CYCLICAL - 22.0%
Agriculture - 1.2%
68,122	Altria Group Inc.	5,139,124
218,378	Archer-Daniels-Midland Co.	9,080,157
112,871	Philip Morris International Inc.	13,521,946
29,073	Reynolds American Inc.	1,955,159

	Total Agriculture	29,696,386

Beverages - 1.4%
6,283	Brown-Forman Corp., Class B Shares	326,402
135,532	Coca-Cola Co.	6,162,640
6,059	Constellation Brands Inc., Class A Shares	1,107,282
6,497	Dr Pepper Snapple Group Inc.	602,987

Schedules of Investments

(unaudited) (continued)

Destinations Large Cap Equity Fund

Shares/Units	Security	Value
CONSUMER NON-CYCLICAL - 22.0% - (continued)
Beverages - 1.4% - (continued)
6,524	Molson Coors Brewing Co., Class B Shares	$618,410
204,935	Monster Beverage Corp.*	10,361,514
131,151	PepsiCo Inc.	15,327,617

	Total Beverages	34,506,852

Biotechnology - 3.8%
165,867	Alexion Pharmaceuticals Inc.*	16,259,942
25,857	Amgen Inc.	4,014,041
34,655	Biogen Inc.*	8,586,469
123,638	Celgene Corp.*	14,145,424
168,019	Gilead Sciences Inc.	10,902,753
56,217	Illumina Inc.*	9,970,647
5,967	Incyte Corp.*	771,712
66,947	Intercept Pharmaceuticals Inc.*	7,491,369
2,670	Regeneron Pharmaceuticals Inc.*	1,225,690
139,854	Vertex Pharmaceuticals Inc.*	17,285,955

	Total Biotechnology	90,654,002

Commercial Services - 1.3%
15,751	Automatic Data Processing Inc.	1,612,430
2,988	Cintas Corp.	376,129
9,219	Ecolab Inc.	1,224,652
23,891	Equifax Inc.	3,268,289
3,229	Gartner Inc.*	386,188
5,250	Global Payments Inc.	480,952
7,127	H&R Block Inc.	189,151
23,965	IHS Markit Ltd.*	1,098,795
5,850	Moody’s Corp.	692,933
101,449	New Oriental Education & Technology Group Inc., ADR*	7,270,850
12,112	Nielsen Holdings PLC	466,070
228,812	PayPal Holdings Inc.*	11,946,275
5,108	Quanta Services Inc.*	156,611
4,274	Robert Half International Inc.	198,698
9,072	S&P Global Inc.	1,295,572
5,859	Total System Services Inc.	348,903
2,918	United Rentals Inc.*	317,274
5,329	Verisk Analytics Inc., Class A Shares*	431,063
16,685	Western Union Co.	317,349

	Total Commercial Services	32,078,184

Cosmetics/Personal Care - 0.7%
30,990	Colgate-Palmolive Co.	2,366,396
16,754	Coty Inc., Class A Shares	317,321
7,810	Estee Lauder Cos., Inc., Class A Shares	735,233
89,756	Procter & Gamble Co.	7,906,606
79,575	Unilever NV, Class NY Registered Shares, ADR	4,518,269

	Total Cosmetics/Personal Care	15,843,825

Food - 1.9%
6,685	Campbell Soup Co.	385,390
160,226	Conagra Brands Inc.	6,175,110
20,347	General Mills Inc.	1,154,489
4,992	Hershey Co.	575,428
9,381	Hormel Foods Corp.	315,483
30,421	JM Smucker Co.	3,889,325

Schedules of Investments

(unaudited) (continued)

Destinations Large Cap Equity Fund

Shares/Units	Security	Value
CONSUMER NON-CYCLICAL - 22.0% - (continued)
Food - 1.9% - (continued)
8,926	Kellogg Co.	$639,102
119,616	Kraft Heinz Co.	11,028,595
32,505	Kroger Co.	967,999
3,925	McCormick & Co., Inc.	408,789
399,009	Mondelez International Inc., Class A Shares	18,589,829
17,446	Sysco Corp.	951,854
10,158	Tyson Foods Inc., Class A Shares	582,460
10,973	Whole Foods Market Inc.	383,945

	Total Food	46,047,798

Healthcare-Products - 2.7%
287,230	Abbott Laboratories	13,114,922
17,072	Baxter International Inc.	1,012,540
30,784	Becton Dickinson & Co.	5,825,256
47,885	Boston Scientific Corp.*	1,294,332
1,699	Cooper Cos., Inc.	371,656
2,536	CR Bard Inc.	779,642
61,827	Danaher Corp.	5,251,585
8,233	DENTSPLY SIRONA Inc.	522,960
93,571	Edwards Lifesciences Corp.*	10,767,215
2,717	Henry Schein Inc.*	499,847
9,609	Hologic Inc.*	416,166
3,020	IDEXX Laboratories Inc.*	508,538
8,038	Intuitive Surgical Inc.*	7,352,198
82,448	Medtronic PLC	6,948,717
2,947	Patterson Cos., Inc.	130,140
44,526	Stryker Corp.	6,365,437
13,716	Thermo Fisher Scientific Inc.	2,369,988
3,335	Varian Medical Systems Inc.*	330,232
7,067	Zimmer Biomet Holdings Inc.	842,457

	Total Healthcare-Products	64,703,828

Healthcare-Services - 2.4%
27,651	Aetna Inc.	4,005,524
16,585	Anthem Inc.	3,024,275
19,042	Centene Corp.*	1,383,020
29,143	Cigna Corp.	4,698,726
5,381	DaVita Inc.*	356,545
4,299	Envision Healthcare Corp.*	234,768
52,163	HCA Healthcare Inc.*	4,272,671
23,153	Humana Inc.	5,377,516
3,671	Laboratory Corp. of America Holdings*	510,269
139,683	Quest Diagnostics Inc.	15,193,320
110,757	UnitedHealth Group Inc.	19,402,411
3,086	Universal Health Services Inc., Class B Shares	350,755

	Total Healthcare-Services	58,809,800

Household Products/Wares - 0.1%
3,246	Avery Dennison Corp.	273,508
8,749	Church & Dwight Co., Inc.	451,973
4,551	Clorox Co.	617,707
12,491	Kimberly-Clark Corp.	1,620,458

	Total Household Products/Wares	2,963,646

Schedules of Investments

(unaudited) (continued)

Destinations Large Cap Equity Fund

Shares/Units	Security	Value
CONSUMER NON-CYCLICAL - 22.0% - (continued)
Pharmaceuticals - 6.5%
55,970	AbbVie Inc.	$3,695,139
11,771	Allergan PLC	2,633,761
5,915	AmerisourceBergen Corp., Class A Shares	542,820
343,331	Bristol-Myers Squibb Co.	18,522,708
124,190	Cardinal Health Inc.	9,226,075
144,005	DexCom Inc.*	9,625,294
34,104	Eli Lilly & Co.	2,713,655
157,983	Express Scripts Holding Co.*	9,439,484
208,571	Johnson & Johnson	26,749,231
3,625	Mallinckrodt PLC*	156,346
7,448	McKesson Corp.	1,214,694
6,517	Mead Johnson Nutrition Co., Class A Shares	582,750
462,714	Merck & Co., Inc.	30,127,309
16,264	Mylan NV*	633,971
87,838	Novartis AG, ADR	7,182,513
4,958	Perrigo Co. PLC	361,190
617,896	Pfizer Inc.	20,174,304
53,480	Shire PLC, ADR	9,237,066
61,282	Zoetis Inc., Class A Shares	3,816,643

	Total Pharmaceuticals	156,634,953

	TOTAL CONSUMER NON-CYCLICAL	531,939,274

DIVERSIFIED - 0.0%
Holding Companies - 0.0%
11,628	Leucadia National Corp.	283,607

ENERGY - 5.8%
Oil & Gas - 4.2%
19,617	Anadarko Petroleum Corp.	991,247
13,330	Apache Corp.	623,311
16,335	Cabot Oil & Gas Corp.	362,474
26,454	Chesapeake Energy Corp.*	133,857
272,927	Chevron Corp.	28,242,486
3,277	Cimarex Energy Co.	352,474
5,207	Concho Resources Inc.*	660,143
224,504	ConocoPhillips	10,033,084
18,411	Devon Energy Corp.	625,606
20,265	EOG Resources Inc.	1,830,132
5,971	EQT Corp.	330,017
183,198	Exxon Mobil Corp.	14,747,439
3,970	Helmerich & Payne Inc.	209,060
9,692	Hess Corp.	444,766
619,565	Marathon Oil Corp.	8,066,736
18,574	Marathon Petroleum Corp.	966,591
5,615	Murphy Oil Corp.	137,062
331,587	Nabors Industries Ltd.	2,917,966
7,231	Newfield Exploration Co.*	234,863
15,969	Noble Energy Inc.	458,151
167,521	Occidental Petroleum Corp.	9,872,012
15,518	Phillips 66	1,181,075
61,577	Pioneer Natural Resources Co.	10,274,738
6,376	Range Resources Corp.	147,031

Schedules of Investments

(unaudited) (continued)

Destinations Large Cap Equity Fund

Shares/Units	Security	Value
ENERGY - 5.8% - (continued)
Oil & Gas - 4.2% - (continued)
91,940	Royal Dutch Shell PLC, Class A Shares, ADR	$5,002,455
4,068	Tesoro Corp.	338,620
13,378	Transocean Ltd.*	121,606
15,886	Valero Energy Corp.	976,513

	Total Oil & Gas	100,281,515

Oil & Gas Services - 1.5%
156,335	Baker Hughes Inc.	8,621,875
289,771	Halliburton Co.	13,094,752
13,603	National Oilwell Varco Inc.	444,410
211,297	Schlumberger Ltd.	14,704,158
16,642	TechnipFMC PLC*	481,786

	Total Oil & Gas Services	37,346,981

Pipelines - 0.1%
67,427	Kinder Morgan Inc.	1,264,931
7,261	ONEOK Inc.	360,726
29,039	Williams Cos., Inc.	830,515

	Total Pipelines	2,456,172

	TOTAL ENERGY	140,084,668

FINANCIAL - 15.5%
Banks - 5.8%
516,757	Bank of America Corp.	11,580,524
373,475	Bank of New York Mellon Corp.	17,598,142
230,575	BB&T Corp.	9,603,449
16,899	Capital One Financial Corp.	1,299,871
336,855	Citigroup Inc.	20,393,202
17,996	Citizens Financial Group Inc.	613,664
6,066	Comerica Inc.	415,885
26,455	Fifth Third Bancorp	628,042
25,300	First Republic Bank	2,330,130
32,368	Goldman Sachs Group Inc.	6,838,064
38,867	Huntington Bancshares Inc.	487,392
337,920	JPMorgan Chase & Co.	27,760,128
37,729	KeyCorp	659,126
5,426	M&T Bank Corp.	849,006
152,552	Morgan Stanley	6,367,520
7,592	Northern Trust Corp.	663,844
17,065	PNC Financial Services Group Inc.	2,025,615
42,580	Regions Financial Corp.	589,307
148,195	State Street Corp.	12,071,965
17,315	SunTrust Banks Inc.	924,101
55,921	US Bancorp	2,845,820
158,028	Wells Fargo & Co.	8,081,552
151,057	Zions Bancorporation	6,052,854

	Total Banks	140,679,203

Diversified Financial Services - 4.1%
1,971	Affiliated Managers Group Inc.	303,238
1,915	Alliance Data Systems Corp.	461,764
26,633	American Express Co.	2,049,143
5,421	Ameriprise Financial Inc.	654,803
4,266	BlackRock Inc., Class A Shares	1,745,818

Schedules of Investments

(unaudited) (continued)

Destinations Large Cap Equity Fund

Shares/Units	Security	Value
FINANCIAL - 15.5% - (continued)
Diversified Financial Services - 4.1% - (continued)
3,319	CBOE Holdings Inc.	$286,662
322,753	Charles Schwab Corp.	12,506,679
11,927	CME Group Inc., Class A Shares	1,398,918
13,576	Discover Financial Services	796,911
9,551	E*TRADE Financial Corp.*	330,560
12,336	Franklin Resources Inc.	515,521
369,280	Intercontinental Exchange Inc.	22,226,963
143,914	Invesco Ltd.	4,562,074
91,801	Mastercard Inc., Class A Shares	11,280,507
4,165	Nasdaq Inc.	281,762
9,769	Navient Corp.	140,967
4,451	Raymond James Financial Inc.	321,674
228,565	Synchrony Financial	6,136,970
8,614	T Rowe Price Group Inc.	606,770
64,600	TD Ameritrade Holding Corp.	2,413,456
300,533	Visa Inc., Class A Shares	28,619,758

	Total Diversified Financial Services	97,640,918

Equity Real Estate Investment Trusts (REITs) - 2.0%
3,091	Alexandria Real Estate Equities Inc.	360,658
57,986	American Tower Corp.	7,607,183
5,735	Apartment Investment & Management Co., Class A Shares	246,146
4,815	AvalonBay Communities Inc.	920,821
5,416	Boston Properties Inc.	657,069
42,343	Crown Castle International Corp.	4,304,166
5,605	Digital Realty Trust Inc.	662,455
6,925	Equinix Inc.	3,053,994
156,389	Equity Residential	10,179,360
2,335	Essex Property Trust Inc.	599,908
4,365	Extra Space Storage Inc.	338,157
2,504	Federal Realty Investment Trust	307,341
21,029	GGP Inc.	468,526
16,414	HCP Inc.	514,415
26,571	Host Hotels & Resorts Inc.	478,012
8,549	Iron Mountain Inc.	298,531
149,656	Kimco Realty Corp.	2,624,966
4,378	Macerich Co.	251,341
3,918	Mid-America Apartment Communities Inc.	399,401
18,562	Prologis Inc.	1,030,934
5,230	Public Storage	1,126,280
9,504	Realty Income Corp.	522,055
5,067	Regency Centers Corp.	308,378
41,233	Simon Property Group Inc.	6,360,190
3,478	SL Green Realty Corp.	351,382
9,224	UDR Inc.	356,139
12,440	Ventas Inc.	827,136
6,119	Vornado Realty Trust	564,172
12,712	Welltower Inc.	922,128
26,271	Weyerhaeuser Co.	865,892

	Total Equity Real Estate Investment Trusts (REITs)	47,507,136

Insurance - 3.1%
14,128	Aflac Inc.	1,064,969

Schedules of Investments

(unaudited) (continued)

Destinations Large Cap Equity Fund

Shares/Units	Security	Value
FINANCIAL - 15.5% - (continued)
Insurance - 3.1% - (continued)
161,261	Allstate Corp.	$13,923,275
30,886	American International Group Inc.	1,965,276
9,251	Aon PLC	1,211,048
6,203	Arthur J Gallagher & Co.	351,896
1,889	Assurant Inc.	185,084
154,280	Berkshire Hathaway Inc., Class B Shares*	25,499,398
16,383	Chubb Ltd.	2,345,882
5,190	Cincinnati Financial Corp.	363,715
13,206	Hartford Financial Services Group Inc.	652,244
7,960	Lincoln National Corp.	517,241
9,453	Loews Corp.	445,804
140,714	Marsh & McLennan Cos., Inc.	10,913,778
195,873	MetLife Inc.	9,909,215
9,505	Principal Financial Group Inc.	597,959
20,539	Progressive Corp.	871,470
15,115	Prudential Financial Inc.	1,584,808
3,950	Torchmark Corp.	298,225
9,865	Travelers Cos., Inc.	1,231,645
501	Trisura Group Ltd.*	7,647
7,927	Unum Group	356,556
4,517	Willis Towers Watson PLC	662,328
9,129	XL Group Ltd.	398,846

	Total Insurance	75,358,309

Real Estate - 0.3%
85,327	Brookfield Asset Management Inc., Class A Shares	3,231,334
10,432	CBRE Group Inc., Class A Shares*	363,868
38,647	Jones Lang LaSalle Inc.	4,462,569

	Total Real Estate	8,057,771

Savings & Loans - 0.2%
427,038	New York Community Bancorp Inc.	5,517,331
11,442	People’s United Financial Inc.	189,594

	Total Savings & Loans	5,706,925

	TOTAL FINANCIAL	374,950,262

INDUSTRIAL - 9.5%
Aerospace/Defense - 2.0%
15,171	Arconic Inc.	416,747
48,224	Boeing Co.	9,048,269
10,022	General Dynamics Corp.	2,036,972
4,266	Harris Corp.	478,475
2,670	L3 Technologies Inc.	450,135
8,787	Lockheed Martin Corp.	2,470,289
44,057	Northrop Grumman Corp.	11,420,456
69,830	Raytheon Co.	11,452,818
5,750	Rockwell Collins Inc.	627,038
1,712	TransDigm Group Inc.	458,953
67,225	United Technologies Corp.	8,153,048

	Total Aerospace/Defense	47,013,200

Building Materials - 0.6%
30,167	Fortune Brands Home & Security Inc.	1,903,538
269,595	Johnson Controls International PLC	11,258,287

Schedules of Investments

(unaudited) (continued)

Destinations Large Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIAL - 9.5% - (continued)
Building Materials - 0.6% - (continued)
2,266	Martin Marietta Materials Inc.	$507,810
11,052	Masco Corp.	411,687
4,701	Vulcan Materials Co.	585,980

	Total Building Materials	14,667,302

Electrical Components & Equipment - 0.6%
70,266	Acuity Brands Inc.	11,447,034
7,874	AMETEK Inc.	480,471
22,696	Emerson Electric Co.	1,341,788

	Total Electrical Components & Equipment	13,269,293

Electronics - 1.5%
11,378	Agilent Technologies Inc.	686,548
3,455	Allegion PLC	271,667
10,860	Amphenol Corp., Class A Shares	810,156
83,819	Avnet Inc.	3,074,481
343,235	Corning Inc.	9,988,138
4,685	FLIR Systems Inc.	177,515
32,323	Fortive Corp.	2,018,571
3,864	Garmin Ltd.	201,083
53,348	Honeywell International Inc.	7,094,751
308,624	Koninklijke Philips NV, Class NY Registered Shares, ADR	10,900,600
893	Mettler-Toledo International Inc.*	520,449
4,040	PerkinElmer Inc.	254,763
12,533	TE Connectivity Ltd.	988,227
2,752	Waters Corp.*	494,314

	Total Electronics	37,481,263

Engineering & Construction - 0.0%
5,108	Fluor Corp.	229,145
4,465	Jacobs Engineering Group Inc.	234,055

	Total Engineering & Construction	463,200

Environmental Control - 0.6%
7,905	Republic Services Inc., Class A Shares	502,837
51,045	Stericycle Inc.*	4,173,950
138,364	Waste Management Inc.	10,088,119

	Total Environmental Control	14,764,906

Hand/Machine Tools - 0.0%
2,015	Snap-on Inc.	325,745
5,394	Stanley Black & Decker Inc.	742,430

	Total Hand/Machine Tools	1,068,175

Machinery-Construction & Mining - 0.1%
20,605	Caterpillar Inc.	2,172,385

Machinery-Diversified - 0.6%
67,651	Cognex Corp.	6,190,743
5,454	Cummins Inc.	860,096
10,312	Deere & Co.	1,262,807
4,342	Flowserve Corp.	210,587
4,544	Rockwell Automation Inc.	721,224
21,810	Roper Technologies Inc.	4,955,232
14,461	Wabtec Corp.	1,182,187
6,243	Xylem Inc.	325,510

	Total Machinery-Diversified	15,708,386

Schedules of Investments

(unaudited) (continued)

Destinations Large Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIAL - 9.5% - (continued)
Miscellaneous Manufacturers - 2.3%
20,937	3M Co.	$4,280,988
5,340	Dover Corp.	440,817
15,839	Eaton Corp. PLC	1,225,622
996,834	General Electric Co.	27,293,315
28,681	Illinois Tool Works Inc.	4,050,331
9,173	Ingersoll-Rand PLC	821,901
4,711	Parker-Hannifin Corp.	741,841
96,928	Pentair PLC	6,418,572
196,035	Textron Inc.	9,370,473

	Total Miscellaneous Manufacturers	54,643,860

Packaging & Containers - 0.2%
12,028	Ball Corp.	491,945
6,925	Sealed Air Corp.	307,608
70,999	WestRock Co.	3,863,766

	Total Packaging & Containers	4,663,319

Transportation - 1.0%
4,883	CH Robinson Worldwide Inc.	327,210
32,579	CSX Corp.	1,764,804
6,242	Expeditors International of Washington Inc.	333,198
45,420	FedEx Corp.	8,804,213
3,153	JB Hunt Transport Services Inc.	269,203
3,699	Kansas City Southern	352,145
10,230	Norfolk Southern Corp.	1,268,827
1,893	Ryder System Inc.	125,733
69,137	Union Pacific Corp.	7,625,811
24,209	United Parcel Service Inc., Class B Shares	2,565,427

	Total Transportation	23,436,571

	TOTAL INDUSTRIAL	229,351,860

TECHNOLOGY - 14.3%
Computers - 3.5%
21,846	Accenture PLC, Class A Shares	2,719,172
395,726	Apple Inc.	60,451,104
21,373	Cognizant Technology Solutions Corp., Class A Shares	1,430,067
5,118	CSRA Inc.	154,359
9,993	DXC Technology Co.*	774,657
58,624	Hewlett Packard Enterprise Co.	1,102,717
59,602	HP Inc.	1,118,134
52,936	International Business Machines Corp.	8,079,622
9,360	NetApp Inc.	378,986
152,826	Seagate Technology PLC	6,658,629
4,634	Teradata Corp.*	126,323
10,151	Western Digital Corp.	914,199

	Total Computers	83,907,969

Office/Business Equipment - 0.0%
28,452	Xerox Corp.	201,156

Semiconductors - 3.6%
26,765	Advanced Micro Devices Inc.*	299,500
12,775	Analog Devices Inc.	1,095,584
37,931	Applied Materials Inc.	1,740,275
8,900	ASML Holding NV, Class NY Registered Shares, ADR*	1,174,711

Schedules of Investments

(unaudited) (continued)

Destinations Large Cap Equity Fund

Shares/Units	Security	Value
TECHNOLOGY - 14.3% - (continued)
Semiconductors - 3.6% - (continued)
14,079	Broadcom Ltd.	$3,371,639
728,186	Cypress Semiconductor Corp.	10,187,322
641,777	Intel Corp.	23,174,567
5,592	KLA-Tencor Corp.	581,568
5,725	Lam Research Corp.	888,348
203,612	Maxim Integrated Products Inc.	9,732,654
81,751	Microchip Technology Inc.	6,809,858
36,435	Micron Technology Inc.*	1,121,105
110,660	NVIDIA Corp.	15,973,771
4,490	Qorvo Inc.*	349,996
51,850	QUALCOMM Inc.	2,969,449
6,508	Skyworks Solutions Inc.	692,646
35,069	Texas Instruments Inc.	2,892,842
47,615	Xilinx Inc.	3,176,397

	Total Semiconductors	86,232,232

Software - 7.2%
225,115	Activision Blizzard Inc.	13,187,236
90,707	Adobe Systems Inc.*	12,867,695
5,998	Akamai Technologies Inc.*	282,806
6,884	Autodesk Inc.*	769,425
295,358	CA Inc.	9,383,524
10,353	Cerner Corp.*	676,569
5,364	Citrix Systems Inc.*	442,744
43,451	Electronic Arts Inc.*	4,924,302
42,345	Fidelity National Information Services Inc.	3,636,165
32,925	Fiserv Inc.*	4,124,844
41,440	Intuit Inc.	5,828,122
751,563	Microsoft Corp.	52,489,160
439,482	Oracle Corp.	19,948,088
11,279	Paychex Inc.	668,055
6,364	Red Hat Inc.*	570,023
243,619	salesforce.com Inc.*	21,838,007
119,498	ServiceNow Inc.*	12,505,466
134,460	Splunk Inc.*	8,234,330
5,216	Synopsys Inc.*	390,522
19,300	Workday Inc., Class A Shares*	1,929,614

	Total Software	174,696,697

	TOTAL TECHNOLOGY	345,038,054

UTILITIES - 1.8%
Electric - 1.8%
716,649	AES Corp.	8,370,460
7,936	Alliant Energy Corp.	329,106
8,342	Ameren Corp.	473,409
17,273	American Electric Power Co., Inc.	1,239,856
14,844	CenterPoint Energy Inc.	424,687
9,658	CMS Energy Corp.	457,886
10,746	Consolidated Edison Inc.	889,661
22,066	Dominion Energy Inc.	1,782,271
6,345	DTE Energy Co.	694,904
24,561	Duke Energy Corp.	2,104,386

Schedules of Investments

(unaudited) (continued)

Destinations Large Cap Equity Fund

Shares/Units	Security	Value
UTILITIES - 1.8% - (continued)
Electric - 1.8% - (continued)
124,064	Edison International	$10,119,900
6,462	Entergy Corp.	510,886
11,174	Eversource Energy	693,570
32,507	Exelon Corp.	1,180,329
15,936	FirstEnergy Corp.	465,969
40,519	NextEra Energy Inc.	5,731,007
10,583	NRG Energy Inc.	169,963
17,807	PG&E Corp.	1,217,643
3,888	Pinnacle West Capital Corp.	343,505
23,899	PPL Corp.	953,809
17,789	Public Service Enterprise Group Inc.	798,904
4,977	SCANA Corp.	339,431
34,801	Southern Co.	1,761,279
11,134	WEC Energy Group Inc.	698,770
17,869	Xcel Energy Inc.	856,104

	Total Electric	42,607,695

Gas - 0.0%
11,064	NiSource Inc.	288,438
8,822	Sempra Energy	1,027,675

	Total Gas	1,316,113

Water - 0.0%
6,164	American Water Works Co., Inc.	481,902

	TOTAL UTILITIES	44,405,710

	TOTAL COMMON STOCKS (Cost - $2,230,147,915)	2,284,452,627

Face Amount
SHORT-TERM INVESTMENTS - 3.4%
TIME DEPOSITS - 3.4%
$ 13,725,871	ANZ National Bank - London, 0.420% due 6/1/17	13,725,871
36,250,107	Banco Santander SA - Frankfurt, 0.420% due 6/1/17	36,250,107
12,107,600	Citibank - Puerto Rico, 0.420% due 6/1/17	12,107,600
19,706,153	Wells Fargo - Grand Cayman, 0.420% due 6/1/17	19,706,153

	TOTAL TIME DEPOSITS (Cost - $81,789,731)	81,789,731

	TOTAL INVESTMENTS - 97.9% (Cost - $2,311,937,646#)	2,366,242,358

	Other Assets in Excess of Liabilities - 2.1%	49,891,580

	TOTAL NET ASSETS - 100.0%	$2,416,133,938

*	Non-income producing security.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	—	American Depositary Receipts
PLC	—	Public Limited Company

Schedules of Investments

(unaudited) (continued)

Destinations Large Cap Equity Fund

Summary of Investments by Security Sector^
Consumer Non-cyclical	22.5%
Financial	15.8
Communications	15.8
Technology	14.6
Industrial	9.7
Consumer Cyclical	8.8
Energy	5.9
Utilities	1.9
Basic Materials	1.6
Diversified	0.0 *
Short-Term Investments	3.4

100.0%

^	As a percentage of total investments.
*	Position represents less than 0.05%.

At May 31, 2017, Destinations Large Cap Equity Fund had open exchange traded futures contracts as described below.

The unrealized appreciation on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Market Value	Unrealized Appreciation
Contracts to Buy:
S&P 500 E-mini Index June Futures	146	6/17	$17,600,300	$154,398

At May 31, 2017, Destinations Large Cap Equity Fund had deposited cash of $671,600 with a broker or brokers as margin collateral on open exchange traded futures contracts.

Schedules of Investments

(unaudited) (continued)

Destinations Small-Mid Cap Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 69.9%
BASIC MATERIALS - 3.7%
Chemicals - 3.1%
19,512	AdvanSix Inc.*	$561,360
27,400	Air Products & Chemicals Inc.	3,947,244
11,388	HB Fuller Co.	577,941
10,676	Ingevity Corp.*	630,631
15,723	KMG Chemicals Inc.	879,387
15,245	Olin Corp.	447,289
56,900	RPM International Inc.	3,085,687
8,700	Sherwin-Williams Co.	2,886,399
195,469	Valvoline Inc.	4,372,642

	Total Chemicals	17,388,580

Forest Products & Paper - 0.5%
56,700	International Paper Co.	2,998,296

Iron/Steel - 0.1%
45,832	Allegheny Technologies Inc.	707,188

	TOTAL BASIC MATERIALS	21,094,064

COMMUNICATIONS - 3.0%
Internet - 1.0%
31,549	8x8 Inc.*	430,644
50,190	Angie’s List Inc.*	604,287
60,721	Chegg Inc.*	728,652
15,324	Cogent Communications Holdings Inc.	603,766
74,495	Mimecast Ltd.*	1,997,956
36,392	Q2 Holdings Inc.*	1,441,123

	Total Internet	5,806,428

Media - 0.1%
11,804	Nexstar Media Group Inc., Class A Shares	675,189

Telecommunications - 1.9%
105,300	CenturyLink Inc.	2,627,235
83,643	Extreme Networks Inc.*	805,482
61,827	GTT Communications Inc.*	1,993,921
39,000	Motorola Solutions Inc.	3,259,230
93,103	Oclaro Inc.*	826,755
21,982	Quantenna Communications Inc.*	420,296
80,858	ShoreTel Inc.*	468,976
68,747	Telenav Inc.*	560,288

	Total Telecommunications	10,962,183

	TOTAL COMMUNICATIONS	17,443,800

CONSUMER CYCLICAL - 6.3%
Airlines - 0.5%
33,600	Alaska Air Group Inc.	2,924,880

Apparel - 0.2%
10,753	Oxford Industries Inc.	577,866
17,734	Steven Madden Ltd.*	696,060

	Total Apparel	1,273,926

Auto Parts & Equipment - 0.8%
63,000	Allison Transmission Holdings Inc.	2,439,360
49,575	Horizon Global Corp.*	729,248

Schedules of Investments

(unaudited) (continued)

Destinations Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER CYCLICAL - 6.3% - (continued)
Auto Parts & Equipment - 0.8% - (continued)
79,742	Modine Manufacturing Co.*	$1,212,079

	Total Auto Parts & Equipment	4,380,687

Distribution/Wholesale - 0.3%
18,792	SiteOne Landscape Supply Inc.*	999,358
39,429	Titan Machinery Inc.*	664,379

	Total Distribution/Wholesale	1,663,737

Entertainment - 0.2%
44,164	Eldorado Resorts Inc.*	916,403

Home Builders - 0.3%
36,808	Century Communities Inc.*	916,519
42,050	William Lyon Homes, Class A Shares*	952,433

	Total Home Builders	1,868,952

Leisure Time - 0.8%
104,240	Callaway Golf Co.	1,328,018
47,351	Fox Factory Holding Corp.*	1,555,480
32,611	Malibu Boats Inc., Class A Shares*	790,817
36,263	MCBC Holdings Inc.	697,337

	Total Leisure Time	4,371,652

Retail - 3.2%
169,700	American Eagle Outfitters Inc.	1,951,550
4,090	Buffalo Wild Wings Inc.*	587,733
39,800	Cheesecake Factory Inc.	2,347,404
50,200	Coach Inc.	2,319,742
36,263	Del Taco Restaurants Inc.*	465,254
23,600	Dollar General Corp.	1,732,004
36,110	DSW Inc., Class A Shares	607,731
19,680	Express Inc.*	152,717
56,332	Foundation Building Materials Inc.*	760,482
50,198	Freshpet Inc.*	763,009
18,614	Lumber Liquidators Holdings Inc.*	539,434
31,547	MarineMax Inc.*	569,423
21,006	Michaels Cos., Inc.*	406,046
15,543	PetMed Express Inc.	545,404
5,628	Red Robin Gourmet Burgers Inc.*	405,638
49,267	Sportsman’s Warehouse Holdings Inc.*	287,227
25,925	Tailored Brands Inc.	275,324
41,356	Tile Shop Holdings Inc.	812,645
40,600	Williams-Sonoma Inc.	1,975,596
29,891	World Fuel Services Corp.	1,056,348

	Total Retail	18,560,711

	TOTAL CONSUMER CYCLICAL	35,960,948

CONSUMER NON-CYCLICAL - 14.9%
Beverages - 1.6%
41,400	Dr Pepper Snapple Group Inc.	3,842,334
20,749	MGP Ingredients Inc.	1,062,556
37,900	Molson Coors Brewing Co., Class B Shares	3,592,541
37,845	Primo Water Corp.*	465,115

	Total Beverages	8,962,546

Biotechnology - 1.6%
32,356	Audentes Therapeutics Inc.*	461,720

Schedules of Investments

(unaudited) (continued)

Destinations Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER NON-CYCLICAL - 14.9% - (continued)
Biotechnology - 1.6% - (continued)
51,451	Blueprint Medicines Corp.*	$1,846,062
12,778	Charles River Laboratories International Inc.*	1,176,215
40,191	CytomX Therapeutics Inc.*	566,291
98,267	Immunomedics Inc.*	741,916
44,641	Loxo Oncology Inc.*	2,037,862
68,909	NeoGenomics Inc.*	520,952
29,257	Otonomy Inc.*	358,398
30,278	Ovid therapeutics Inc.*	386,045
18,341	Paratek Pharmaceuticals Inc.*	367,737
40,518	Sunesis Pharmaceuticals Inc.*(a)	119,933
29,217	Versartis Inc.*	448,481

	Total Biotechnology	9,031,612

Commercial Services - 2.3%
71,654	Everi Holdings Inc.*	479,365
23,648	Huron Consulting Group Inc.*	982,574
41,609	Korn/Ferry International	1,336,065
47,800	Macquarie Infrastructure Corp.	3,723,620
12,679	Matthews International Corp., Class A Shares	808,286
19,232	Nutrisystem Inc.	1,001,026
115,700	Sabre Corp.	2,595,151
12,897	SP Plus Corp.*	380,461
8,339	Strayer Education Inc.	737,584
46,579	Team Inc.*	1,194,751

	Total Commercial Services	13,238,883

Food - 1.8%
9,745	Calavo Growers Inc.	659,737
59,922	Darling Ingredients Inc.*	938,978
39,820	Hain Celestial Group Inc.*	1,390,912
73,400	Hormel Foods Corp.	2,468,442
51,455	Hostess Brands Inc., Class A Shares*	809,902
24,207	Performance Food Group Co.*	685,058
22,860	Snyder’s-Lance Inc.	840,105
31,778	TreeHouse Foods Inc.*	2,452,626

	Total Food	10,245,760

Healthcare-Products - 3.5%
79,470	AxoGen Inc.*	1,180,129
39,094	BioTelemetry Inc.*	1,127,862
37,187	Cardiovascular Systems Inc.*	1,116,726
14,261	CryoLife Inc.*	260,263
19,919	Inogen Inc.*	1,765,620
19,932	Intersect ENT Inc.*	504,280
13,627	iRhythm Technologies Inc.*	472,584
37,210	K2M Group Holdings Inc.*	846,528
52,378	LeMaitre Vascular Inc.(a)	1,600,672
13,085	Mazor Robotics Ltd., ADR*	541,850
29,694	Patterson Cos., Inc.	1,311,287
29,780	Spectranetics Corp.*	804,060
48,900	STERIS PLC	3,792,684
63,286	Tactile Systems Technology Inc.*(a)	1,539,748

Schedules of Investments

(unaudited) (continued)

Destinations Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER NON-CYCLICAL - 14.9% - (continued)
Healthcare-Products - 3.5% - (continued)
28,700	Zimmer Biomet Holdings Inc.	$3,421,327

	Total Healthcare-Products	20,285,620

Healthcare-Services - 2.3%
19,850	Cigna Corp.	3,200,415
22,433	Envision Healthcare Corp.*	1,225,066
32,700	HealthSouth Corp.	1,482,291
13,600	Humana Inc.	3,158,736
57,629	Natera Inc.*	590,121
50,503	Teladoc Inc.*	1,545,392
47,429	Tivity Health Inc.*	1,610,215
7,993	US Physical Therapy Inc.	505,557

	Total Healthcare-Services	13,317,793

Household Products/Wares - 0.1%
13,266	SodaStream International Ltd.*	702,833

Pharmaceuticals - 1.7%
21,037	Aclaris Therapeutics Inc.*	500,260
8,365	Aerie Pharmaceuticals Inc.*	463,839
32,000	AmerisourceBergen Corp., Class A Shares	2,936,640
34,302	Concert Pharmaceuticals Inc.*	430,833
70,464	Foamix Pharmaceuticals Ltd.*(a)	310,746
15,895	Global Blood Therapeutics Inc.*	429,165
9,230	Heska Corp.*	910,632
16,621	La Jolla Pharmaceutical Co.*	475,361
37,077	MyoKardia Inc.*(a)	478,294
40,600	Perrigo Co. PLC	2,957,710

	Total Pharmaceuticals	9,893,480

	TOTAL CONSUMER NON-CYCLICAL	85,678,527

ENERGY - 5.5%
Energy-Alternate Sources - 0.2%
51,300	TPI Composites Inc.*	873,126

Oil & Gas - 3.7%
154,700	Cabot Oil & Gas Corp.	3,432,793
72,562	Callon Petroleum Co.*	821,402
32,139	Carrizo Oil & Gas Inc.*	705,130
27,005	Earthstone Energy Inc., Class A Shares*	282,202
235,700	Ensco PLC, Class A Shares	1,470,768
83,400	Marathon Petroleum Corp.	4,340,136
32,672	Murphy USA Inc.*	2,222,676
146,500	Noble Energy Inc.	4,203,085
119,900	Patterson-UTI Energy Inc.	2,556,268
37,596	Rosehill Resources Inc.*	250,389
103,442	SRC Energy Inc.*	711,681

	Total Oil & Gas	20,996,530

Oil & Gas Services - 0.9%
23,900	Core Laboratories NV	2,443,536
25,254	Mammoth Energy Services Inc.*	458,865
25,564	NCS Multistage Holdings Inc.*	670,799
64,183	Select Energy Services Inc., Class A Shares*	974,298
47,875	Solaris Oilfield Infrastructure Inc., Class A Shares*	550,563

	Total Oil & Gas Services	5,098,061

Schedules of Investments

(unaudited) (continued)

Destinations Small-Mid Cap Equity Fund

Shares/Units	Security	Value
ENERGY - 5.5% - (continued)
Pipelines - 0.7%
147,200	Williams Cos., Inc.	$4,209,920

	TOTAL ENERGY	31,177,637

FINANCIAL - 17.2%
Banks - 4.9%
29,803	Bank of NT Butterfield & Son Ltd.	982,903
150,752	BankUnited Inc.	4,998,936
24,860	Chemical Financial Corp.	1,117,954
49,800	Citizens Financial Group Inc.	1,698,180
15,934	Eagle Bancorp Inc.*	909,035
82,590	First Horizon National Corp.	1,399,074
15,610	Franklin Financial Network Inc.*	608,790
39,443	Hancock Holding Co.	1,822,267
23,419	IBERIABANK Corp.	1,807,947
180,400	KeyCorp	3,151,588
44,767	Live Oak Bancshares Inc.	1,094,553
118,482	MB Financial Inc.	4,879,089
20,716	Seacoast Banking Corp. of Florida*	467,353
67,188	TCF Financial Corp.	1,011,851
28,742	TriState Capital Holdings Inc.*	666,814
47,972	Univest Corp. of Pennsylvania	1,321,629

	Total Banks	27,937,963

Diversified Financial Services - 3.1%
22,500	Affiliated Managers Group Inc.	3,461,625
39,675	Blackhawk Network Holdings Inc., Class A Shares*	1,719,911
76,000	CIT Group Inc.	3,423,800
13,692	Federated Investors Inc., Class B Shares	363,660
66,300	Lazard Ltd., Class A Shares	2,950,350
147,475	SLM Corp.*	1,532,265
168,400	Synchrony Financial	4,521,540

	Total Diversified Financial Services	17,973,151

Equity Real Estate Investment Trusts (REITs) - 6.0%
48,259	Altisource Residential Corp.	663,079
58,400	American Campus Communities Inc.	2,771,664
58,439	Blackstone Mortgage Trust Inc., Class A Shares	1,814,531
43,823	Columbia Property Trust Inc.	946,577
43,307	Corporate Office Properties Trust	1,460,745
328,900	Cousins Properties Inc.	2,815,384
43,200	CyrusOne Inc.	2,430,432
24,694	Education Realty Trust Inc.	946,027
59,050	Lexington Realty Trust	567,471
48,600	Life Storage Inc.	3,640,140
222,000	Medical Properties Trust Inc.	2,874,900
39,999	Monmouth Real Estate Investment Corp.	583,985
81,500	National Retail Properties Inc.	3,127,155
156,500	Retail Opportunity Investments Corp.	3,092,440
53,000	Taubman Centers Inc.	3,240,950
109,700	Weyerhaeuser Co.	3,615,712

	Total Equity Real Estate Investment Trusts (REITs)	34,591,192

Insurance - 2.6%
15,007	Hanover Insurance Group Inc.	1,251,434

Schedules of Investments

(unaudited) (continued)

Destinations Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIAL - 17.2% - (continued)
Insurance - 2.6% - (continued)
54,500	Hartford Financial Services Group Inc.	$2,691,755
24,684	Health Insurance Innovations Inc., Class A Shares*	549,219
40,535	Horace Mann Educators Corp.	1,550,464
11,304	Infinity Property & Casualty Corp.	1,082,358
40,743	NMI Holdings Inc., Class A Shares*	423,727
80,500	Progressive Corp.	3,415,615
21,427	Validus Holdings Ltd.	1,144,202
8,100	Willis Towers Watson PLC	1,187,703
39,300	XL Group Ltd.	1,717,017

	Total Insurance	15,013,494

Private Equity - 0.2%
83,963	Hercules Capital Inc.	1,094,038

Savings & Loans - 0.4%
22,061	Banc of California Inc.	447,838
95,074	Sterling Bancorp	2,039,337

	Total Savings & Loans	2,487,175

	TOTAL FINANCIAL	99,097,013

INDUSTRIAL - 8.7%
Aerospace/Defense - 1.4%
26,500	Harris Corp.	2,972,240
91,606	Kratos Defense & Security Solutions Inc.*	991,177
30,000	Rockwell Collins Inc.	3,271,500
22,907	Triumph Group Inc.	746,768

	Total Aerospace/Defense	7,981,685

Building Materials - 0.7%
15,100	Martin Marietta Materials Inc.	3,383,910
5,884	Patrick Industries Inc.*	389,521
29,695	Ply Gem Holdings Inc.*	485,513

	Total Building Materials	4,258,944

Electrical Components & Equipment - 1.5%
18,400	Acuity Brands Inc.	2,997,544
36,600	AMETEK Inc.	2,233,332
24,050	Generac Holdings Inc.*	833,332
20,900	Hubbell Inc., Class B Shares	2,422,519

	Total Electrical Components & Equipment	8,486,727

Electronics - 0.4%
3,155	Coherent Inc.*	782,913
53,048	Control4 Corp.*	1,053,003
13,569	CyberOptics Corp.*	297,840

	Total Electronics	2,133,756

Engineering & Construction - 0.3%
3,484	Argan Inc.	205,730
19,502	EMCOR Group Inc.	1,229,016
12,840	NV5 Global Inc.*	471,228

	Total Engineering & Construction	1,905,974

Environmental Control - 0.6%
55,822	Casella Waste Systems Inc., Class A Shares*	782,624
18,434	Clean Harbors Inc.*	1,076,730
93,196	Hudson Technologies Inc.*	760,479

Schedules of Investments

(unaudited) (continued)

Destinations Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIAL - 8.7% - (continued)
Environmental Control - 0.6% - (continued)
18,885	Tetra Tech Inc.	$867,766

	Total Environmental Control	3,487,599

Hand/Machine Tools - 0.4%
41,116	Milacron Holdings Corp.*	715,007
17,017	Regal Beloit Corp.	1,347,746

	Total Hand/Machine Tools	2,062,753

Machinery-Diversified - 1.3%
30,666	Altra Industrial Motion Corp.	1,324,771
86,721	Ichor Holdings Ltd.*	2,036,209
5,170	Kadant Inc.	397,315
68,300	Xylem Inc.	3,561,162

	Total Machinery-Diversified	7,319,457

Metal Fabricate/Hardware - 0.2%
43,826	TriMas Corp.*	955,407

Miscellaneous Manufacturers - 1.4%
29,414	Actuant Corp., Class A Shares	763,293
21,200	Donaldson Co., Inc.	1,016,752
22,173	EnPro Industries Inc.	1,481,378
20,162	Hexcel Corp.	1,036,932
26,358	ITT Inc.	1,001,868
25,100	Pentair PLC	1,662,122
13,633	Standex International Corp.	1,198,341

	Total Miscellaneous Manufacturers	8,160,686

Packaging & Containers - 0.3%
4,974	Berry Global Group Inc.*	288,442
5,015	Multi-Color Corp.	430,789
31,731	Silgan Holdings Inc.	1,009,363

	Total Packaging & Containers	1,728,594

Transportation - 0.2%
56,628	Air Transport Services Group Inc.*	1,350,578

	TOTAL INDUSTRIAL	49,832,160

TECHNOLOGY - 6.8%
Computers - 2.9%
6,817	CACI International Inc., Class A Shares*	839,173
46,569	CSRA Inc.	1,404,521
44,129	Diebold Nixdorf Inc.	1,167,212
57,587	Everspin Technologies Inc.*(a)	1,035,414
15,993	ExlService Holdings Inc.*	837,553
26,382	Kornit Digital Ltd.*	441,899
36,700	MAXIMUS Inc.	2,278,336
31,749	Mercury Systems Inc.*	1,262,658
30,979	Varonis Systems Inc.*	1,126,087
33,385	Virtusa Corp.*	968,833
44,469	Vocera Communications Inc.*	1,188,656
43,400	Western Digital Corp.	3,908,604

	Total Computers	16,458,946

Semiconductors - 2.7%
38,200	Analog Devices Inc.	3,276,032
73,504	AXT Inc.*	488,801
288,200	Cypress Semiconductor Corp.	4,031,918

Schedules of Investments

(unaudited) (continued)

Destinations Small-Mid Cap Equity Fund

Shares/Units	Security	Value
TECHNOLOGY - 6.8% - (continued)
Semiconductors - 2.7% - (continued)
62,700	Impinj Inc.*	$2,736,855
19,332	MACOM Technology Solutions Holdings Inc.*	1,178,672
59,994	MagnaChip Semiconductor Corp.*	512,949
8,944	MKS Instruments Inc.	731,172
29,774	Semtech Corp.*	1,137,367
72,857	SMART Global Holdings Inc.*	954,427
23,767	Veeco Instruments Inc.*	747,472

	Total Semiconductors	15,795,665

Software - 1.2%
50,718	Alteryx Inc., Class A Shares*	956,542
27,397	BroadSoft Inc.*	1,095,880
31,342	Everbridge Inc.*	810,504
7,300	Fair Isaac Corp.	968,418
87,226	Five9 Inc.*	1,959,968
6,318	Materialise NV, ADR*	80,807
39,674	PROS Holdings Inc.*	1,185,062

	Total Software	7,057,181

	TOTAL TECHNOLOGY	39,311,792

UTILITIES - 3.8%
Electric - 2.8%
58,800	CMS Energy Corp.	2,787,708
29,600	Edison International	2,414,472
161,996	Great Plains Energy Inc.	4,654,145
9,825	IDACORP Inc.	857,722
7,854	NorthWestern Corp.	486,634
33,802	Portland General Electric Co.	1,600,187
46,400	SCANA Corp.	3,164,480

	Total Electric	15,965,348

Gas - 0.4%
20,900	Sempra Energy	2,434,641

Water - 0.6%
44,500	American Water Works Co., Inc.	3,479,010

	TOTAL UTILITIES	21,878,999

	TOTAL COMMON STOCKS (Cost - $396,461,407)	401,474,940

EXCHANGE TRADED FUNDS (ETFs) - 25.2%
530,836	iShares Core S&P Mid-Cap, Class I Shares	91,213,550
785,528	iShares Core S&P Small-Cap, Class I Shares	53,675,128

	TOTAL EXCHANGE TRADED FUNDS (ETFs) (Cost - $143,662,773)	144,888,678

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $540,124,180)	546,363,618

Schedules of Investments

(unaudited) (continued)

Destinations Small-Mid Cap Equity Fund

Face Amount	Security	Value
SHORT-TERM INVESTMENTS - 4.4%
TIME DEPOSITS - 4.4%
$ 6,766,178	Banco Santander SA - Frankfurt, 0.420% due 6/1/17	$6,766,178
11,196,044	Citibank - Puerto Rico, 0.420% due 6/1/17	11,196,044
7,307,873	JPMorgan Chase & Co. - New York, 0.420% due 6/1/17	7,307,873

	TOTAL TIME DEPOSITS (Cost - $25,270,095)	25,270,095

	TOTAL INVESTMENTS - 99.5% (Cost - $565,394,275#)	571,633,713

	Other Assets in Excess of Liabilities - 0.5%	2,875,730

	TOTAL NET ASSETS - 100.0%	$574,509,443

*	Non-income producing security.
(a)	Illiquid security.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	—	American Depositary Receipts
PLC	—	Public Limited Company

Summary of Investments by Security Sector^
Financial	17.3%
Consumer Non-cyclical	15.0
Industrial	8.7
Technology	6.9
Consumer Cyclical	6.3
Energy	5.5
Utilities	3.8
Basic Materials	3.7
Communications	3.0
Exchange Traded Funds (ETFs)	25.4
Short-Term Investments	4.4

100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

Destinations International Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 71.5%
Argentina - 0.2%
89,828	YPF SA, ADR	$2,215,158

Australia - 1.6%
210,031	Amcor Ltd.	2,391,564
593,968	Brambles Ltd.	4,578,712
260,638	DuluxGroup Ltd.	1,362,558
538,194	Nanosonics Ltd.*	1,127,061
76,018	Orica Ltd.	1,109,754
142,184	Retail Food Group Ltd.	543,089
777,635	South32 Ltd.	1,521,816
344,809	Webjet Ltd.	3,097,838
34,180	Woodside Petroleum Ltd.	818,456

	Total Australia	16,550,848

Austria - 0.2%
66,219	Erste Group Bank AG	2,403,739

Bangladesh - 0.3%
2,644,165	BRAC Bank Ltd.	2,568,736

Belgium - 0.1%
16,084	KBC Group NV	1,208,483

Bermuda - 0.1%
66,353	Hiscox Ltd.	1,048,839

Brazil - 1.3%
233,500	BB Seguridade Participacoes SA	2,099,736
176,316	BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	1,003,613
307,863	Kroton Educacional SA	1,379,464
244,000	Linx SA	1,402,451
49,271	Multiplus SA	608,417
105,047	Smiles SA	2,045,074
71,600	TIM Participacoes SA, ADR	1,090,468
101,585	TOTVS SA	947,400
445,400	Wiz Solucoes e Corretagem de Seguros SA	3,165,649

	Total Brazil	13,742,272

Canada - 1.2%
38,722	Alimentation Couche-Tard Inc., Class B Shares	1,790,785
77,900	Canadian Natural Resources Ltd.	2,245,319
14,300	Canadian Pacific Railway Ltd.	2,262,173
156,161	Computer Modelling Group Ltd.	1,182,477
168,467	DIRTT Environmental Solutions*	798,067
32,071	Equitable Group Inc.	1,185,037
7,146	Fairfax Financial Holdings Ltd.	3,134,984

	Total Canada	12,598,842

Chile - 0.2%
52,874	Banco Santander Chile, ADR	1,305,988
34,348	Sociedad Quimica y Minera de Chile SA, ADR	1,237,558

	Total Chile	2,543,546

China - 4.0%
23,000	58.com Inc., ADR*	989,000
54,981	Alibaba Group Holding Ltd., ADR*	6,732,973
14,409	Baidu Inc., ADR*	2,681,515
41,744	Bitauto Holdings Ltd., ADR*	1,099,537

Schedules of Investments

(unaudited) (continued)

Destinations International Equity Fund

Shares/Units	Security	Value
China - 4.0% - (continued)
448,780	China Everbright Ltd.	$1,008,867
1,400,718	China Mengniu Dairy Co., Ltd.	2,832,704
136,747	China Mobile Ltd.	1,517,759
63,025	Ctrip.com International Ltd., ADR*	3,444,316
812,137	Haitong Securities Co., Ltd., Class H Shares(a)	1,360,739
375,000	Hangzhou Hikvision Digital Technology Co., Ltd., Class A Shares	1,471,950
1,910,707	Kingdee International Software Group Co., Ltd.*	759,827
204,999	Midea Group Co., Ltd., Class A Shares	1,096,769
35,717	Momo Inc., ADR*	1,358,675
872,127	PetroChina Co., Ltd., Class H Shares(a)	578,344
186,114	Shenzhou International Group Holdings Ltd.	1,276,925
4,525	SINA Corp.*	443,314
339,014	Sinopharm Group Co., Ltd., Class H Shares(a)	1,548,489
121,112	Sunny Optical Technology Group Co., Ltd.	937,219
18,270	TAL Education Group, ADR	2,127,907
239,855	Tencent Holdings Ltd.	8,233,254
399,802	Zhaojin Mining Industry Co., Ltd., Class H Shares(a)	325,863

	Total China	41,825,946

Denmark - 0.5%
52,512	GN Store Nord AS	1,601,921
11,260	Jyske Bank AS, Class Registered Shares	602,714
42,854	Royal Unibrew AS	1,978,065
14,931	Sydbank AS	535,555

	Total Denmark	4,718,255

Egypt - 0.1%
828,738	Cleopatra Hospital*	1,114,904

Finland - 0.6%
28,128	Olvi OYJ, Class A Shares	968,537
65,613	Sampo OYJ, Class A Shares	3,337,882
87,013	Tikkurila OYJ	1,779,489
7,950	Wartsila OYJ Abp	472,039

	Total Finland	6,557,947

France - 3.6%
15,893	Air Liquide SA	1,937,702
18,789	Airbus SE	1,542,730
16,621	Akka Technologies	905,740
30,335	BNP Paribas SA	2,144,388
83,446	Danone SA	6,195,752
1,367	Dassault Aviation SA	2,038,913
16,875	Dassault Systemes SE	1,556,459
5,321	Euler Hermes Group	559,789
9,762	ID Logistics Group*	1,479,602
16,812	Lectra	523,136
36,886	Legrand SA	2,529,712
2,476	MGI Digital Graphic Technology*	128,501
12,411	Neopost SA	552,869
34,302	Pernod Ricard SA	4,659,581
21,728	Sanofi	2,153,790
60,681	Schneider Electric SE*	4,675,447
61,959	TOTAL SA	3,298,311

	Total France	36,882,422

Germany - 5.2%
1,961	Aumann AG*	139,110

Schedules of Investments

(unaudited) (continued)

Destinations International Equity Fund

Shares/Units	Security	Value
Germany - 5.2% - (continued)
62,118	Bayer AG, Class Registered Shares	$8,240,793
6,402	Beiersdorf AG	687,828
27,812	Brenntag AG	1,611,966
18,524	CANCOM SE	1,089,512
91,882	Deutsche Wohnen AG	3,603,854
32,195	Fresenius SE & Co. KGaA	2,757,217
51,775	GEA Group AG	2,129,363
38,057	Henkel AG & Co. KGaA	5,344,086
13,910	Hypoport AG*	2,061,677
120,933	Infineon Technologies AG	2,677,405
12,484	Isra Vision AG	2,250,836
13,514	LEG Immobilien AG	1,274,375
7,241	Linde AG	1,383,005
14,451	Merck KGaA	1,745,282
29,257	Nexus AG	735,254
33,881	Scout24 AG*(b)	1,295,952
18,737	STRATEC Biomedical AG	1,316,235
36,393	Symrise AG	2,615,786
51,692	TAG Immobilien AG	771,078
294,140	Telefonica Deutschland Holding AG	1,462,957
32,418	va-Q-tec AG*	736,001
87,086	Vonovia SE	3,422,015
21,464	Wirecard AG	1,431,646
9,906	XING AG	2,657,932

	Total Germany	53,441,165

Greece - 0.1%
104,097	Sarantis SA	1,450,130

Hong Kong - 2.2%
586,800	AIA Group Ltd.	4,165,437
578,000	China Overseas Land & Investment Ltd.	1,735,059
413,000	CK Hutchison Holdings Ltd.	5,383,306
769,300	Esprit Holdings Ltd.*	538,967
38,800	Jardine Matheson Holdings Ltd.	2,479,242
1,329,385	Man Wah Holdings Ltd.	1,330,128
1,501,423	Sino Biopharmaceutical Ltd.	1,338,526
246,711	Techtronic Industries Co., Ltd.	1,167,482
834,000	Vitasoy International Holdings Ltd.*	1,744,312
2,418,683	WH Group Ltd.(b)	2,265,651

	Total Hong Kong	22,148,110

India - 4.7%
463,275	Allcargo Logistics Ltd.	1,245,495
169,316	Amara Raja Batteries Ltd.	2,310,175
229,892	Axis Bank Ltd.	1,831,792
298,730	Bank of Baroda	824,633
347,191	Berger Paints India Ltd.	1,356,166
1,476	Britannia Industries Ltd.	80,881
261,378	Byke Hospitality Ltd.	770,389
69,693	Can Fin Homes Ltd.	2,941,303
299,890	Coal India Ltd.	1,223,191

Schedules of Investments

(unaudited) (continued)

Destinations International Equity Fund

Shares/Units	Security	Value
India - 4.7% - (continued)
24,752	DEN Networks Ltd.*	$32,734
81,891	Divi’s Laboratories Ltd.	744,259
303,170	Edelweiss Financial Services Ltd.	812,219
418,878	Exide Industries Ltd.	1,501,166
53,502	FIEM Industries Ltd.	702,620
139,735	Gulf Oil Lubricants India Ltd.	1,706,650
210,422	Housing Development Finance Corp., Ltd	5,144,660
102,699	Infosys Ltd.	1,551,101
507,348	JM Financial Ltd.	956,525
118,021	Kotak Mahindra Bank Ltd.	1,765,866
78,343	Manpasand Beverages Ltd.*	969,411
19,038	Maruti Suzuki India Ltd.	2,132,913
102,300	Max Financial Services Ltd.	927,847
179,934	Motherson Sumi Systems Ltd.	1,256,728
39,663	Multi Commodity Exchange of India Ltd.	618,100
911,162	NTPC Ltd.	2,260,068
421,993	Power Grid Corp. of India Ltd.	1,363,675
39,993	PVR Ltd.	898,432
441,216	SH Kelkar & Co., Ltd.(b)	1,934,510
108,659	Sun TV Network Ltd.	1,349,129
100,863	Supreme Industries Ltd.	1,779,101
123,752	Tata Communications Ltd.	1,402,850
28,928	Tata Consultancy Services Ltd.	1,138,098
23,608	Torrent Pharmaceuticals Ltd.	452,928
127,378	Wipro Ltd.	1,058,326
135,086	Zee Entertainment Enterprises Ltd.	1,080,594

	Total India	48,124,535

Indonesia - 1.1%
17,951,000	Ace Hardware Indonesia Tbk PT	1,421,462
1,620,300	Bank Central Asia Tbk PT	2,057,516
949,561	Bank Mandiri Persero Tbk PT	897,927
2,444,943	Bank Negara Indonesia Persero Tbk PT	1,186,359
9,722,000	Kimia Farma Persero Tbk PT	2,014,072
10,329,111	Nippon Indosari Corpindo Tbk PT	1,125,896
5,901,921	Sarana Menara Nusantara Tbk PT, (Restricted)*(c)	1,638,813
1,848,821	Tower Bersama Infrastructure Tbk PT	801,373

	Total Indonesia	11,143,418

Ireland - 0.3%
2,065,730	Bank of Ireland*	559,449
23,971	Kerry Group PLC, Class A Shares	2,115,593

	Total Ireland	2,675,042

Israel - 0.3%
10,385	Check Point Software Technologies Ltd.*	1,163,639
29,321	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	1,488,577

	Total Israel	2,652,216

Italy - 0.2%
255,116	Banca Mediolanum SpA	2,107,452

Japan - 11.7%
37,400	Air Water Inc.	673,390
38,800	Arcland Service Holdings Co., Ltd.	1,242,568
258,600	Astellas Pharma Inc.	3,267,872

Schedules of Investments

(unaudited) (continued)

Destinations International Equity Fund

Shares/Units	Security	Value
Japan - 11.7% - (continued)
30,204	Axial Retailing Inc.	$1,211,708
90,000	Chiba Bank Ltd.	591,371
44,200	Chugai Pharmaceutical Co., Ltd.	1,688,154
32,100	Credit Saison Co., Ltd.	596,422
40,400	CyberAgent Inc.	1,460,363
120,000	Daiwa Securities Group Inc.	730,435
39,200	Dip Corp.	887,416
76,100	en-japan Inc.	2,122,918
2,600	FANUC Corp.	511,759
38,000	Fujitsu General Ltd.	877,758
14,400	Glory Ltd.	489,196
98,300	Gurunavi Inc.	1,757,359
88,700	Hachijuni Bank Ltd.	510,646
47,249	Hiday Hidaka Corp.	1,044,513
14,900	Hirose Electric Co., Ltd.	1,990,131
471,000	Infomart Corp.	3,543,188
180,300	Inpex Corp.	1,659,560
128,600	Istyle Inc.	1,249,679
44,900	Ito En Ltd.	1,857,810
65,800	Japan Material Co., Ltd.	1,165,125
184,000	Japan Tobacco Inc.	6,916,187
37,700	Kansai Paint Co., Ltd.	815,997
77,200	Kao Corp.	4,869,799
133,300	KDDI Corp.	3,692,499
35,900	Kobayashi Pharmaceutical Co., Ltd.	2,117,698
27,500	Koito Manufacturing Co., Ltd.	1,450,057
3,700	Kose Corp.	399,661
64,500	Kotobuki Spirits Co., Ltd.	2,222,371
23,300	Kura Corp.	1,058,664
24,100	Kusuri no Aoki Holdings Co., Ltd.	1,171,118
45,717	M&A Capital Partners Co., Ltd.*	2,237,136
149,300	Mebuki Financial Group Inc.	584,195
36,400	MISUMI Group Inc.	822,108
190,500	Mitsubishi Electric Corp.	2,629,288
333,600	Morningstar Japan KK	990,998
53,800	Nihon Kohden Corp.	1,201,472
75,800	Nippon Telegraph & Telephone Corp.	3,635,413
3,800	Nissin Foods Holdings Co., Ltd.	239,995
86,300	Nomura Research Institute Ltd.	3,288,337
133,000	North Pacific Bank Ltd.	459,214
28,100	Obic Co., Ltd.	1,633,413
37,600	Olympus Corp.	1,374,784
34,700	Omron Corp.	1,452,548
93,700	Open Door Inc.*	2,730,513
214,100	Prestige International Inc.	2,217,109
71,729	Rakus Co., Ltd.	1,621,294
44,900	Rohto Pharmaceutical Co., Ltd.	934,999
139,500	Santen Pharmaceutical Co., Ltd.	1,922,550
31,900	Secom Co., Ltd.	2,334,898
39,100	Seria Co., Ltd.	1,895,051
76,200	Seven & i Holdings Co., Ltd.	3,241,205
99,269	SMS Co., Ltd.	2,744,639

Schedules of Investments

(unaudited) (continued)

Destinations International Equity Fund

Shares/Units	Security	Value
Japan - 11.7% - (continued)
21,200	Square Enix Holdings Co., Ltd.	$672,363
215,800	Sumitomo Corp.	2,754,397
42,700	Sumitomo Mitsui Financial Group Inc.	1,527,003
30,000	Suzuki Motor Corp.	1,413,719
52,900	Systena Corp.	1,111,900
38,600	Terumo Corp.	1,569,790
59,700	Tokio Marine Holdings Inc.	2,537,881
45,200	Toyo Suisan Kaisha Ltd.	1,762,247
32,200	USS Co., Ltd.	648,644
65,900	Vector Inc.	968,225
473,800	Yahoo Japan Corp.	2,131,964
14,200	Yamaha Corp.	459,537
148,700	Yamato Holdings Co., Ltd.	3,233,140
43,900	Yokogawa Electric Corp.	762,225
247,400	Yume No Machi Souzou Iinkai Co., Ltd.*	2,548,839

	Total Japan	120,136,425

Malaysia - 0.8%
7,523,800	7-Eleven Malaysia Holdings Bhd	2,302,126
1,437,600	Astro Malaysia Holdings Bhd	852,948
249,000	Carlsberg Brewery Malaysia Bhd	859,687
98,800	Dutch Lady Milk Industries Bhd	1,336,784
3,491,200	Karex Bhd	1,469,002
2,245,000	My EG Services Bhd	1,108,870

	Total Malaysia	7,929,417

Mexico - 1.2%
302,300	Banregio Grupo Financiero SAB de CV	1,695,513
12,743	Fomento Economico Mexicano SAB de CV, ADR	1,202,175
74,885	Gruma SAB de CV, Class B Shares	974,396
171,372	Grupo Financiero Banorte SAB de CV, Class O Shares	984,704
258,200	Grupo Financiero Santander Mexico SAB de CV, Class B Shares, ADR	2,359,948
497,704	Grupo Lala SAB de CV, Class B Shares	841,607
319,520	Infraestructura Energetica Nova SAB de CV	1,489,471
660,200	Unifin Financiera SAB de CV SOFOM ENR	1,764,334
227,894	Wal-Mart de Mexico SAB de CV	521,763

	Total Mexico	11,833,911

Netherlands - 1.2%
57,518	Altice NV, Class A Shares*	1,430,184
8,811	ASM International NV	546,116
9,659	ASML Holding NV	1,274,308
6,422	Core Laboratories NV	656,585
36,350	Heineken NV	3,578,325
122,362	ING Groep NV	2,044,410
23,900	NXP Semiconductors NV*	2,626,610

	Total Netherlands	12,156,538

New Zealand - 0.7%
389,053	Freightways Ltd.	2,098,371
520,919	Green Cross Health Ltd.	830,964
441,694	Restaurant Brands New Zealand Ltd.	1,777,163

Schedules of Investments

(unaudited) (continued)

Destinations International Equity Fund

Shares/Units	Security	Value
New Zealand - 0.7% - (continued)
575,713	Trade Me Group Ltd.	$2,162,801

	Total New Zealand	6,869,299

Nigeria - 0.0%
1,291,507	Lekoil Ltd., CDI*	287,090

Norway - 0.1%
70,004	DNB ASA	1,187,537

Pakistan - 0.5%
636,000	Hascol Petroleum Ltd.	2,314,331
945,680	Pak Elektron Ltd.	1,016,622
226,200	PAK Suzuki Motor Co., Ltd.	1,844,915

	Total Pakistan	5,175,868

Panama - 0.2%
17,941	Copa Holdings SA, Class A Shares	2,028,051

Peru - 0.1%
3,703	Credicorp Ltd.	620,327

Philippines - 1.1%
1,537,535	Ayala Land Inc.	1,216,761
532,338	BDO Unibank Inc.	1,309,756
939,930	Concepcion Industrial Corp.	1,415,321
5,417,365	Metro Pacific Investments Corp.	682,218
28,968,834	Pepsi-Cola Products Philippines Inc.	1,946,777
1,052,890	Philippine Seven Corp.*	3,226,079
12,814,000	RFM Corp.	1,208,430

	Total Philippines	11,005,342

Poland - 0.4%
39,383	AmRest Holdings SE*	3,599,701

Russia - 0.4%
18,337	Magnit PJSC, GDR	656,084
168,350	Sberbank of Russia PJSC, ADR	1,883,730
60,664	Yandex NV, Class A Shares*	1,606,383

	Total Russia	4,146,197

Singapore - 0.4%
833,626	Global Logistic Properties Ltd.	1,746,925
1,232,300	Riverstone Holdings Ltd.	930,604
1,338,400	Sheng Siong Group Ltd.	938,248

	Total Singapore	3,615,777

South Africa - 1.1%
73,177	Bid Corp., Ltd	1,671,865
78,066	Bidvest Group Ltd.	1,017,520
595	EOH Holdings Ltd.	5,702
186,555	Famous Brands Ltd.	1,907,430
423,620	FirstRand Ltd.	1,588,818
1,315,733	Italtile Ltd.*	1,323,943
289,365	Life Healthcare Group Holdings Ltd.	615,688
625,680	Peregrine Holdings Ltd.*	1,295,621
21,339	Sasol Ltd.	636,160
14,811	Sasol Ltd., ADR	441,072
170,504	Steinhoff International Holdings NV	910,729

	Total South Africa	11,414,548

Schedules of Investments

(unaudited) (continued)

Destinations International Equity Fund

Shares/Units	Security	Value
South Korea - 2.0%
29,152	DIO Corp.*	$946,825
2,427	Hankook Shell Oil Co., Ltd.	919,184
32,933	KB Financial Group Inc.	1,576,663
4,286	LG Household & Health Care Ltd.	3,762,807
4,098	NAVER Corp.	3,092,457
4,890	Netmarble Games Corp.*(b)	663,930
3,118	Samsung Electronics Co., Ltd.	6,204,614
10,145	Samsung Life Insurance Co., Ltd.	1,105,426
26,440	Shinhan Financial Group Co., Ltd.	1,167,809
28,771	Vieworks Co., Ltd.	1,495,664

	Total South Korea	20,935,379

Spain - 0.9%
120,213	Amadeus IT Group SA	7,003,361
119,270	Grifols SA, ADR	2,559,534

	Total Spain	9,562,895

Sri Lanka - 0.1%
61,350	Nestle Lanka PLC	862,830

Sweden - 1.3%
137,851	Byggmax Group AB	912,182
44,659	Hexagon AB, Class B Shares	1,956,458
66,918	Kopparbergs Bryggeri AB, Class B Shares	1,982,526
37,429	RaySearch Laboratories AB*	1,030,362
82,270	Svenska Cellulosa AB SCA, Class B Shares	2,898,372
309,869	Svenska Handelsbanken AB, Class A Shares	4,370,102

	Total Sweden	13,150,002

Switzerland - 4.0%
18,732	Cie Financiere Richemont SA, Class Registered Shares	1,563,107
64,514	GAM Holding AG*	885,749
1,693	Geberit AG, Class Registered Shares	793,049
2,147	Givaudan SA, Class Registered Shares	4,406,171
64,641	Julius Baer Group Ltd.*	3,348,346
191,790	Nestle SA, Class Registered Shares	16,368,358
5,537	Novartis AG, Class Registered Shares	453,036
28,347	Roche Holding AG	7,787,898
4,046	Schindler Holding AG	868,476
1,068	SGS SA, Class Registered Shares	2,543,354
138,168	UBS Group AG, Class Registered Shares *	2,197,660

	Total Switzerland	41,215,204

Taiwan - 3.2%
205,000	Advanced Ceramic X Corp.	2,157,400
110,000	Bon Fame Co., Ltd.	447,009
133,000	Catcher Technology Co., Ltd.	1,394,582
280,000	Delta Electronics Inc.	1,537,542
60,000	Eclat Textile Co., Ltd.	610,697
487,000	Far EasTone Telecommunications Co., Ltd.	1,235,985
92,000	Ginko International Co., Ltd.	729,420
370,000	Hota Industrial Manufacturing Co., Ltd.	1,834,902
296,000	Hu Lane Associate Inc.	1,733,067
94,000	Makalot Industrial Co., Ltd.	420,977
282,000	Novatek Microelectronics Corp.	1,114,604
26,556	Onyx Healthcare Inc.	213,621

Schedules of Investments

(unaudited) (continued)

Destinations International Equity Fund

Shares/Units	Security	Value
Taiwan - 3.2% - (continued)
71,000	Poya International Co., Ltd.	$972,445
251,236	Sumeeko Industries Co., Ltd.	858,479
340,000	Taiwan Mobile Co., Ltd.	1,262,076
628,000	Taiwan Semiconductor Manufacturing Co., Ltd.	4,216,444
214,149	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	7,572,309
304,000	TCI Co., Ltd.	1,704,320
122,000	Voltronic Power Technology Corp.	1,987,222
273,004	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	773,465

	Total Taiwan	32,776,566

Thailand - 0.3%
3,798	Bangkok Bank PCL, Class F Shares	20,748
153,336	Bangkok Bank PCL, NVDR	810,662
616,500	CP ALL PCL, Class F Shares	1,131,608
5,353,400	Plan B Media PCL, Class F Shares	943,330
780,990	Thaire Life Assurance PCL, Class F Shares	185,786

	Total Thailand	3,092,134

Turkey - 0.3%
129,372	Logo Yazilim Sanayi Ve Ticaret AS*	2,127,544
431,808	Tat Gida Sanayi AS	853,173

	Total Turkey	2,980,717

United Arab Emirates - 0.2%
69,073	DP World Ltd.	1,588,755

United Kingdom - 7.9%
384,706	Advanced Medical Solutions Group PLC	1,415,250
276,822	Aviva PLC	1,873,334
66,918	Avon Rubber PLC	948,527
107,509	British American Tobacco PLC	7,691,237
117,525	Bunzl PLC	3,684,032
49,982	Burberry Group PLC	1,170,607
141,826	Cairn Energy PLC*	370,308
210,268	Capita PLC	1,578,577
326,614	Clipper Logistics PLC*	1,793,812
270,028	Compass Group PLC	5,815,425
348,472	ConvaTec Group PLC*(b)	1,438,181
45,298	easyJet PLC	826,189
107,432	Experian PLC	2,242,193
357,638	GB Group PLC*	1,845,117
129,302	Halma PLC	1,911,474
327,017	Horizon Discovery Group PLC*	851,165
91,910	IG Group Holdings PLC	691,773
143,491	IMI PLC	2,319,882
23,530	Intertek Group PLC	1,305,151
54,262	Jardine Lloyd Thompson Group PLC	825,616
72,100	Liberty Global PLC, Class C Shares*	2,142,812
56,300	Liberty Global PLC LiLAC, Class C Shares*	1,180,048
24,100	LivaNova PLC*	1,369,844
1,643,817	Lloyds Banking Group PLC	1,491,711
320,689	Patisserie Holdings PLC	1,549,997
94,885	Prudential PLC	2,126,222
165,600	Purplebricks Group PLC*	876,666
100,658	Reckitt Benckiser Group PLC	10,297,681
63,837	RELX NV	1,324,722

Schedules of Investments

(unaudited) (continued)

Destinations International Equity Fund

Shares/Units	Security	Value
United Kingdom - 7.9% - (continued)
105,864	Rentokil Initial PLC	$362,800
259,560	Royal Bank of Scotland Group PLC*	870,700
204,084	Sanne Group PLC	1,744,409
209,248	Scapa Group PLC*	1,352,472
271,893	Smart Metering Systems PLC	1,831,699
135,842	Smith & Nephew PLC	2,372,357
38,300	Spectris PLC	1,291,387
27,048	Spirax-Sarco Engineering PLC	1,979,947
246,885	Tullow Oil PLC*	585,005
1,220,962	Vodafone Group PLC	3,646,620
54,735	WPP PLC	1,232,907

	Total United Kingdom	80,227,856

United States - 3.3%
25,521	Analog Devices Inc.	2,188,681
17,027	ANSYS Inc.*	2,151,021
109,910	Cadence Design Systems Inc.*	3,862,237
93,021	Colgate-Palmolive Co.	7,103,083
15,000	Mastercard Inc., Class A Shares	1,843,200
14,645	Nordson Corp.	1,697,063
14,505	NVIDIA Corp.	2,093,797
17,900	Philip Morris International Inc.	2,144,420
2,366	Priceline Group Inc.*	4,441,195
63,357	Shire PLC	3,650,288
83,434	TerraForm Global Inc., Class A Shares*	408,827
29,482	Texas Instruments Inc.	2,431,970

	Total United States	34,015,782

	TOTAL COMMON STOCKS (Cost - $685,346,275)	732,136,153

EXCHANGE TRADED FUNDS (ETFs) - 25.1%
United States - 25.1%
2,784,768	iShares Core MSCI EAFE, Class I Shares	171,597,404
1,714,517	iShares Core MSCI Emerging Markets, Class I Shares	85,451,527

	Total United States	257,048,931

	TOTAL EXCHANGE TRADED FUNDS (ETFs) (Cost - $243,901,278)	257,048,931

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $929,247,553)	989,185,084

Schedules of Investments

(unaudited) (continued)

Destinations International Equity Fund

Face Amount†		Security	Value
SHORT-TERM INVESTMENTS - 3.2%
TIME DEPOSITS - 3.2%
142,616	GBP	ANZ National Bank - London, 0.050% due 6/1/17	$183,789
$ 3,914,567		Banco Santander SA - Frankfurt, 0.420% due 6/1/17	3,914,567
1,177,370	HKD	BNP Paribas - Paris, 0.005% due 6/1/17	151,089
		Brown Brothers Harriman - Grand Cayman:
260,115	CHF	(1.450)% due 6/1/17	268,547
4,350	EUR	(0.568)% due 6/1/17	4,886
5,244	HKD	0.005% due 6/1/17	673
323,507	NOK	0.050% due 6/1/17	38,287
500,788	EUR	Citibank - London, (0.568)% due 6/1/17	562,561
4,660,671		Citibank - Puerto Rico, 0.420% due 6/1/17	4,660,671
13,245,254		DNB - Oslo, 0.420% due 6/1/17	13,245,254
9,590,704		JPMorgan Chase & Co. - New York, 0.420% due 6/1/17	9,590,704
689,067	SEK	Skandinaviska Enskilda Banken AB - Stockholm, (0.950)% due 6/1/17	79,286

		TOTAL TIME DEPOSITS (Cost - $32,700,314)	32,700,314

		TOTAL INVESTMENTS - 99.8% (Cost - $961,947,867#)	1,021,885,398

		Other Assets in Excess of Liabilities - 0.2%	2,122,483

		TOTAL NET ASSETS - 100.0%	$1,024,007,881

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	Security trades on the Hong Kong exchange.
(b)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(c)	Illiquid security.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	—	American Depositary Receipts
CDI	—	Clearing House Electronics Systems (CHESS) Depositary Interest
GDR	—	Global Depositary Receipts
NVDR	—	Non Voting Depository Receipt
PCL	—	Public Company Limited
PLC	—	Public Limited Company

Schedules of Investments

(unaudited) (continued)

Destinations International Equity Fund

Summary of Investments by Security Sector^
Consumer Non-cyclical	21.6%
Financial	12.0
Communications	9.9
Industrial	7.9
Consumer Cyclical	7.5
Technology	7.4
Basic Materials	2.3
Energy	1.6
Diversified	0.8
Utilities	0.6
Exchange Traded Funds (ETFs)	25.2
Short-Term Investments	3.2

100.0%

^	As a percentage of total investments.

At May 31, 2017, Destinations International Equity Fund had open forward foreign currency contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Euro	1,500,000	MSC	$1,692,712	8/24/17	$81,434

Contracts to Sell:
British Pound	895,000	MSC	1,154,002	6/19/17	156
Japanese Yen	196,669,000	MSC	1,777,111	6/19/17	(40,986)
Japanese Yen	712,512,000	MSC	6,458,420	8/24/17	876

					(39,954)

Net Unrealized Appreciation on Open Forward Foreign Currency Contracts					$41,480

Currency Abbreviations used in this schedule:

CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
NOK	— Norwegian Krone
SEK	— Swedish Krona

Counterparty Abbreviations used in this schedule:

MSC	— Morgan Stanley

Schedules of Investments

(unaudited) (continued)

Destinations Equity Income Fund

Shares/Units	Security	Value
COMMON STOCKS - 91.1%
BASIC MATERIALS - 2.4%
Chemicals - 1.9%
40,522	CF Industries Holdings Inc.	$1,090,042
60,194	Dow Chemical Co.	3,729,620
7,303	Eastman Chemical Co.	585,044

	Total Chemicals	5,404,706

Forest Products & Paper - 0.5%
30,105	International Paper Co.	1,591,952

	TOTAL BASIC MATERIALS	6,996,658

COMMUNICATIONS - 15.3%
Media - 0.2%
15,293	ProSiebenSat.1 Media SE	649,295

Telecommunications - 15.1%
326,010	AT&T Inc.	12,561,165
134,128	BCE Inc.	6,077,994
85,852	CenturyLink Inc.	2,142,008
167,318	Cisco Systems Inc.	5,275,537
252,852	Nokia OYJ	1,603,413
65,741	Orange SA	1,155,016
189,362	Telefonaktiebolaget LM Ericsson, Class B Shares	1,381,393
141,823	Verizon Communications Inc.	6,614,625
1,930,780	Vodafone Group PLC	5,760,174
53,539	Vodafone Group PLC, ADR	1,620,090

	Total Telecommunications	44,191,415

	TOTAL COMMUNICATIONS	44,840,710

CONSUMER CYCLICAL - 3.9%
Airlines - 0.6%
18,451	American Airlines Group Inc.	893,213
10,369	United Continental Holdings Inc.*	826,098

	Total Airlines	1,719,311

Home Furnishings - 0.1%
1,722	Whirlpool Corp.	319,500

Lodging - 0.6%
27,473	Las Vegas Sands Corp.	1,624,479

Retail - 2.6%
29,708	Kohl’s Corp.	1,141,678
23,125	McDonald’s Corp.	3,489,331
17,152	Nordstrom Inc.	716,954
43,983	Target Corp.	2,425,662

	Total Retail	7,773,625

	TOTAL CONSUMER CYCLICAL	11,436,915

CONSUMER NON-CYCLICAL - 29.7%
Agriculture - 11.5%
162,431	Altria Group Inc.	12,253,795
72,421	Imperial Brands PLC	3,386,907
141,203	Philip Morris International Inc.	16,916,119
14,141	Reynolds American Inc.	950,982

	Total Agriculture	33,507,803

Beverages - 1.8%
103,900	Coca-Cola Co.	4,724,333

Schedules of Investments

(unaudited) (continued)

Destinations Equity Income Fund

Shares/Units	Security	Value
CONSUMER NON-CYCLICAL - 29.7% - (continued)
Beverages - 1.8% - (continued)
5,000	PepsiCo Inc.	$584,350

	Total Beverages	5,308,683

Cosmetics/Personal Care - 1.5%
49,207	Procter & Gamble Co.	4,334,645

Food - 0.3%
15,525	General Mills Inc.	880,888

Household Products/Wares - 0.6%
14,500	Kimberly-Clark Corp.	1,881,085

Pharmaceuticals - 14.0%
106,269	AbbVie Inc.	7,015,879
40,400	AstraZeneca PLC	2,725,003
250,448	GlaxoSmithKline PLC	5,498,086
37,893	Johnson & Johnson	4,859,777
117,276	Merck & Co., Inc.	7,635,840
147,609	Pfizer Inc.	4,819,434
69,609	Sanofi	6,894,477
55,417	Teva Pharmaceutical Industries Ltd., ADR	1,543,918

	Total Pharmaceuticals	40,992,414

	TOTAL CONSUMER NON-CYCLICAL	86,905,518

ENERGY - 13.9%
Oil & Gas - 13.2%
15,045	Anadarko Petroleum Corp.	760,224
368,100	BP PLC	2,213,887
96,698	BP PLC, ADR	3,495,633
86,943	Chevron Corp.	8,996,862
103,560	Eni SpA	1,639,148
67,833	Exxon Mobil Corp.	5,460,556
114,028	Occidental Petroleum Corp.	6,719,670
85,030	Royal Dutch Shell PLC, Class A Shares	2,301,141
91,677	TOTAL SA	4,868,118
35,560	Valero Energy Corp.	2,185,873

	Total Oil & Gas	38,641,112

Oil & Gas Services - 0.5%
28,236	Baker Hughes Inc.	1,557,215

Pipelines - 0.2%
11,760	Enbridge Inc.	452,878

	TOTAL ENERGY	40,651,205

FINANCIAL - 6.2%
Banks - 2.0%
72,940	Bank of America Corp.	1,634,585
3,672	Goldman Sachs Group Inc.	775,747
11,229	JPMorgan Chase & Co.	922,462
38,098	Morgan Stanley	1,590,211
17,189	PacWest Bancorp	802,211

	Total Banks	5,725,216

Diversified Financial Services - 0.2%
20,534	Invesco Ltd.	650,928

Equity Real Estate Investment Trusts (REITs) - 2.9%
40,000	Crown Castle International Corp.	4,066,000

Schedules of Investments

(unaudited) (continued)

Destinations Equity Income Fund

Shares/Units	Security	Value
FINANCIAL - 6.2% - (continued)
Equity Real Estate Investment Trusts (REITs) - 2.9% - (continued)
9,300	Digital Realty Trust Inc.	$1,099,167
17,200	National Retail Properties Inc.	659,964
19,100	Omega Healthcare Investors Inc.	598,212
30,100	Ventas Inc.	2,001,349

	Total Equity Real Estate Investment Trusts (REITs)	8,424,692

Insurance - 1.1%
7,825	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class Registered Shares	1,544,880
17,465	Prudential Financial Inc.	1,831,205

	Total Insurance	3,376,085

	TOTAL FINANCIAL	18,176,921

INDUSTRIAL - 2.0%
Aerospace/Defense - 0.8%
193,760	BAE Systems PLC	1,661,744
2,326	Lockheed Martin Corp.	653,908

	Total Aerospace/Defense	2,315,652

Packaging & Containers - 0.4%
89,503	Graphic Packaging Holding Co.	1,209,185

Transportation - 0.8%
23,539	Kansas City Southern	2,240,913

	TOTAL INDUSTRIAL	5,765,750

TECHNOLOGY - 5.3%
Computers - 0.6%
11,447	International Business Machines Corp.	1,747,156

Semiconductors - 2.8%
177,831	Intel Corp.	6,421,478
29,782	QUALCOMM Inc.	1,705,615

	Total Semiconductors	8,127,093

Software - 1.9%
67,875	Microsoft Corp.	4,740,390
9,465	Oracle Corp.	429,616
8,300	Paychex Inc.	491,609

	Total Software	5,661,615

	TOTAL TECHNOLOGY	15,535,864

UTILITIES - 12.4%
Electric - 10.7%
25,740	Ameren Corp.	1,460,745
41,288	American Electric Power Co., Inc.	2,963,653
11,000	Consolidated Edison Inc.	910,690
46,100	Dominion Energy Inc.	3,723,497
10,501	DTE Energy Co.	1,150,069
81,486	Duke Energy Corp.	6,981,720
15,295	Entergy Corp.	1,209,223
38,994	Exelon Corp.	1,415,872
130,199	PPL Corp.	5,196,242
34,875	Public Service Enterprise Group Inc.	1,566,236
31,465	Southern Co.	1,592,444
43,249	SSE PLC	838,811
48,016	Xcel Energy Inc.	2,300,447

	Total Electric	31,309,649

Schedules of Investments

(unaudited) (continued)

Destination Equity Income Fund

Shares/Units	Security	Value
UTILITIES - 12.4% - (continued)
Gas - 1.3%
274,908	National Grid PLC	$3,859,815

Water - 0.4%
44,938	Veolia Environnement SA	988,925

	TOTAL UTILITIES	36,158,389

	TOTAL COMMON STOCKS (Cost - $262,699,075)	266,467,930

EXCHANGE TRADED FUND (ETF) - 6.0%
209,560	iShares Core High Dividend, Class I Shares
	(Cost - $17,529,504)	17,686,864

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $280,228,579)	284,154,794

Face Amount
SHORT-TERM INVESTMENTS - 2.1%
TIME DEPOSITS - 2.1%
$ 4,314,126	DNB - Oslo, 0.420% due 6/1/17	4,314,126
1,150,571	Standard Chartered Bank - London, 0.420% due 6/1/17	1,150,571
625,670	Wells Fargo - Grand Cayman, 0.420% due 6/1/17	625,670

	TOTAL TIME DEPOSITS (Cost - $6,090,367)	6,090,367

	TOTAL INVESTMENTS - 99.2% (Cost - $286,318,946#)	290,245,161

	Other Assets in Excess of Liabilities - 0.8%	2,221,856

	TOTAL NET ASSETS - 100.0%	$292,467,017

*	Non-income producing security.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	—	American Depositary Receipts
PLC	—	Public Limited Company

Schedules of Investments

(unaudited) (continued)

Destinations Equity Income Fund

Summary of Investments by Security Sector^
Consumer Non-cyclical	29.9%
Communications	15.4
Energy	14.0
Utilities	12.5
Financial	6.3
Technology	5.4
Consumer Cyclical	3.9
Basic Materials	2.4
Industrial	2.0
Exchange Traded Fund (ETF)	6.1
Short-Term Investments	2.1

100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

Destinations Real Assets Fund

Shares/Units	Security	Value
COMMON STOCKS - 67.9%
Australia - 0.8%
200,716	Iluka Resources Ltd.	$1,361,850

Canada - 28.4%
1,376,610	First Quantum Minerals Ltd.	11,605,913
436,508	Hudbay Minerals Inc.	2,232,620
305,240	Peyto Exploration & Development Corp.	5,533,181
275,620	Tourmaline Oil Corp.*	5,510,360
6,090,200	Turquoise Hill Resources Ltd.*	15,834,520
814,650	Whitecap Resources Inc.	5,523,460

	Total Canada	46,240,054

Chile - 3.4%
155,821	Sociedad Quimica y Minera de Chile SA, ADR	5,614,230

United Kingdom - 1.3%
1,978,030	Ophir Energy PLC*	2,109,370

United States - 34.0%
537,030	Antero Resources Corp.*	11,046,707
50,726	Cabot Oil & Gas Corp.	1,125,610
877,280	Calpine Corp.*	11,273,048
220,188	Centennial Resource Development Inc., Class A Shares*	3,432,731
801,160	Denbury Resources Inc.*	1,225,775
923,300	Kosmos Energy Ltd.*	5,539,800
911,991	Laredo Petroleum Inc.*	10,715,894
30,200	Noble Energy Inc.	866,438
235,720	Range Resources Corp.	5,435,703
684,100	SRC Energy Inc.*	4,706,608

	Total United States	55,368,314

	TOTAL COMMON STOCKS (Cost - $123,583,968)	110,693,818

EXCHANGE TRADED FUND (ETF) - 22.0%
United States - 22.0%
738,339	iShares Core US REIT, Class I Shares
	(Cost - $36,309,937)	35,921,669

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost - $159,893,905)	146,615,487

Face Amount
SHORT-TERM INVESTMENTS - 5.3%
TIME DEPOSIT - 5.3%
$ 8,576,128	Citibank - Puerto Rico, 0.420% due 6/1/17
	(Cost - $8,576,128)	8,576,128

	TOTAL INVESTMENTS - 95.2%
	(Cost - $168,470,033#)	155,191,615

	Other Assets in Excess of Liabilities - 4.8%	7,820,301

	TOTAL NET ASSETS - 100.0%	$163,011,916

* Non-income producing security.
# Aggregate cost for federal income tax purposes is substantially the same.

Schedules of Investments

(unaudited) (continued)

Destinations Real Assets Fund

Abbreviations used in this schedule:

ADR	—	American Depositary Receipts
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Summary of Investments by Security Sector^
Energy	40.5%
Basic Materials	23.6
Utilities	7.3
Exchange Traded Fund (ETF)	23.1
Short-Term Investments	5.5

100.0%

^	As a percentage of total investments.

At May 31, 2017, Destinations Real Assets Fund had open forward foreign currency contracts as described below.

The unrealized (depreciation) on the open contracts were as follows:

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized (Depreciation)
Contracts to Buy:
Canadian Dollar	89,331	NTRS	$66,122	6/2/17	$(296)
Canadian Dollar	20,559	NTRS	15,218	6/2/17	(61)
Canadian Dollar	27,318	NTRS	20,221	6/2/17	(81)
Canadian Dollar	80,504	NTRS	59,588	6/2/17	(240)
Canadian Dollar	61,020	NTRS	45,169	6/5/17	(45)
Canadian Dollar	111,921	NTRS	82,846	6/5/17	(83)

					(806)

Net Unrealized Depreciation on Open Forward Foreign Currency Contracts					$(806)

Counterparty Abbreviations used in this schedule:

NTRS	—	Northern Trust Corp.

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
MORTGAGE-BACKED SECURITIES - 21.6%
FHLMC - 7.7%
	Federal Home Loan Mortgage Corp. (FHLMC), Gold:
$ 4,450,000	2.500% due 6/1/32 - 6/1/47(a)	$4,488,462
39,559,418	3.000% due 3/1/42 - 2/1/47	39,814,660
14,475,000	3.000% due 6/1/32 - 6/1/47(a)	14,640,034
25,841,527	3.500% due 12/1/46	26,803,540
11,775,000	3.500% due 6/1/32 - 6/1/47(a)	12,169,365
4,930,598	4.000% due 5/1/46	5,248,592
1,300,000	4.000% due 6/1/47(a)	1,372,592
100,000	4.500% due 6/1/47(a)	107,695

	TOTAL FHLMC	104,644,940

FNMA - 11.3%
	Federal National Mortgage Association (FNMA):
1,700,000	2.490% due 9/1/28	1,639,111
5,650,000	2.500% due 6/1/32 - 6/1/47(a)	5,691,628
46,761,621	3.000% due 2/1/43 - 6/1/43	47,230,324
20,325,000	3.000% due 6/1/32 - 6/1/45(a)	20,552,765
31,349,159	3.500% due 2/1/32 - 3/1/47	32,493,383
14,300,000	3.500% due 6/1/32 - 6/1/47(a)	14,766,826
1,875,000	4.000% due 6/1/329(a)	1,944,873
9,920,471	4.000% due 5/1/45 - 4/1/47	10,555,906
8,313,830	4.500% due 4/1/47	8,960,413
8,564,644	5.000% due 4/1/40 - 3/1/47	9,494,026
125,000	5.000% due 6/1/47(a)	137,405

	TOTAL FNMA	153,466,660

GNMA - 2.6%
	Government National Mortgage Association II (GNMA):
500,000	2.500% due 6/1/47(a)	491,974
11,375,000	3.000% due 6/1/47(a)	11,582,949
13,397,301	3.500% due 4/20/47	13,984,412
850,000	3.500% due 6/1/47(a)	886,324
5,863,485	4.000% due 4/20/47	6,210,089
800,000	4.000% due 6/1/47(a)	846,438
498,685	4.500% due 4/20/47	534,479
425,000	4.500% due 6/1/47(a)	454,714

	TOTAL GNMA	34,991,379

	TOTAL MORTGAGE-BACKED SECURITIES (Cost - $291,377,655)	293,102,979

U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 21.1%
U.S. GOVERNMENT OBLIGATIONS - 20.5%
	U.S. Treasury Bonds:
3,000,000	7.250% due 8/15/22	3,807,069
1,500,000	5.250% due 11/15/28	1,944,258
3,500,000	6.250% due 5/15/30	5,031,114
3,500,000	4.500% due 5/15/38	4,546,994
3,500,000	4.375% due 11/15/39	4,459,217
3,500,000	3.875% due 8/15/40	4,159,533
3,000,000	4.375% due 5/15/41	3,837,306
2,500,000	3.125% due 11/15/41	2,636,720
3,500,000	2.750% due 8/15/42	3,442,033
4,680,000	3.125% due 2/15/43	4,917,655

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
U.S. GOVERNMENT OBLIGATIONS - 20.5% - (continued)
$ 3,500,000	3.125% due 8/15/44	$3,678,829
500,000	2.500% due 5/15/46	462,266
3,500,000	3.000% due 2/15/47	3,589,278
500,000	3.000% due 5/15/47	513,047
1,759,487	U.S. Treasury Inflation Indexed Bonds, 1.000% due 2/15/46	1,791,672
1,800,267	U.S. Treasury Inflation Indexed Notes, 0.125% due 7/15/26	1,763,434
	U.S. Treasury Notes:
16,460,000	1.000% due 3/15/18	16,430,421
6,000,000	1.000% due 11/30/18	5,978,670
7,000,000	1.125% due 1/15/19	6,985,510
5,000,000	2.750% due 2/15/19	5,125,390
7,000,000	0.875% due 4/15/19	6,948,319
5,000,000	3.125% due 5/15/19	5,177,735
7,000,000	1.625% due 6/30/19	7,046,487
7,000,000	3.625% due 8/15/19	7,350,546
6,000,000	1.000% due 10/15/19	5,953,830
6,000,000	1.375% due 12/15/19	6,002,112
7,000,000	1.375% due 1/31/20	6,997,816
4,000,000	1.625% due 3/15/20	4,023,592
3,000,000	1.125% due 4/30/20	2,974,101
7,000,000	3.500% due 5/15/20	7,415,625
5,000,000	1.375% due 5/31/20	4,987,500
14,050,000	1.500% due 5/31/20	14,068,110
4,000,000	1.625% due 6/30/20	4,017,656
3,000,000	2.625% due 8/15/20	3,105,468
13,420,000	2.125% due 1/31/21	13,675,289
4,000,000	1.875% due 1/31/22	4,023,908
6,000,000	1.750% due 2/28/22	5,998,128
14,100,000	1.750% due 3/31/22	14,092,837
2,000,000	1.875% due 3/31/22	2,011,016
6,000,000	1.875% due 10/31/22	6,011,952
6,000,000	1.750% due 1/31/23	5,959,218
5,000,000	1.500% due 3/31/23	4,889,845
6,000,000	1.625% due 5/31/23	5,900,388
6,000,000	1.375% due 8/31/23	5,799,138
5,000,000	1.625% due 10/31/23	4,900,585
6,000,000	2.250% due 12/31/23	6,100,548
5,000,000	2.750% due 2/15/24	5,237,695
3,610,000	2.125% due 2/29/24	3,638,627
6,000,000	2.125% due 3/31/24	6,044,064
900,000	2.000% due 5/31/24	898,700
2,000,000	2.250% due 11/15/24	2,024,218
10,180,000	1.625% due 5/15/26	9,715,140
1,400,000	2.375% due 5/15/27	1,420,672
	TOTAL U.S. GOVERNMENT OBLIGATIONS	279,511,281

U.S. GOVERNMENT AGENCIES - 0.6%
4,500,000	Federal Home Loan Bank (FHLB), 1.375% due 3/18/19	4,503,708
	Federal Home Loan Mortgage Corp. (FHLMC):
2,000,000	2.375% due 1/13/22	2,050,342
1,000,000	6.250% due 7/15/32	1,425,248

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
U.S. GOVERNMENT AGENCIES - 0.6% - (continued)
$ 500,000	Federal National Mortgage Association (FNMA), 1.875% due 9/24/26	$475,904
	TOTAL U.S. GOVERNMENT AGENCIES	8,455,202

	TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost - $286,110,746)	287,966,483

COLLATERALIZED MORTGAGE OBLIGATIONS - 19.8%
14,821,096	Banc of America Funding Trust, Series 2007-1, Class TA2, 1.154% due 1/25/37(b)	11,181,859
12,635,593	BANK, Series 2017-BNK4, Class XA, 1.463% due 5/15/50(b)(c)	1,310,872
6,197,224	Bear Stearns ALT-A Trust, Series 2006-1, Class 21A2, 3.396% due 2/25/36(b)	5,251,202
20,408,000	CD Mortgage Trust, Series 2017-CD4, Class XA, 1.485% due 5/10/50(b)(c)	1,952,229
	CFCRE Commercial Mortgage Trust:
2,054,000	Series 2016-C3, Class D, 3.052% due 1/10/48(b)(d)	1,483,530
2,058,508	Series 2016-C3, Class XA, 1.083% due 1/10/48(b)(c)	150,912
1,906,000	Series 2016-C7, Class A3, 3.839% due 12/10/54	2,009,248
16,822,000	Series 2017-C8, Class XA, 1.679% due 6/15/50(b)(c)(e)	1,976,585
	Citigroup Commercial Mortgage Trust:
38,267,221	Series 2015-GC35, Class XA, 0.897% due 11/10/48(b)(c)	1,987,622
1,250,000	Series 2016-GC37, Class A4, 3.314% due 4/10/49	1,275,940
	CLNS Trust:
565,000	Series 2017-IKPR, Class D, 3.050% due 6/11/32(b)(d)	565,709
565,000	Series 2017-IKPR, Class E, 4.500% due 6/11/32(b)(d)	565,698
565,000	Series 2017-IKPR, Class F, 5.500% due 6/11/32(b)(d)	565,707
	Cold Storage Trust:
887,000	Series 2017-ICE3, Class A, 1.994% due 4/15/24(b)(d)	888,391
1,082,000	Series 2017-ICE3, Class C, 2.344% due 4/15/24(b)(d)	1,083,358
287,794,137	Commercial Mortgage Trust, Series 2013-CR9, Class XA, 0.201% due 7/10/45(b)(c)	1,914,205
4,061,640	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-9, Class 5A6, 5.500% due 10/25/35	3,652,780
	Credit Suisse Commercial Mortgage Capital Trust:
713,000	Series 2017-LSTK, Class C, 3.229% due 4/5/33(d)	723,482
848,000	Series 2017-LSTK, Class D, 3.442% due 4/5/33(b)(d)	846,778
1,246,000	Series 2017-LSTK, Class E, 3.442% due 4/5/33(b)(d)	1,231,022
69,653,000	Series 2017-LSTK, Class XACP, 0.681% due 4/5/33(b)(c)(d)	1,205,157
25,355,000	Series 2017-LSTK, Class XBCP, 0.316% due 4/5/33(b)(c)(d)	179,389
	Federal National Mortgage Association (FNMA), REMICS:
14,485,767	Series 2016-61, Class MZ, 3.000% due 9/25/46	13,316,578
37,478,873	Series 2017-12, Class TA, 3.000% due 4/25/42	38,226,164
7,731,019	Series 2017-24, Class LG, 3.000% due 4/25/37	7,640,849
24,796,297	Series 2017-32, Class CA, 3.000% due 10/25/42	25,263,952
	Freddie Mac Multifamily Structured Pass-Through Certificates:
1,750,000	Series K020, Class A2, 2.373% due 5/25/22	1,773,154
1,540,000	Series K062, Class A2, 3.413% due 12/25/26	1,625,665
	Freddie Mac, REMICS:
11,252,383	Series 4223, Class SB, 4.230% due 7/15/43(b)	10,168,988
6,488,758	Series 4627, Class Z, 3.000% due 10/15/46	6,015,708
12,263,464	Series 4640, Class VB, 3.000% due 3/15/37	12,276,842
7,327,080	Series 4653, Class Z, 3.000% due 2/15/47	6,719,197
7,770,992	Series 4655, Class CZ, 3.000% due 2/15/47	6,991,075
29,847,899	Series 4664, Class TC, 3.000% due 6/15/41	30,492,226
	GS Mortgage Securities Trust:
896,614	Series 2012-GC6, Class A3, 3.482% due 1/10/45	941,812
1,740,000	Series 2015-GC28, Class D, 4.327% due 2/10/48(b)(d)	1,367,048

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 19.8% - (continued)
$ 11,373,940	HarborView Mortgage Loan Trust, Series 2006-14, Class 2A1A, 1.154% due 1/25/47(b)	$10,275,699
1,000,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-C8, Class A3, 2.829% due 10/15/45	1,018,971
	JPMBB Commercial Mortgage Securities Trust:
1,667,000	Series 2015-C27, Class C, 4.344% due 2/15/48(b)	1,591,677
1,906,000	Series 2015-C28, Class C, 4.238% due 10/15/48(b)	1,795,712
1,817,000	Merrill Lynch Mortgage Trust, Series 2005-MKB2, Class F, 6.316% due 9/12/42(b)(d)	1,982,053
	Morgan Stanley Bank of America Merrill Lynch Trust:
2,000,000	Series 2014-C17, Class C, 4.451% due 8/15/47(b)	1,977,586
27,016,823	Series 2014-C19, Class XA, 1.141% due 12/15/47(b)(c)	1,435,531
35,491,425	Series 2016-C32, Class XA, 0.776% due 12/15/49(b)(c)	1,945,693
	Morgan Stanley Capital I Trust:
1,964,000	Series 2011-C1, Class D, 5.414% due 9/15/47(b)(d)	2,115,959
25,793,064	Series 2016-BNK2, Class XA, 1.124% due 11/15/49(b)(c)	1,886,262
18,595,740	Series 2016-UB11, Class XA, 1.675% due 8/15/49(b)(c)	1,949,455
14,857,060	Series 2016-UB12, Class XA, 0.835% due 12/15/49(b)(c)	801,039
1,667,000	PFP Ltd., Series 2017-3, Class C, 3.489% due 1/14/35(b)(d)	1,674,918
	RALI:
3,737,505	Series 2005-QS13, Class 1A3, 5.500% due 9/25/35	3,457,976
29,032,586	Series 2007-QH5, Class AII, 1.254% due 6/25/37(b)	16,335,713
5,317,427	UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class XA, 1.015% due 3/10/46(b)(c)(d)	241,671
1,686,000	UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class D, 6.049% due 1/10/45(b)(d)	1,849,677
2,000,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AJ, 5.966% due 2/15/51(b)	2,039,142
	Wells Fargo Commercial Mortgage Trust:
295,000	Series 2010-C1, Class C, 5.599% due 11/15/43(b)(d)	318,471
1,356,000	Series 2015-C27, Class C, 3.894% due 2/15/48	1,246,837
1,000,000	Series 2015-LC20, Class A3, 3.086% due 4/15/50	1,032,365
2,581,000	Series 2015-NXS4, Class E, 3.601% due 12/15/48(b)(d)	1,889,321
17,894,608	Series 2016-C33, Class XA, 1.806% due 3/15/59(b)(c)	1,967,360
11,193,213	Series 2016-NXS6, Class XA, 1.660% due 11/15/49(b)(c)	1,169,769
1,505,000	WFRBS Commercial Mortgage Trust, Series 2012-C6, Class A4, 3.440% due 4/15/45	1,572,227

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $265,911,252)	268,392,017

CORPORATE BONDS & NOTES - 18.4%
Basic Materials - 0.5%
250,000	Agrium Inc., Senior Unsecured Notes, 6.125% due 1/15/41	302,212
350,000	Air Products & Chemicals Inc., Senior Unsecured Notes, 3.000% due 11/3/21	362,890
400,000	BHP Billiton Finance USA Ltd., Company Guaranteed Notes, 4.125% due 2/24/42	405,528
	Dow Chemical Co., Senior Unsecured Notes:
100,000	4.250% due 11/15/20	106,348
250,000	4.625% due 10/1/44	265,082
780,000	Georgia-Pacific LLC, Senior Unsecured Notes, 3.600% due 3/1/25(d)	807,496
710,000	International Paper Co., Senior Unsecured Notes, 3.000% due 2/15/27	684,892
1,000,000	Inversiones CMPC SA, Company Guaranteed Notes, 4.375% due 4/4/27(d)	1,008,018
500,000	LYB International Finance II BV, Company Guaranteed Notes, 3.500% due 3/2/27	496,759
250,000	Monsanto Co., Senior Unsecured Notes, 4.400% due 7/15/44	253,724
100,000	Praxair Inc., Senior Unsecured Notes, 1.250% due 11/7/18	99,591
750,000	Rio Tinto Finance USA PLC, Company Guaranteed Notes, 2.875% due 8/21/22	766,394
	Southern Copper Corp., Senior Unsecured Notes:
125,000	3.875% due 4/23/25	127,344

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
Basic Materials - 0.5% - (continued)
$ 125,000	6.750% due 4/16/40	$141,618
500,000	Vale Overseas Ltd., Company Guaranteed Notes, 6.250% due 8/10/26	540,000

	Total Basic Materials	6,367,896

Communications - 1.9%
	21st Century Fox America Inc., Company Guaranteed Notes:
250,000	3.375% due 11/15/26	250,346
250,000	4.750% due 11/15/46	258,676
775,000	Amazon.com Inc., Senior Unsecured Notes, 3.800% due 12/5/24	833,951
250,000	America Movil SAB de CV, Senior Unsecured Notes, 4.375% due 7/16/42	248,231
	AT&T Inc., Senior Unsecured Notes:
250,000	2.375% due 11/27/18	251,998
500,000	3.200% due 3/1/22	509,241
680,000	3.800% due 3/1/24	696,002
250,000	4.250% due 3/1/27	257,273
250,000	5.250% due 3/1/37	261,292
250,000	5.350% due 9/1/40	260,890
500,000	5.700% due 3/1/57	538,954
1,000,000	Bharti Airtel Ltd., Senior Unsecured Notes, 4.375% due 6/10/25	1,007,840
75,000	CCO Holdings LLC / CCO Holdings Capital Corp., Senior Unsecured Notes, 5.125% due 5/1/23(d)	78,891
	Charter Communications Operating LLC / Charter Communications Operating Capital, Senior Secured Notes:
375,000	4.464% due 7/23/22	402,294
250,000	4.908% due 7/23/25	270,573
250,000	6.484% due 10/23/45	298,725
225,000	Cincinnati Bell Inc., Company Guaranteed Notes, 7.000% due 7/15/24(d)	235,688
	Cisco Systems Inc., Senior Unsecured Notes:
500,000	2.200% due 9/20/23	491,608
420,000	2.500% due 9/20/26	405,080
	Comcast Corp., Company Guaranteed Notes:
250,000	3.000% due 2/1/24	254,018
250,000	3.300% due 2/1/27	254,498
935,000	4.400% due 8/15/35	1,003,935
500,000	3.400% due 7/15/46	449,401
100,000	CSC Holdings LLC, Senior Unsecured Notes, 6.750% due 11/15/21	110,625
500,000	Digicel Group Ltd., Senior Unsecured Notes, 7.125% due 4/1/22	438,125
400,000	Discovery Communications LLC, Company Guaranteed Notes, 3.800% due 3/13/24	400,381
	eBay Inc., Senior Unsecured Notes:
410,000	2.750% due 1/30/23	410,241
100,000	4.000% due 7/15/42	87,883
	Empresa Nacional de Telecomunicaciones SA, Senior Unsecured Notes:
500,000	4.875% due 10/30/24	520,242
1,000,000	4.750% due 8/1/26	1,031,583
105,000	Frontier Communications Corp., Senior Unsecured Notes, 8.500% due 4/15/20	111,300
1,000,000	Globo Comunicacao e Participacoes SA, Senior Secured Notes, 5.125% due 3/31/27(d)	992,500
420,000	Gray Television Inc., Company Guaranteed Notes, 5.125% due 10/15/24(d)	420,000
	Grupo Televisa SAB, Senior Unsecured Notes:
1,250,000	4.625% due 1/30/26	1,318,665
500,000	6.125% due 1/31/46	551,960
310,000	Level 3 Communications Inc., Senior Unsecured Notes, 5.750% due 12/1/22	322,400
210,000	Nexstar Broadcasting Inc., Company Guaranteed Notes, 5.625% due 8/1/24(d)	211,575

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
Communications - 1.9% - (continued)
$ 1,500,000	Ooredoo International Finance Ltd., Company Guaranteed Notes, 3.875% due 1/31/28	$1,516,008
195,000	Outfront Media Capital LLC / Outfront Media Capital Corp., Company Guaranteed Notes, 5.250% due 2/15/22	202,800
300,000	Sirius XM Radio Inc., Company Guaranteed Notes, 5.375% due 7/15/26(d)	307,500
	Telefonica Emisiones SAU, Company Guaranteed Notes:
250,000	4.103% due 3/8/27	258,408
200,000	5.213% due 3/8/47	210,346
300,000	TELUS Corp., Senior Unsecured Notes, 3.700% due 9/15/27	305,381
	Time Warner Cable LLC, Senior Secured Notes:
500,000	4.000% due 9/1/21	525,315
150,000	7.300% due 7/1/38	191,006
250,000	4.500% due 9/15/42	238,960
	Time Warner Inc., Company Guaranteed Notes:
500,000	3.800% due 2/15/27	498,726
250,000	4.850% due 7/15/45	250,533
200,000	Tribune Media Co., Company Guaranteed Notes, 5.875% due 7/15/22	210,750
	Verizon Communications Inc., Senior Unsecured Notes:
500,000	4.500% due 9/15/20	535,880
500,000	2.946% due 3/15/22(d)	507,003
400,000	3.500% due 11/1/24	405,418
250,000	4.125% due 3/16/27	259,137
500,000	5.250% due 3/16/37	532,490
500,000	5.012% due 4/15/49(d)	503,040
75,000	4.672% due 3/15/55	70,090
	Viacom Inc., Senior Unsecured Notes:
250,000	2.250% due 2/4/22	242,926
250,000	3.450% due 10/4/26	241,646
200,000	5.850% due 9/1/43	214,197
250,000	Vodafone Group PLC, Senior Unsecured Notes, 4.375% due 2/19/43	244,744
	Walt Disney Co., Senior Unsecured Notes:
500,000	1.950% due 3/4/20	502,704
500,000	2.450% due 3/4/22	505,562
125,000	3.150% due 9/17/25	128,554

	Total Communications	26,056,009

Consumer Cyclical - 1.1%
315,000	1011778 BC ULC / New Red Finance Inc., Senior Secured Notes, 4.250% due 5/15/24(d)	315,000
295,000	American Axle & Manufacturing Inc., Company Guaranteed Notes, 6.625% due 10/15/22	304,587
	American Honda Finance Corp., Senior Unsecured Notes:
500,000	2.000% due 2/14/20	501,970
500,000	2.900% due 2/16/24	509,566
200,000	Aramark Services Inc., Company Guaranteed Notes, 5.000% due 4/1/25(d)	210,000
300,000	Cintas Corp. No 2, Company Guaranteed Notes, 2.900% due 4/1/22	306,346
	CVS Health Corp., Senior Unsecured Notes:
125,000	2.125% due 6/1/21	123,960
500,000	2.875% due 6/1/26	485,860
	Delta Air Lines Inc., Senior Unsecured Notes:
300,000	2.875% due 3/13/20	304,202
195,000	3.625% due 3/15/22	201,063
245,000	Dollar Tree Inc., Company Guaranteed Notes, 5.750% due 3/1/23	259,455
250,000	Ford Motor Co., Senior Unsecured Notes, 5.291% due 12/8/46	250,026

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
Consumer Cyclical - 1.1% - (continued)
	Ford Motor Credit Co. LLC, Senior Unsecured Notes:
$ 500,000	2.681% due 1/9/20	$504,806
500,000	3.810% due 1/9/24	507,758
	General Motors Financial Co., Inc., Company Guaranteed Notes:
500,000	3.450% due 1/14/22	506,688
805,000	3.950% due 4/13/24	806,765
500,000	4.350% due 1/17/27	505,633
1,500,000	Gohl Capital Ltd., Company Guaranteed Notes, 4.250% due 1/24/27	1,547,417
290,000	Goodyear Tire & Rubber Co., Company Guaranteed Notes, 5.125% due 11/15/23	305,225
400,000	Hilton Domestic Operating Co., Inc., Company Guaranteed Notes, 4.250% due 9/1/24(d)	404,000
	Home Depot Inc., Senior Unsecured Notes:
590,000	3.000% due 4/1/26	596,941
250,000	2.125% due 9/15/26	235,604
250,000	3.500% due 9/15/56	224,903
290,000	Levi Strauss & Co., Senior Unsecured Notes, 5.000% due 5/1/25	301,962
250,000	Lowe’s Cos., Inc., Senior Unsecured Notes, 3.700% due 4/15/46	238,853
150,000	Macy’s Retail Holdings Inc., Company Guaranteed Notes, 4.500% due 12/15/34	126,689
	McDonald’s Corp., Senior Unsecured Notes:
250,000	3.500% due 3/1/27	255,482
75,000	4.875% due 12/9/45	82,841
385,000	NCL Corp., Ltd, Senior Unsecured Notes, 4.750% due 12/15/21(d)	396,550
125,000	Newell Brands Inc., Senior Unsecured Notes, 5.375% due 4/1/36	143,555
300,000	Nordstrom Inc., Senior Unsecured Notes, 4.000% due 3/15/27	299,366
300,000	PACCAR Financial Corp., Senior Unsecured Notes, 1.950% due 2/27/20	301,091
160,000	Sabre GLBL Inc., Senior Secured Notes, 5.250% due 11/15/23(d)	166,400
285,000	Scientific Games International Inc., Senior Secured Notes, 7.000% due 1/1/22(d)	304,238
500,000	Six Flags Entertainment Corp., Company Guaranteed Notes, 4.875% due 7/31/24(d)	503,125
125,000	Target Corp., Senior Unsecured Notes, 3.500% due 7/1/24	130,579
205,000	Tempur Sealy International Inc., Company Guaranteed Notes, 5.625% due 10/15/23	211,150
500,000	Toyota Motor Credit Corp., Senior Unsecured Notes, 1.550% due 10/18/19	497,256
500,000	Walgreens Boots Alliance Inc., Senior Unsecured Notes, 3.450% due 6/1/26	499,706
	Wal-Mart Stores Inc., Senior Unsecured Notes:
250,000	2.550% due 4/11/23	254,092
250,000	3.300% due 4/22/24	262,940
250,000	6.500% due 8/15/37	345,554
125,000	6.200% due 4/15/38	167,598
250,000	4.300% due 4/22/44	272,049
300,000	Wyndham Worldwide Corp., Senior Unsecured Notes, 4.150% due 4/1/24	309,366

	Total Consumer Cyclical	15,988,217

Consumer Non-cyclical - 3.0%
	Abbott Laboratories, Senior Unsecured Notes:
250,000	3.750% due 11/30/26	254,977
250,000	4.900% due 11/30/46	265,955
	AbbVie Inc., Senior Unsecured Notes:
250,000	2.000% due 11/6/18	250,758
385,000	3.200% due 11/6/22	394,538
500,000	2.850% due 5/14/23	499,215
475,000	4.450% due 5/14/46	474,088
205,000	Acadia Healthcare Co., Inc., Company Guaranteed Notes, 5.625% due 2/15/23	212,944
100,000	Actavis Inc., Company Guaranteed Notes, 3.250% due 10/1/22	102,306

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
Consumer Non-cyclical - 3.0% - (continued)
	Allergan Funding SCS, Company Guaranteed Notes:
$ 250,000	2.450% due 6/15/19	$251,952
825,000	3.800% due 3/15/25	851,448
84,000	4.750% due 3/15/45	89,005
250,000	Altria Group Inc., Company Guaranteed Notes, 3.875% due 9/16/46	238,710
	Amgen Inc., Senior Unsecured Notes:
500,000	2.600% due 8/19/26	474,752
150,000	4.950% due 10/1/41	161,369
250,000	4.663% due 6/15/51	258,376
	Anheuser-Busch InBev Finance Inc., Company Guaranteed Notes:
500,000	1.900% due 2/1/19	501,303
810,000	2.650% due 2/1/21	822,986
125,000	3.650% due 2/1/26	128,555
450,000	4.700% due 2/1/36	490,088
	Anheuser-Busch InBev Worldwide Inc., Company Guaranteed Notes:
600,000	7.750% due 1/15/19	655,788
350,000	4.950% due 1/15/42	386,003
200,000	3.750% due 7/15/42	188,668
	Anthem Inc., Senior Unsecured Notes:
765,000	3.300% due 1/15/23	783,975
100,000	4.650% due 1/15/43	106,104
500,000	AstraZeneca PLC, Senior Unsecured Notes, 3.375% due 11/16/25	512,110
185,000	B&G Foods Inc., Company Guaranteed Notes, 5.250% due 4/1/25	191,475
	Becton Dickinson & Co., Senior Unsecured Notes:
500,000	2.133% due 6/6/19	500,294
205,000	2.894% due 6/6/22	205,290
250,000	3.700% due 6/6/27	249,887
100,000	Biogen Inc., Senior Unsecured Notes, 5.200% due 9/15/45	111,116
	Bristol-Myers Squibb Co., Senior Unsecured Notes:
400,000	1.600% due 2/27/19	399,421
250,000	3.250% due 2/27/27	253,812
500,000	Celgene Corp., Senior Unsecured Notes, 3.875% due 8/15/25	522,602
1,000,000	Cencosud SA, Company Guaranteed Notes, 5.150% due 2/12/25	1,065,458
	Centene Corp., Senior Unsecured Notes:
120,000	4.750% due 5/15/22	125,160
300,000	4.750% due 1/15/25	309,750
200,000	Children’s Hospital Corp., Company Guaranteed Notes, 4.115% due 1/1/47	207,574
300,000	CHS/Community Health Systems Inc., Senior Secured Notes, 6.250% due 3/31/23	309,975
500,000	Coca-Cola Co., Senior Unsecured Notes, 1.375% due 5/30/19	498,575
350,000	Constellation Brands Inc., Company Guaranteed Notes, 2.700% due 5/9/22	349,823
500,000	Coventry Health Care Inc., Senior Unsecured Notes, 5.450% due 6/15/21	555,115
140,000	Envision Healthcare Corp., Company Guaranteed Notes, 6.250% due 12/1/24(d)	149,800
	Estee Lauder Cos Inc., Senior Unsecured Notes:
300,000	1.800% due 2/7/20	300,672
200,000	4.150% due 3/15/47	206,947
250,000	Express Scripts Holding Co., Company Guaranteed Notes, 4.800% due 7/15/46	248,359
	Gilead Sciences Inc., Senior Unsecured Notes:
500,000	2.950% due 3/1/27	483,672
250,000	4.150% due 3/1/47	241,139
460,000	HCA Inc., Senior Secured Notes, 4.250% due 10/15/19	478,952
250,000	Humana Inc., Senior Unsecured Notes, 4.800% due 3/15/47	270,155

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
Consumer Non-cyclical - 3.0% - (continued)
	Johnson & Johnson, Senior Unsecured Notes:
$ 250,000	2.250% due 3/3/22	$253,045
150,000	2.950% due 3/3/27	152,621
250,000	3.625% due 3/3/37	256,479
	Kraft Heinz Foods Co., Company Guaranteed Notes:
790,000	2.800% due 7/2/20	803,365
500,000	3.000% due 6/1/26	479,435
250,000	5.200% due 7/15/45	267,542
200,000	Kroger Co., Senior Unsecured Notes, 4.450% due 2/1/47	199,608
335,000	LifePoint Health Inc., Company Guaranteed Notes, 5.375% due 5/1/24(d)	338,978
210,000	Live Nation Entertainment Inc., Company Guaranteed Notes, 4.875% due 11/1/24(d)	212,625
500,000	MARB BondCo PLC, Company Guaranteed Notes, 7.000% due 3/15/24(d)	492,500
	Medtronic Global Holdings SCA, Company Guaranteed Notes:
250,000	1.700% due 3/28/19	250,032
250,000	3.350% due 4/1/27	255,571
250,000	Medtronic Inc., Company Guaranteed Notes, 4.625% due 3/15/45	277,661
250,000	Merck & Co., Inc., Senior Unsecured Notes, 3.700% due 2/10/45	246,609
250,000	Merck Sharp & Dohme Corp., Company Guaranteed Notes, 5.000% due 6/30/19	266,639
500,000	Molson Coors Brewing Co., Company Guaranteed Notes, 2.250% due 3/15/20(d)	501,496
300,000	Moody’s Corp., Senior Unsecured Notes, 2.750% due 12/15/21	302,839
	Mylan NV, Company Guaranteed Notes:
250,000	2.500% due 6/7/19	251,498
685,000	3.150% due 6/15/21	697,897
250,000	5.250% due 6/15/46	264,616
	Novartis Capital Corp., Company Guaranteed Notes:
250,000	1.800% due 2/14/20	250,649
250,000	2.400% due 5/17/22	251,940
150,000	3.100% due 5/17/27	152,818
	PepsiCo Inc., Senior Unsecured Notes:
500,000	2.750% due 3/5/22	513,560
150,000	2.375% due 10/6/26	144,342
700,000	3.450% due 10/6/46	650,902
	Pfizer Inc., Senior Unsecured Notes:
500,000	1.700% due 12/15/19	500,862
250,000	4.000% due 12/15/36	260,584
250,000	4.125% due 12/15/46	259,891
	Philip Morris International Inc., Senior Unsecured Notes:
250,000	2.000% due 2/21/20	250,865
500,000	2.625% due 2/18/22	505,843
100,000	4.125% due 3/4/43	99,359
195,000	Pilgrim’s Pride Corp., Company Guaranteed Notes, 5.750% due 3/15/25(d)	199,875
275,000	Prime Security Services Borrower LLC / Prime Finance Inc., Secured Notes, 9.250% due 5/15/23(d)	300,668
250,000	Procter & Gamble Co., Senior Unsecured Notes, 1.900% due 11/1/19	252,087
	Reynolds American Inc., Company Guaranteed Notes:
500,000	6.875% due 5/1/20	564,627
750,000	4.000% due 6/12/22	798,566
250,000	5.850% due 8/15/45	302,362
275,000	Select Medical Corp., Company Guaranteed Notes, 6.375% due 6/1/21	281,188
390,000	ServiceMaster Co. LLC, Company Guaranteed Notes, 5.125% due 11/15/24(d)	404,469

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
Consumer Non-cyclical - 3.0% - (continued)
	Shire Acquisitions Investments Ireland DAC, Company Guaranteed Notes:
$ 500,000	1.900% due 9/23/19	$498,141
800,000	2.400% due 9/23/21	794,690
125,000	2.875% due 9/23/23	123,901
1,354,000	Sigma Alimentos SA de CV, Senior Unsecured Notes, 4.125% due 5/2/26	1,356,031
420,000	Smithfield Foods Inc., Company Guaranteed Notes, 4.250% due 2/1/27(d)	434,294
275,000	Spectrum Brands Inc., Company Guaranteed Notes, 6.625% due 11/15/22	289,438
500,000	Sysco Corp., Company Guaranteed Notes, 1.900% due 4/1/19	500,613
	Teva Pharmaceutical Finance Netherlands III BV, Company Guaranteed Notes:
500,000	2.200% due 7/21/21	490,187
750,000	2.800% due 7/21/23	727,626
250,000	Thermo Fisher Scientific Inc., Senior Unsecured Notes, 2.400% due 2/1/19	251,909
125,000	Total System Services Inc., Senior Unsecured Notes, 4.800% due 4/1/26	136,890
85,000	TreeHouse Foods Inc., Company Guaranteed Notes, 6.000% due 2/15/24(d)	90,738
390,000	Tyson Foods Inc., Company Guaranteed Notes, 3.950% due 8/15/24	408,682
340,000	Unilever Capital Corp., Company Guaranteed Notes, 2.900% due 5/5/27	337,426
	UnitedHealth Group Inc., Senior Unsecured Notes:
750,000	2.125% due 3/15/21	752,565
670,000	3.450% due 1/15/27	690,975
250,000	4.250% due 4/15/47	264,813
335,000	Universal Health Services Inc., Senior Secured Notes, 4.750% due 8/1/22(d)	343,375
295,000	Valeant Pharmaceuticals International Inc., Senior Secured Notes, 6.500% due 3/15/22(d)	309,691
125,000	Verisk Analytics Inc., Senior Unsecured Notes, 4.125% due 9/12/22	131,844
300,000	WellCare Health Plans Inc., Senior Unsecured Notes, 5.250% due 4/1/25	316,125
300,000	Western Union Co., Senior Unsecured Notes, 3.600% due 3/15/22	306,797

	Total Consumer Non-cyclical	40,864,260

Diversified - 0.1%
1,500,000	CK Hutchison International 17 Ltd., Company Guaranteed Notes, 3.500% due 4/5/27(d)	1,505,442

Energy - 2.4%
	Anadarko Petroleum Corp., Senior Unsecured Notes:
250,000	5.550% due 3/15/26	280,663
225,000	6.600% due 3/15/46	278,697
	Apache Corp., Senior Unsecured Notes:
300,000	4.750% due 4/15/43	305,249
250,000	4.250% due 1/15/44	238,119
	BP Capital Markets PLC, Company Guaranteed Notes:
250,000	1.676% due 5/3/19	249,663
500,000	3.224% due 4/14/24	508,576
1,500,000	BPRL International Singapore Pte Ltd., Company Guaranteed Notes, 4.375% due 1/18/27	1,553,453
	Canadian Natural Resources Ltd., Senior Unsecured Notes:
810,000	2.950% due 1/15/23	812,909
125,000	5.850% due 2/1/35	138,575
500,000	Cenovus Energy Inc., Senior Unsecured Notes, 4.250% due 4/15/27(d)	497,656
	Chevron Corp., Senior Unsecured Notes:
250,000	1.790% due 11/16/18	251,162
250,000	1.991% due 3/3/20	251,095
250,000	2.498% due 3/3/22	253,060
2,250,000	CNOOC Finance 2015 USA LLC, Company Guaranteed Notes, 3.500% due 5/5/25	2,256,460
900,000	CNPC General Capital Ltd., Company Guaranteed Notes, 3.400% due 4/16/23	918,909
	ConocoPhillips Co., Company Guaranteed Notes:
250,000	4.950% due 3/15/26	280,266

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
Energy - 2.4% - (continued)
$ 250,000	5.950% due 3/15/46	$317,140
1,000,000	Delek & Avner Tamar Bond Ltd., Senior Secured Notes, 5.412% due 12/30/25(d)	1,027,500
	Devon Energy Corp., Senior Unsecured Notes:
75,000	5.600% due 7/15/41	81,352
250,000	5.000% due 6/15/45	256,854
500,000	Ecopetrol SA, Senior Unsecured Notes, 5.375% due 6/26/26	515,775
	Energy Transfer LP, Senior Unsecured Notes:
575,000	4.750% due 1/15/26	607,533
250,000	4.200% due 4/15/27	254,588
250,000	5.300% due 4/15/47	252,066
	Enterprise Products Operating LLC, Company Guaranteed Notes:
500,000	2.850% due 4/15/21	508,201
580,000	3.750% due 2/15/25	598,854
250,000	3.950% due 2/15/27	261,429
250,000	4.900% due 5/15/46	266,235
	Exxon Mobil Corp., Senior Unsecured Notes:
500,000	1.708% due 3/1/19	501,622
100,000	3.567% due 3/6/45	95,994
1,000,000	GNL Quintero SA, Senior Unsecured Notes, 4.634% due 7/31/29	1,046,250
250,000	Halliburton Co., Senior Unsecured Notes, 5.000% due 11/15/45	268,792
250,000	Hess Corp., Senior Unsecured Notes, 5.800% due 4/1/47	267,244
	Kinder Morgan Energy Partners LP, Company Guaranteed Notes:
125,000	3.500% due 3/1/21	128,527
150,000	6.950% due 1/15/38	180,551
75,000	5.000% due 8/15/42	73,735
	Kinder Morgan Inc., Company Guaranteed Notes:
380,000	3.050% due 12/1/19	388,105
250,000	5.050% due 2/15/46	251,798
250,000	Marathon Petroleum Corp., Senior Unsecured Notes, 5.125% due 3/1/21	272,745
250,000	MPLX LP, Senior Unsecured Notes, 5.200% due 3/1/47	258,722
125,000	Occidental Petroleum Corp., Senior Unsecured Notes, 4.100% due 2/1/21	133,126
1,500,000	ONGC Videsh Vankorneft Pte Ltd., Company Guaranteed Notes, 3.750% due 7/27/26	1,481,747
195,000	Peabody Energy Corp., Senior Secured Notes, 6.000% due 3/31/22(d)	195,975
800,000	Pertamina Persero PT, Senior Unsecured Notes, 5.625% due 5/20/43	847,995
1,000,000	Petrobras Global Finance BV, Company Guaranteed Notes, 7.250% due 3/17/44	986,000
	Petroleos Mexicanos, Company Guaranteed Notes:
750,000	4.250% due 1/15/25	735,975
500,000	5.625% due 1/23/46	451,000
1,500,000	Petronas Capital Ltd., Company Guaranteed Notes, 3.500% due 3/18/25	1,541,958
250,000	Phillips 66, Company Guaranteed Notes, 4.300% due 4/1/22	270,505
250,000	Plains All American Pipeline LP / PAA Finance Corp., Senior Unsecured Notes, 4.500% due 12/15/26	257,486
1,300,000	Reliance Industries Ltd., Senior Unsecured Notes, 4.125% due 1/28/25	1,344,485
400,000	Sabine Pass Liquefaction LLC, Senior Secured Notes, 4.200% due 3/15/28(d)	405,016
300,000	Sasol Financing International Ltd., Company Guaranteed Notes, 4.500% due 11/14/22	308,247
	Shell International Finance BV, Company Guaranteed Notes:
250,000	1.900% due 8/10/18	250,988
815,000	1.375% due 5/10/19	810,113
250,000	1.750% due 9/12/21	246,432
250,000	2.500% due 9/12/26	240,758
250,000	3.750% due 9/12/46	236,770

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
Energy - 2.4% - (continued)
$ 1,500,000	Sinopec Group Overseas Development 2016 Ltd., Company Guaranteed Notes, 2.750% due 9/29/26	$1,410,567
200,000	Sinopec Group Overseas Development 2017 Ltd., Company Guaranteed Notes, 3.625% due 4/12/27(d)	201,021
250,000	Suncor Energy Inc., Senior Unsecured Notes, 3.600% due 12/1/24	257,885
125,000	Total Capital International SA, Company Guaranteed Notes, 2.100% due 6/19/19	126,010
250,000	Total Capital SA, Company Guaranteed Notes, 2.125% due 8/10/18	251,927
	TransCanada PipeLines Ltd., Senior Unsecured Notes:
250,000	4.875% due 1/15/26	280,970
75,000	7.625% due 1/15/39	108,753
250,000	Transcontinental Gas Pipe Line Co. LLC, Senior Unsecured Notes, 7.850% due 2/1/26	327,305
195,000	Transocean Proteus Ltd., Senior Secured Notes, 6.250% due 12/1/24(d)	200,850
75,000	Valero Energy Corp., Senior Unsecured Notes, 4.900% due 3/15/45	77,525
	Williams Partners LP, Senior Unsecured Notes:
400,000	3.750% due 6/15/27	400,592
250,000	5.100% due 9/15/45	257,848
290,000	Williams Partners LP / ACMP Finance Corp., Senior Unsecured Notes, 4.875% due 3/15/24	300,512

	Total Energy	32,702,465

Financial - 5.1%
500,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, Company Guaranteed Notes, 3.500% due 5/26/22	514,279
250,000	Air Lease Corp., Senior Unsecured Notes, 3.625% due 4/1/27	251,105
140,000	Aircastle Ltd., Senior Unsecured Notes, 5.000% due 4/1/23	149,538
250,000	Alexandria Real Estate Equities Inc., Company Guaranteed Notes, 3.950% due 1/15/28	255,810
250,000	Allstate Corp., Senior Unsecured Notes, 4.500% due 6/15/43	273,821
500,000	American Express Co., Subordinated Notes, 3.625% due 12/5/24	515,637
	American Express Credit Corp., Senior Unsecured Notes:
250,000	2.250% due 5/5/21	250,176
795,000	2.700% due 3/3/22	803,827
250,000	American International Group Inc., Senior Unsecured Notes, 4.500% due 7/16/44	255,060
100,000	American Tower Corp., Senior Unsecured Notes, 4.000% due 6/1/25	103,730
200,000	Aon PLC, Company Guaranteed Notes, 4.750% due 5/15/45	213,735
500,000	Banco de Bogota SA, Subordinated Notes, 6.250% due 5/12/26	531,250
1,000,000	Banco de Reservas de la Republica Dominicana, Subordinated Notes, 7.000% due 2/1/23	1,043,370
1,000,000	Banco GNB Sudameris SA, Subordinated Notes, 6.500% due 4/3/27(b)(d)	1,028,500
1,600,000	Banco Inbursa SA Institucion de Banca Multiple, Senior Unsecured Notes, 4.375% due 4/11/27(d)	1,582,000
1,500,000	Banco Mercantil del Norte SA, Subordinated Notes, 5.750% due 10/4/31(b)	1,496,250
	Bank of America Corp.:
	Senior Unsecured Notes:
815,000	2.000% due 1/11/18	817,010
500,000	2.600% due 1/15/19	504,934
500,000	2.625% due 4/19/21	502,626
750,000	3.875% due 8/1/25	776,171
250,000	4.443% due 1/20/48(b)	258,906
250,000	Subordinated Notes, 7.750% due 5/14/38	353,786
	Bank of Montreal, Senior Unsecured Notes:
125,000	2.375% due 1/25/19	126,183
410,000	1.900% due 8/27/21	404,354
750,000	Bank of New York Mellon Corp., Senior Unsecured Notes, 2.150% due 2/24/20	755,377
500,000	Bank of Nova Scotia, Senior Unsecured Notes, 2.700% due 3/7/22	505,215

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
Financial - 5.1% - (continued)
	Barclays PLC:
	Senior Unsecured Notes:
$ 500,000	2.875% due 6/8/20	$505,729
250,000	4.950% due 1/10/47	267,323
250,000	Subordinated Notes, 5.200% due 5/12/26	265,159
500,000	BB&T Corp., Senior Unsecured Notes, 2.750% due 4/1/22	507,532
250,000	Berkshire Hathaway Inc., Senior Unsecured Notes, 3.125% due 3/15/26	254,057
795,000	Boston Properties LP, Senior Unsecured Notes, 3.650% due 2/1/26	811,155
250,000	Brixmor Operating Partnership LP, Senior Unsecured Notes, 3.900% due 3/15/27	248,277
500,000	Brookfield Finance LLC, Company Guaranteed Notes, 4.000% due 4/1/24	514,855
	Capital One Financial Corp., Senior Unsecured Notes:
250,000	3.050% due 3/9/22	252,719
250,000	3.750% due 3/9/27	250,565
250,000	Care Capital Properties LP, Company Guaranteed Notes, 5.125% due 8/15/26	250,399
125,000	CBRE Services Inc., Company Guaranteed Notes, 5.250% due 3/15/25	136,645
250,000	Charles Schwab Corp., Senior Unsecured Notes, 3.200% due 3/2/27	253,371
500,000	Chubb INA Holdings Inc., Company Guaranteed Notes, 3.350% due 5/30/26	515,738
500,000	Citibank NA, Senior Unsecured Notes, 2.000% due 3/20/19	501,943
	Citigroup Inc.:
	Senior Unsecured Notes:
250,000	2.700% due 3/30/21	251,780
500,000	2.750% due 4/25/22	500,311
850,000	3.200% due 10/21/26	826,101
500,000	3.887% due 1/10/28(b)	509,976
250,000	Subordinated Notes, 4.750% due 5/18/46	256,257
500,000	Citizens Bank NA / Providence RI, Senior Unsecured Notes, 2.250% due 3/2/20	500,976
695,000	Commonwealth Bank of Australia, Senior Unsecured Notes, 2.750% due 3/10/22(d)	703,824
500,000	Cooperatieve Rabobank UA, Company Guaranteed Notes, 3.875% due 2/8/22	533,357
	Credit Suisse Group Funding Guernsey Ltd., Company Guaranteed Notes:
500,000	3.125% due 12/10/20	507,619
250,000	3.750% due 3/26/25	252,712
300,000	Crown Castle International Corp., Senior Unsecured Notes, 4.000% due 3/1/27	310,390
100,000	CyrusOne LP / CyrusOne Finance Corp., Company Guaranteed Notes, 5.000% due 3/15/24(d)	102,250
250,000	Discover Financial Services, Senior Unsecured Notes, 4.100% due 2/9/27	252,383
200,000	Enstar Group Ltd., Senior Unsecured Notes, 4.500% due 3/10/22	205,473
445,000	Equinix Inc., Senior Unsecured Notes, 5.375% due 4/1/23	466,004
470,000	ESH Hospitality Inc., Company Guaranteed Notes, 5.250% due 5/1/25(d)	480,265
500,000	Fifth Third Bancorp, Senior Unsecured Notes, 2.300% due 3/1/19	503,010
	GE Capital International Funding Co. Unlimited Co., Company Guaranteed Notes:
250,000	3.373% due 11/15/25	260,768
250,000	4.418% due 11/15/35	269,068
1,000,000	Global Bank Corp., Senior Unsecured Notes, 4.500% due 10/20/21	1,008,500
	Goldman Sachs Group Inc.:
	Senior Unsecured Notes:
750,000	2.900% due 7/19/18	759,075
700,000	3.000% due 4/26/22	707,763
600,000	2.908% due 6/5/23(b)	600,000
250,000	6.125% due 2/15/33	310,883
	Subordinated Notes:
500,000	4.250% due 10/21/25	518,583
250,000	6.750% due 10/1/37	319,256
250,000	5.150% due 5/22/45	272,668

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
Financial - 5.1% - (continued)
$ 500,000	Host Hotels & Resorts LP, Senior Unsecured Notes, 3.875% due 4/1/24	$510,422
	HSBC Holdings PLC:
	Senior Unsecured Notes:
500,000	3.262% due 3/13/23(b)	508,870
250,000	4.041% due 3/13/28(b)	258,401
	Subordinated Notes:
250,000	6.500% due 5/2/36	318,346
250,000	5.250% due 3/14/44	281,616
1,000,000	HSBC USA Inc., Senior Unsecured Notes, 2.375% due 11/13/19	1,007,010
500,000	Huntington National Bank, Senior Unsecured Notes, 2.375% due 3/10/20	503,852
250,000	Icahn Enterprises LP/ Icahn Enterprises Finance Corp., Company Guaranteed Notes, 6.250% due 2/1/22	260,313
2,000,000	Industrial Senior Trust, Company Guaranteed Notes, 5.500% due 11/1/22	2,045,000
500,000	ING Groep NV, Senior Unsecured Notes, 3.150% due 3/29/22	509,579
	JPMorgan Chase & Co.:
	Senior Unsecured Notes:
815,000	2.250% due 1/23/20	818,521
250,000	4.250% due 10/15/20	266,067
250,000	2.972% due 1/15/23	253,241
250,000	3.782% due 2/1/28(b)	256,131
150,000	5.400% due 1/6/42	179,716
250,000	4.260% due 2/22/48(b)	257,701
250,000	Subordinated Notes, 3.625% due 12/1/27	248,191
1,000,000	JPMorgan Chase Bank NA, Senior Unsecured Notes, 1.650% due 9/23/19	994,855
	Kreditanstalt fuer Wiederaufbau, Government Guaranteed Notes:
375,000	1.250% due 9/13/18	374,546
2,000,000	1.625% due 3/15/21	1,987,722
75,000	Landwirtschaftliche Rentenbank, Government Guaranteed Notes, 1.750% due 7/27/26	71,039
1,000,000	Lloyds Banking Group PLC, Senior Unsecured Notes, 3.100% due 7/6/21	1,023,810
250,000	Manulife Financial Corp., Subordinated Notes, 4.061% due 2/24/32(b)	253,342
250,000	MetLife Inc., Senior Unsecured Notes, 4.600% due 5/13/46	274,090
50,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co.-Issuer Inc., Company Guaranteed Notes, 5.625% due 5/1/24	53,937
250,000	Mid-America Apartments LP, Senior Unsecured Notes, 3.750% due 6/15/24	258,007
500,000	Mitsubishi UFJ Financial Group Inc., Senior Unsecured Notes, 2.998% due 2/22/22	508,874
	Mizuho Financial Group Inc., Senior Unsecured Notes:
250,000	2.953% due 2/28/22	252,772
250,000	3.663% due 2/28/27	260,064
	Morgan Stanley:
	Senior Unsecured Notes:
1,000,000	7.300% due 5/13/19	1,098,577
500,000	2.625% due 11/17/21	501,223
805,000	2.750% due 5/19/22	806,186
250,000	6.375% due 7/24/42	331,005
250,000	Subordinated Notes, 4.350% due 9/8/26	261,260
250,000	National Australia Bank Ltd./New York, Senior Unsecured Notes, 3.375% due 1/14/26	254,454
250,000	National Rural Utilities Cooperative Finance Corp., Collateral Trust, 3.050% due 2/15/22	257,621
315,000	Nationstar Mortgage LLC / Nationstar Capital Corp., Company Guaranteed Notes, 6.500% due 7/1/21	321,694
195,000	Navient Corp., Senior Unsecured Notes, 6.500% due 6/15/22	202,923
255,000	New York Life Global Funding, Secured Notes, 2.900% due 1/17/24(d)	259,002
1,000,000	Oesterreichische Kontrollbank AG, Government Guaranteed Notes, 1.500% due 10/21/20	991,340

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
Financial - 5.1% - (continued)
$ 500,000	PNC Bank NA, Senior Unsecured Notes, 2.625% due 2/17/22	$505,904
150,000	PNC Financial Services Group Inc., Subordinated Notes, 3.900% due 4/29/24	157,870
	Prudential Financial Inc.:
250,000	Junior Subordinated Notes, 5.625% due 6/15/43(b)	271,875
	Senior Unsecured Notes:
500,000	7.375% due 6/15/19	554,351
775,000	3.500% due 5/15/24	810,764
250,000	6.200% due 11/15/40	322,696
250,000	Regency Centers LP, Company Guaranteed Notes, 4.400% due 2/1/47	251,972
	Royal Bank of Canada:
	Senior Unsecured Notes:
250,000	2.125% due 3/2/20	250,812
800,000	2.350% due 10/30/20	805,610
250,000	Subordinated Notes, 4.650% due 1/27/26	267,264
500,000	Santander UK PLC, Senior Unsecured Notes, 2.350% due 9/10/19	503,625
805,000	Simon Property Group LP, Senior Unsecured Notes, 2.625% due 6/15/22	807,335
	Sumitomo Mitsui Financial Group Inc., Senior Unsecured Notes:
500,000	2.934% due 3/9/21	509,147
500,000	2.846% due 1/11/22	507,053
500,000	SunTrust Bank/Atlanta GA, Senior Unsecured Notes, 2.250% due 1/31/20	503,351
1,300,000	SURA Asset Management SA, Company Guaranteed Notes, 4.375% due 4/11/27(d)	1,304,485
790,000	TIAA Asset Management Finance Co. LLC, Senior Unsecured Notes, 4.125% due 11/1/24(d)	820,442
	Toronto-Dominion Bank, Senior Unsecured Notes:
250,000	1.750% due 7/23/18	250,473
1,000,000	1.450% due 8/13/19	991,068
790,000	2.125% due 4/7/21	789,944
125,000	Travelers Cos Inc., Senior Unsecured Notes, 5.350% due 11/1/40	153,524
750,000	US Bancorp, Senior Unsecured Notes, 2.625% due 1/24/22	760,403
750,000	Visa Inc., Senior Unsecured Notes, 2.800% due 12/14/22	768,359
	Wells Fargo & Co.:
	Senior Unsecured Notes:
425,000	3.069% due 1/24/23	431,590
500,000	3.000% due 10/23/26	486,315
410,000	3.584% due 5/22/28(b)	414,708
	Subordinated Notes:
250,000	4.400% due 6/14/46	248,478
250,000	4.75% due 12/7/46	263,447
1,000,000	Wells Fargo Bank NA, Senior Unsecured Notes, 2.150% due 12/6/19	1,004,743
	Westpac Banking Corp., Senior Unsecured Notes:
250,000	1.950% due 11/23/18	250,410
820,000	2.000% due 8/19/21	808,544
250,000	3.350% due 3/8/27	252,303

	Total Financial	69,107,554

Government - 0.7%
500,000	African Development Bank, Senior Unsecured Notes, 1.875% due 3/16/20	503,695
1,500,000	Asian Development Bank, Senior Unsecured Notes, 2.000% due 2/16/22	1,507,722
750,000	Council Of Europe Development Bank, Senior Unsecured Notes, 1.875% due 1/27/20	756,165
500,000	European Bank for Reconstruction & Development, Senior Unsecured Notes, 1.750% due 11/26/19	502,057
	European Investment Bank, Senior Unsecured Notes:
500,000	1.875% due 3/15/19	503,535

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
Government - 0.7% - (continued)
$ 2,000,000	1.750% due 5/15/20	$2,004,918
1,000,000	FMS Wertmanagement AoeR, Government Guaranteed Notes, 1.750% due 1/24/20	1,004,065
1,000,000	Inter-American Development Bank, Unsecured Notes, 1.250% due 10/15/19	992,454
500,000	International Finance Corp., Unsecured Notes, 1.750% due 3/30/20	501,914
500,000	Svensk Exportkredit AB, Senior Unsecured Notes, 2.375% due 3/9/22	508,080

	Total Government	8,784,605

Industrial - 1.2%
300,000	AECOM, Company Guaranteed Notes, 5.125% due 3/15/27(d)	298,875
500,000	Autoridad del Canal de Panama, Senior Unsecured Notes, 4.950% due 7/29/35	540,000
	Boeing Co., Senior Unsecured Notes:
500,000	2.125% due 3/1/22	500,516
300,000	3.650% due 3/1/47	297,275
	Burlington Northern Santa Fe LLC, Senior Unsecured Notes:
760,000	3.400% due 9/1/24	794,798
250,000	3.250% due 6/15/27	257,257
250,000	4.125% due 6/15/47	259,276
185,000	BWAY Holding Co., Senior Secured Notes, 5.500% due 4/15/24(d)	189,162
250,000	Caterpillar Financial Services Corp., Senior Unsecured Notes, 1.900% due 3/22/19	250,772
	Caterpillar Inc., Senior Unsecured Notes:
775,000	3.400% due 5/15/24	809,880
100,000	3.803% due 8/15/42	99,238
	CSX Corp., Senior Unsecured Notes:
250,000	2.600% due 11/1/26	240,993
250,000	4.500% due 8/1/54	258,303
200,000	Embraer Netherlands Finance BV, Company Guaranteed Notes, 5.400% due 2/1/27	207,176
	FedEx Corp., Company Guaranteed Notes:
500,000	3.300% due 3/15/27	503,360
750,000	4.750% due 11/15/45	796,943
250,000	4.400% due 1/15/47	251,249
500,000	GATX Corp., Senior Unsecured Notes, 3.850% due 3/30/27	506,411
	General Electric Co., Senior Unsecured Notes:
1,000,000	2.200% due 1/9/20	1,012,780
500,000	4.500% due 3/11/44	549,409
	John Deere Capital Corp., Senior Unsecured Notes:
250,000	1.600% due 7/13/18	250,367
750,000	2.200% due 3/13/20	757,353
195,000	2.650% due 1/6/22	198,884
200,000	Johnson Controls International PLC, Senior Unsecured Notes, 4.500% due 2/15/47	210,087
	Lockheed Martin Corp., Senior Unsecured Notes:
250,000	3.550% due 1/15/26	259,970
250,000	4.700% due 5/15/46	278,966
250,000	Norfolk Southern Corp., Senior Unsecured Notes, 2.900% due 6/15/26	246,317
175,000	Novelis Corp., Company Guaranteed Notes, 5.875% due 9/30/26(d)	181,125
	Parker-Hannifin Corp., Senior Unsecured Notes:
400,000	3.250% due 3/1/27(d)	406,801
200,000	4.100% due 3/1/47(d)	206,971
200,000	Penske Truck Leasing Co. LP / PTL Finance Corp., Senior Unsecured Notes, 4.200% due 4/1/27(d)	206,857
385,000	Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, Senior Secured Notes, 5.125% due 7/15/23(d)	399,438
300,000	Ryder System Inc., Senior Unsecured Notes, 2.800% due 3/1/22	302,542

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
Industrial - 1.2% - (continued)
$ 1,500,000	SBA Tower Trust, Company Guaranteed Notes, 3.168% due 4/15/22(d)	$1,513,794
300,000	Tech Data Corp., Senior Unsecured Notes, 3.700% due 2/15/22	307,606
	Union Pacific Corp., Senior Unsecured Notes:
250,000	3.350% due 8/15/46	230,243
125,000	3.875% due 2/1/55	119,732
250,000	United Parcel Service Inc., Senior Unsecured Notes, 5.125% due 4/1/19	265,470
	United Technologies Corp., Senior Unsecured Notes:
500,000	2.300% due 5/4/22	500,390
250,000	3.750% due 11/1/46	243,726
770,000	Waste Management Inc., Company Guaranteed Notes, 3.125% due 3/1/25	782,760

	Total Industrial	16,493,072

Technology - 1.0%
	Apple Inc., Senior Unsecured Notes:
1,000,000	1.900% due 2/7/20	1,005,659
75,000	2.850% due 5/6/21	77,353
250,000	3.000% due 2/9/24	255,625
250,000	3.350% due 2/9/27	256,497
250,000	4.250% due 2/9/47	261,768
	Broadcom Corp. / Broadcom Cayman Finance Ltd., Company Guaranteed Notes:
500,000	3.000% due 1/15/22(d)	503,808
200,000	3.625% due 1/15/24(d)	203,591
300,000	CA Inc., Senior Unsecured Notes, 3.600% due 8/15/22	310,488
	Dell International LLC / EMC Corp., Senior Secured Notes:
100,000	5.450% due 6/15/23(d)	108,582
750,000	6.020% due 6/15/26(d)	827,255
	DXC Technology Co., Senior Unsecured Notes:
300,000	2.875% due 3/27/20(d)	304,201
400,000	4.750% due 4/15/27(d)	419,544
300,000	First Data Corp., Secured Notes, 5.750% due 1/15/24(d)	317,250
	Hewlett Packard Enterprise Co., Senior Unsecured Notes:
500,000	2.850% due 10/5/18	506,814
875,000	3.600% due 10/15/20	909,834
250,000	Intel Corp., Senior Unsecured Notes, 4.100% due 5/19/46	255,783
	International Business Machines Corp., Senior Unsecured Notes:
250,000	2.500% due 1/27/22	253,245
250,000	3.300% due 1/27/27	255,161
100,000	4.000% due 6/20/42	99,768
125,000	KLA-Tencor Corp., Senior Unsecured Notes, 4.650% due 11/1/24	135,377
290,000	Micron Technology Inc., Senior Unsecured Notes, 5.250% due 8/1/23(d)	297,975
	Microsoft Corp., Senior Unsecured Notes:
650,000	2.400% due 2/6/22	660,099
250,000	2.875% due 2/6/24	254,497
250,000	3.300% due 2/6/27	258,324
250,000	3.450% due 8/8/36	244,677
750,000	4.250% due 2/6/47	797,150
200,000	Open Text Corp., Company Guaranteed Notes, 5.875% due 6/1/26(d)	214,126
	Oracle Corp., Senior Unsecured Notes:
500,000	1.900% due 9/15/21	496,507
500,000	2.650% due 7/15/26	484,957
250,000	3.850% due 7/15/36	252,796
250,000	4.000% due 7/15/46	248,220

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
Technology - 1.0% - (continued)
$ 500,000	QUALCOMM Inc., Senior Unsecured Notes, 3.000% due 5/20/22	$513,328
450,000	Quintiles IMS Inc., Company Guaranteed Notes, 4.875% due 5/15/23(d)	462,375
400,000	Seagate HDD Cayman, Company Guaranteed Notes, 4.250% due 3/1/22(d)	402,952
400,000	Xerox Corp., Senior Unsecured Notes, 4.070% due 3/17/22(d)	413,424

	Total Technology	13,269,010

Utilities - 1.4%
1,200,000	AES Gener SA, Senior Unsecured Notes, 5.000% due 7/14/25	1,243,070
	Berkshire Hathaway Energy Co., Senior Unsecured Notes:
200,000	6.125% due 4/1/36	255,251
250,000	5.150% due 11/15/43	293,055
230,000	Calpine Corp., Senior Unsecured Notes, 5.750% due 1/15/25	218,212
	Comision Federal de Electricidad, Senior Unsecured Notes:
1,000,000	4.750% due 2/23/27	1,017,500
500,000	6.125% due 6/16/45	521,875
250,000	Consolidated Edison Co. of New York Inc., Senior Unsecured Notes, 3.950% due 3/1/43	252,625
500,000	Consolidated Edison Inc., Senior Unsecured Notes, 2.000% due 3/15/20	500,588
205,000	Dominion Energy Inc., Junior Subordinated Notes, 2.579% due 7/1/20	206,562
	Duke Energy Corp., Senior Unsecured Notes:
1,330,000	2.650% due 9/1/26	1,267,494
350,000	3.750% due 9/1/46	327,503
250,000	Duke Energy Progress LLC, 1st Mortgage Notes, 6.300% due 4/1/38	332,221
200,000	Energuate Trust, Company Guaranteed Notes, 5.875% due 5/3/27(d)	203,500
1,000,000	Engie Energia Chile SA, Senior Unsecured Notes, 4.500% due 1/29/25	1,033,721
500,000	Exelon Generation Co. LLC, Senior Unsecured Notes, 3.400% due 3/15/22	510,513
250,000	Florida Power & Light Co., 1st Mortgage Notes, 3.125% due 12/1/25	256,512
410,000	Fortis Inc./Canada, Senior Unsecured Notes, 2.100% due 10/4/21(d)	401,945
	Georgia Power Co., Senior Unsecured Notes:
250,000	2.000% due 3/30/20	249,837
250,000	3.250% due 3/30/27	249,835
	Great Plains Energy Inc., Senior Unsecured Notes:
500,000	2.500% due 3/9/20	504,964
250,000	4.850% due 4/1/47	256,985
1,000,000	Israel Electric Corp., Ltd, Senior Secured Notes, 5.000% due 11/12/24(d)	1,079,520
500,000	MidAmerican Energy Co., 1st Mortgage Notes, 3.100% due 5/1/27	506,385
285,000	NGL Energy Partners LP / NGL Energy Finance Corp., Company Guaranteed Notes, 6.125% due 3/1/25(d)	268,612
250,000	Northern States Power Co./MN, 1st Mortgage Notes, 3.600% due 5/15/46	239,579
200,000	NRG Energy Inc., Company Guaranteed Notes, 6.250% due 7/15/22	204,374
100,000	Oncor Electric Delivery Co. LLC, Senior Secured Notes, 5.300% due 6/1/42	120,074
	Pacific Gas & Electric Co., Senior Unsecured Notes:
250,000	3.300% due 3/15/27	255,805
250,000	6.050% due 3/1/34	320,468
1,000,000	Pampa Energia SA, Senior Unsecured Notes, 7.500% due 1/24/27	1,055,000
250,000	PECO Energy Co., 1st Mortgage Notes, 4.150% due 10/1/44	260,662
250,000	PPL Capital Funding Inc., Company Guaranteed Notes, 3.100% due 5/15/26	244,673
125,000	PSEG Power LLC, Company Guaranteed Notes, 3.000% due 6/15/21	127,451
125,000	Sempra Energy, Senior Unsecured Notes, 4.050% due 12/1/23	132,430
75,000	South Carolina Electric & Gas Co., 1st Mortgage Notes, 4.500% due 6/1/64	74,303
	Southern California Edison Co., 1st Mortgage Notes:
125,000	4.050% due 3/15/42	129,798
250,000	4.000% due 4/1/47	259,043

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
Utilities - 1.4% - (continued)
	Southern Co., Senior Unsecured Notes:
$ 800,000	1.850% due 7/1/19	$797,944
250,000	4.400% due 7/1/46	249,032
250,000	Southwestern Electric Power Co., Senior Unsecured Notes, 3.900% due 4/1/45	243,759
100,000	Southwestern Public Service Co., 1st Mortgage Notes, 4.500% due 8/15/41	109,388
1,500,000	Transportadora de Gas del Peru SA, Senior Unsecured Notes, 4.250% due 4/30/28	1,546,875
	Virginia Electric & Power Co., Senior Unsecured Notes:
250,000	3.500% due 3/15/27	258,983
250,000	4.000% due 1/15/43	253,504

	Total Utilities	18,841,430

	TOTAL CORPORATE BONDS & NOTES (Cost - $247,652,132)	249,979,960

ASSET-BACKED SECURITIES - 9.5%
15,857,695	Bayview Opportunity Master Fund IIIb Trust, Series 2017-RN2, Class A1, 3.475% due 4/28/32(b)(d)	15,858,105
200,000	Citibank Credit Card Issuance Trust, Series 2017-A3, Class A3, 1.920% due 4/7/22	200,735
5,000,000	Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216% due 4/25/47(d)	5,080,242
1,200,000	Colony American Homes, Series 2014-2A, Class E, 4.230% due 7/17/31(b)(d)	1,208,863
	GCAT LLC:
15,712,867	Series 2017-2, Class A1, step bond to yield, 3.500% due 4/25/47(d)	15,675,110
15,658,147	Series 2017-3, Class A1, step bond to yield 3.352% due 4/25/47(d)	15,673,423
5,000,000	Helios Issuer LLC, Series 2017-1A, Class A, 4.940% due 9/20/49(d)	5,024,561
1,000,000	KVK CLO Ltd., Series 2015-1A, Class AR, 2.422% due 5/20/27(b)(d)	998,567
2,000,000	Marathon CLO VII Ltd., Series 2014-7A, Class A1R, 2.492% due 10/28/25(b)(d)	1,998,932
7,950,302	New Residential Mortgage Loan Trust, Series 2017-RPL1, Class A1, step bond to yield, 3.598% due 4/25/22(d)(e)	8,010,852
2,000,000	Nissan Auto Receivables Owner Trust, Series 2017-A, Class A3, 1.740% due 8/16/21	2,004,521
1,000,000	Octagon Loan Funding Ltd., Series 2014-1A, Class A1R, 2.321% due 11/18/26(b)(d)	998,723
17,425,161	Option One Mortgage Loan Trust, Series 2007-6, Class 1A1, 1.214% due 7/25/37(b)	14,086,012
1,000,000	Steele Creek CLO Ltd., Series 2015-1A, Class AR, 2.432% due 5/21/29(b)(d)	998,468
1,500,000	Textainer Marine Containers V Ltd., Series 2017-1A, Class A, 3.720% due 5/20/42(d)	1,514,012
13,554,817	VOLT LVI LLC, Series 2017-NPL3, Class A1, step bond to yield, 3.500% due 3/25/47(d)	13,598,536
11,984,728	WaMu Asset-Backed Certificates WaMu Series Trust, Series 2007-HE4, Class 1A, 1.194% due 7/25/47(b)	8,326,942
18,966,658	Washington Mutural Asset-Backed Certificates WMABS Trust, Series 2006-HE3, Class 1A, 1.179% due 8/25/36(b)	17,187,363
	TOTAL ASSET-BACKED SECURITIES (Cost - $128,150,484)	128,443,967

SENIOR LOANS - 2.3%
320,000	Acrisure LLC, 6.147% due 11/22/23	322,701
645,000	Air Methods Corp., due 4/22/24(f)	640,969
640,000	AlixPartners LLP, due 4/4/24(f)	643,898
640,000	Alpha 3 BV, due 1/31/24(f)	643,002
640,000	American Tire Distributors Inc., 5.295% due 9/1/21	641,600
250,000	Asurion LLC, due 11/3/23(f)	251,770
655,000	BJ’s Wholesale Club Inc., 4.750% due 2/3/24	653,638
35,000	BWay Holding Co., due 4/3/24(f)	34,949
640,000	Capital Automotive LP, due 3/25/24(f)	644,998
205,000	Centurylink Inc., due 1/31/25(f)	204,598
640,000	Change Healthcare Holdings Inc., due 3/1/24(f)	641,920

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
SENIOR LOANS - 2.3% - (continued)
$ 115,000	CHG Healthcare Services Inc., due 6/7/23(f)	$116,006
606,572	CHS/Community Health Systems Inc., 3.898% due 12/31/19	606,875
640,000	CityCenter Holdings LLC, due 4/18/24(f)	642,400
10,000	Clark Equipment Co., 3.929% due 5/18/24	10,063
645,000	Colorado Buyer Inc., 4.170% due 5/1/24	648,225
645,000	Compuware Corp., due 12/15/21(f)	649,837
10,000	Consolidated Container Co. LLC, due 5/22/24(f)	10,053
10,000	Digicel International Finance Ltd., due 5/27/24(f)	10,081
655,000	DJO Finance LLC, due 6/8/20(f)	647,467
645,000	Energy Transfer Equity LP, 3.745% due 2/2/24	644,329
630,000	Envision Healthcare Corp., due 12/1/23(f)	636,457
645,000	Equinox Holdings Inc., due 3/8/24(f)	650,508
650,000	Federal-Mogul Corp., due 4/15/21(f)	651,859
635,000	Greeneden U.S. Holdings I LLC, 5.158% due 12/1/23	639,127
645,000	Jeld-Wen Inc., 4.147% due 7/1/22	651,934
640,000	Kenan Advantage Group Holdings Corp., 4.045% due 7/29/22	640,640
645,000	Kronos Acquisition Intermediate Inc., 5.653% due 8/26/22	649,354
640,000	Leslie’s Poolmart Inc., 4.871% due 8/16/23	643,770
640,000	Life Time Fitness Inc., due 6/10/22(f)	641,600
645,000	Lightstone Holdco LLC, due 1/30/24(f)	630,488
635,000	Lumileds Holding BV, due 3/15/24(f)	644,525
640,000	Milacron LLC, due 9/28/23(f)	641,600
640,000	Nature’s Bounty Co., 4.647% due 5/5/23	639,866
325,000	Optiv Inc., due 2/1/24(f)	321,613
645,000	Peabody Energy Corp., 5.500% due 3/31/22	645,690
65,000	Post Holdings Inc., due 5/24/24(f)	65,335
645,000	Project Alpha Intermediate Holding Inc., due 4/26/24(f)	642,046
630,000	Quest Software US Holdings Inc., due 10/31/22(f)	641,025
650,000	Radiate Holdco LLC, 4.045% due 2/1/24	651,059
335,000	Revlon Consumer Products Corp., due 9/7/23(f)	319,543
650,000	Reynolds Group Holdings Inc., 4.045% due 2/5/23	653,042
645,000	Sabre GLBL Inc., due 2/22/24(f)	651,450
635,000	Scientific Games International Inc., 5.062% due 10/1/21	644,525
635,000	Select Medical Corp., due 3/6/24(f)	640,556
645,000	SolarWinds Holdings Inc., 4.545% due 2/3/23	647,935
645,000	Solera LLC, 4.295% due 3/3/23	649,160
645,000	Sophia LP, 4.397% due 9/30/22	642,742
655,000	Team Health Holdings Inc., due 2/6/24(f)	651,109
645,000	Telesat Canada, due 11/17/23(f)	650,805
650,000	Tempo Acquisition LLC, due 5/1/24(f)	652,087
645,000	TKC Holdings Inc., 4.750% due 2/1/23	647,690
650,000	Transdigm Inc., 4.045% due 6/9/23	650,975
645,000	UFC Holdings LLC, 4.260% due 8/18/23	648,225
640,000	Univar USA Inc., 3.795% due 7/1/22	642,400
645,000	Welbilt Inc., due 3/3/23(f)	650,915

	TOTAL SENIOR LOANS (Cost - $30,789,920)	30,681,034

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
SOVEREIGN BONDS - 2.1%
Argentina - 0.2%
$ 1,500,000	Argentine Republic Government International Bond, 6.875% due 1/26/27	$1,593,000
1,000,000	Provincia de Buenos Aires, 7.875% due 6/15/27(d)	1,051,640

	Total Argentina	2,644,640

Brazil - 0.1%
1,000,000	Brazilian Government International Bond, 5.625% due 1/7/41	976,500

Canada - 0.1%
	Province of Ontario Canada:
750,000	2.375% due 1/31/22	760,865
1,000,000	2.400% due 2/8/22	1,014,387

	Total Canada	1,775,252

Chile - 0.1%
1,500,000	Chile Government International Bond, 3.125% due 1/21/26	1,535,175

Colombia - 0.1%
	Colombia Government International Bond:
750,000	3.875% due 4/25/27	757,500
250,000	5.625% due 2/26/44	273,750

	Total Colombia	1,031,250

Dominican Republic - 0.2%
	Dominican Republic International Bond:
2,000,000	5.950% due 1/25/27	2,098,540
500,000	6.850% due 1/27/45	529,450

	Total Dominican Republic	2,627,990

Guatemala - 0.1%
1,500,000	Guatemala Government Bond, 4.875% due 2/13/28	1,546,980

Hungary - 0.0%
500,000	Hungary Government International Bond, 6.375% due 3/29/21	564,500

Indonesia - 0.1%
1,500,000	Perusahaan Penerbit SBSN Indonesia III, 4.150% due 3/29/27(d)	1,531,875

Japan - 0.0%
500,000	Japan Bank for International Cooperation/Japan, 1.750% due 5/28/20	494,245

Mexico - 0.3%
	Mexico Government International Bond:
500,000	3.500% due 1/21/21	520,250
1,800,000	4.150% due 3/28/27	1,858,410
500,000	4.750% due 3/8/44	495,750
750,000	4.600% due 1/23/46	729,375

	Total Mexico	3,603,785

Panama - 0.2%
	Panama Government International Bond:
1,700,000	3.875% due 3/17/28	1,746,750
200,000	4.500% due 5/15/47	203,750
500,000	4.300% due 4/29/53	493,750

	Total Panama	2,444,250

Peru - 0.1%
1,000,000	Corp. Financiera de Desarrollo SA, 4.750% due 7/15/25	1,070,000

Philippines - 0.1%
	Philippine Government International Bond:
750,000	3.950% due 1/20/40	773,588

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Rating††	Security	Value
Philippines - 0.1% - (continued)
$ 500,000		3.700% due 2/2/42	$499,820

		Total Philippines	1,273,408

Poland - 0.0%
500,000		Republic of Poland Government International Bond, 4.000% due 1/22/24	534,553

South Korea - 0.2%
750,000		Export-Import Bank of Korea, 2.125% due 1/25/20	747,226
1,000,000		Korea Development Bank, 3.000% due 1/13/26	997,224
1,000,000		Korea International Bond, 2.750% due 1/19/27	989,980

		Total South Korea	2,734,430

Supranational - 0.2%
		International Bank for Reconstruction & Development:
250,000		0.875% due 7/19/18	248,775
2,000,000		1.875% due 3/15/19	2,015,420

		Total Supranational	2,264,195

Uruguay - 0.0%
250,000		Uruguay Government International Bond, 4.125% due 11/20/45	226,250

		TOTAL SOVEREIGN BONDS (Cost - $28,632,731)	28,879,278

MUNICIPAL BONDS - 0.2%
California - 0.1%
125,000	AA	Bay Area Toll Authority, Revenue Bonds, Series F2, 6.263% due 4/1/49	177,465
100,000	AA+	Los Angeles Community College District, GO, 6.750% due 8/1/49	150,026
150,000	AA+	Los Angeles Department of Water & Power System Revenue, Revenue Bonds, Series B, 6.603% due 7/1/45	217,072
150,000	AA-	Los Angeles Unified School District, GO, Series RY, 6.758% due 7/1/34	204,824
		State of California, GO:
100,000	AA-	7.500% due 4/1/34	143,993
200,000	AA-	7.550% due 4/1/39	301,154
125,000	AA-	7.600% due 11/1/40	191,976
		University of California, Revenue Bonds:
100,000	AA	Series AJ, 4.601% due 5/15/31	110,924
25,000	AA	Series AX, 3.063% due 7/1/25	25,285
75,000	AA	Series R, 5.770% due 5/15/43	95,673

		Total California	1,618,392

Illinois - 0.0%
		State of Illinois, GO:
250,000	BBB	5.100% due 6/1/33	225,283
100,000	BBB	6.725% due 4/1/35	102,433

		Total Illinois	327,716

Massachusetts - 0.0%
100,000	AA+	Commonwealth of Massachusetts, GO, Series E, 5.456% due 12/1/39	125,750

Nevada - 0.0%
100,000	AA-	County of Clark Department of Aviation, Revenue Bonds, Series C, 6.820% due 7/1/45	144,604

New Jersey - 0.0%
100,000	A+	New Jersey Turnpike Authority, Revenue Bonds, Series F, 7.414% due 1/1/40	147,245

New York - 0.1%
150,000	AA	Metropolitan Transportation Authority, Revenue Bonds, Series C, 7.336% due 11/15/39	225,297
125,000	AA+	New York City Water & Sewer System, Revenue Bonds, Series AA, 5.440% due 6/15/43	158,977
250,000	AAA	New York State Urban Development Corp., Revenue Bonds, Series B, 2.100% due 3/15/22	250,323

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Rating††	Security	Value
New York - 0.1% - (continued)
$ 200,000	AA-	Port Authority of New York & New Jersey, Revenue Bonds, 4.458% due 10/1/62	$215,106

		Total New York	849,703

Texas - 0.0%
75,000	AAA	State of Texas, GO, Series A, 5.517% due 4/1/39	97,692

Wisconsin - 0.0%
10,000	AA-	State of Wisconsin, Revenue Bonds, Series C, 3.154% due 5/1/27	10,097

		TOTAL MUNICIPAL BONDS (Cost - $3,282,039)	3,321,199

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,281,906,959)	1,290,766,917

Face Amount
SHORT-TERM INVESTMENTS - 13.1%
TIME DEPOSITS - 13.1%
68,065,938		Banco Santander SA - Frankfurt, 0.420% due 6/1/17	68,065,938
94,478,452		Citibank - Puerto Rico, 0.420% due 6/1/17	94,478,452
15,792,911		Wells Fargo - Grand Cayman, 0.420% due 6/1/17	15,792,911

		TOTAL TIME DEPOSITS (Cost - $178,337,301)	178,337,301

		TOTAL INVESTMENTS - 108.1% (Cost - $1,460,244,260#)	1,469,104,218

		Liabilities in Excess of Other Assets - (8.1)%	(110,526,125)

		TOTAL NET ASSETS - 100.0%	$1,358,578,093

††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted. All ratings are unaudited.
(a)	This security is traded on a TBA basis.
(b)	Variable rate security. Interest rate disclosed is that which was in effect at May 31, 2017.
(c)	Interest only security.
(d)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(e)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(f)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

CLO	—	Collateralized Loan Obligation
GO	—	General Obligation
LLC	—	Limited Liability Company
PLC	—	Public Limited Company
REMICS	—	Real Estate Mortgage Investment Conduit

See pages 97-99 for definitions of ratings.

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Summary of Investments by Security Type^
Mortgage-Backed Securities	20.0%
U.S. Government Agencies & Obligations	19.6
Collateralized Mortgage Obligations	18.3
Corporate Bonds & Notes	17.0
Asset-Backed Securities	8.7
Senior Loans	2.1
Sovereign Bonds	2.0
Municipal Bonds	0.2
Short-Term Investments	12.1

100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

Destinations Low Duration Fixed Income Fund

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES - 37.1%
Basic Materials - 2.6%
$ 200,000	Celulosa Arauco y Constitucion SA, Senior Unsecured Notes, 5.000% due 1/21/21	$212,914
1,750,000	Chemtura Corp., Company Guaranteed Notes, 5.750% due 7/15/21	1,804,687
1,500,000	Hexion Inc., Senior Secured Notes, 6.625% due 4/15/20	1,395,000
200,000	Inversiones CMPC SA, Company Guaranteed Notes, 4.500% due 4/25/22	208,250
60,000	Sherwin-Williams Co., Senior Unsecured Notes, 2.250% due 5/15/20	60,233

	Total Basic Materials	3,681,084

Communications - 11.4%
75,000	Amazon.com Inc., Senior Unsecured Notes, 2.600% due 12/5/19	76,513
200,000	Axiata SPV2 Bhd, Senior Unsecured Notes, 3.466% due 11/19/20	205,033
1,500,000	Ciena Corp., Senior Unsecured Notes, 0.875% due 6/15/17	1,498,125
70,000	Cisco Systems Inc., Senior Unsecured Notes, 1.400% due 9/20/19	69,620
1,770,000	Clearwire Communications LLC / Clearwire Finance Inc., Company Guaranteed Notes, 8.250% due 12/1/40(a)	1,824,339
85,000	Comcast Corp., Company Guaranteed Notes, 5.150% due 3/1/20	92,626
1,988,000	DISH DBS Corp., Company Guaranteed Notes, 4.625% due 7/15/17	1,990,485
950,000	FairPoint Communications Inc., Senior Secured Notes, 8.750% due 8/15/19(a)	974,937
200,000	Globo Comunicacao e Participacoes SA, Senior Unsecured Notes, 4.875% due 4/11/22	206,750
1,700,000	HC2 Holdings Inc., Senior Secured Notes, 11.000% due 12/1/19(a)	1,746,750
	Level 3 Financing Inc., Company Guaranteed Notes:
76,000	4.939% due 1/15/18(b)	76,190
1,500,000	6.125% due 1/15/21	1,533,750
1,533,000	MHGE Parent LLC / MHGE Parent Finance Inc., Senior Unsecured Notes, 8.500% (8.500% cash or 9.250% PIK) due 8/1/19(a)(c)	1,540,665
80,000	Orange SA, Senior Unsecured Notes, 2.750% due 2/6/19	80,958
	Sprint Communications Inc.:
930,000	Company Guaranteed Notes, 9.000% due 11/15/18(a)	1,020,675
606,000	Senior Unsecured Notes, 8.375% due 8/15/17	614,332
1,855,000	TEGNA Inc., Company Guaranteed Notes, 5.125% due 10/15/19	1,899,056
90,000	Verizon Communications Inc., Senior Unsecured Notes, 2.946% due 3/15/22(a)	91,261
290,000	ViaSat Inc., Senior Unsecured Notes, 6.875% due 6/15/20	295,800

	Total Communications	15,837,865

Consumer Cyclical - 7.8%
110,000	American Honda Finance Corp., Senior Unsecured Notes, 1.200% due 7/12/19	108,832
1,580,000	Caesars Entertainment Resort Properties LLC / Caesars Entertainment Resort Properties Finance Inc., Senior Secured Notes, 8.000% due 10/1/20	1,637,275
904,000	Chester Downs & Marina LLC / Chester Downs Finance Corp., Senior Secured Notes, 9.250% due 2/1/20(a)	928,860
110,000	Cintas Corp. No 2, Company Guaranteed Notes, 2.900% due 4/1/22	112,327
80,000	CVS Health Corp., Senior Unsecured Notes, 1.900% due 7/20/18	80,211
70,000	General Motors Financial Co., Inc., Company Guaranteed Notes, 2.650% due 4/13/20	70,339
1,695,000	International Automotive Components Group SA, Secured Notes, 9.125% due 6/1/18(a)	1,661,100
1,608,000	Jo-Ann Stores LLC, Senior Unsecured Notes, 8.125% due 3/15/19(a)	1,610,010
1,135,000	MGM Resorts International, Company Guaranteed Notes, 11.375% due 3/1/18	1,215,585
1,550,000	Michaels Stores Inc., Company Guaranteed Notes, 5.875% due 12/15/20(a)	1,588,750
1,650,000	NAI Entertainment Holdings / NAI Entertainment Holdings Finance Corp., Senior Secured Notes, 5.000% due 8/1/18(a)	1,656,188
95,000	Newell Brands Inc., Senior Unsecured Notes, 3.150% due 4/1/21	97,998
45,000	Toyota Motor Credit Corp., Senior Unsecured Notes, 1.950% due 4/17/20	45,057

	Total Consumer Cyclical	10,812,532

Schedules of Investments

(unaudited) (continued)

Destinations Low Duration Fixed Income Fund

Face Amount/Units†	Security	Value
Consumer Non-cyclical - 3.4%
$ 80,000	AbbVie Inc., Senior Unsecured Notes, 1.800% due 5/14/18	$80,106
200,000	Adani Ports & Special Economic Zone Ltd., Senior Unsecured Notes, 3.500% due 7/29/20	201,613
120,000	Amgen Inc., Senior Unsecured Notes, 2.200% due 5/11/20	120,449
50,000	Anheuser-Busch InBev Finance Inc., Company Guaranteed Notes, 1.900% due 2/1/19	50,130
70,000	Anthem Inc., Senior Unsecured Notes, 2.300% due 7/15/18	70,447
75,000	AstraZeneca PLC, Senior Unsecured Notes, 1.750% due 11/16/18	75,075
75,000	Cardinal Health Inc., Senior Unsecured Notes, 1.950% due 6/15/18	75,190
955,000	Carolina Beverage Group LLC / Carolina Beverage Group Finance Inc., Senior Secured Notes, 10.625% due 8/1/18(a)	950,225
85,000	Celgene Corp., Senior Unsecured Notes, 2.875% due 8/15/20	86,933
1,855,000	DS Services of America Inc., Secured Notes, 10.000% due 9/1/21(a)	1,977,894
155,187	ENA Norte Trust, Pass-Thru Certificates, 4.950% due 4/25/23	159,842
90,000	Express Scripts Holding Co., Company Guaranteed Notes, 2.250% due 6/15/19	90,377
200,000	IOI Investment L Bhd, Company Guaranteed Notes, 4.375% due 6/27/22	208,286
75,000	Kraft Heinz Foods Co., Company Guaranteed Notes, 2.000% due 7/2/18	75,215
95,000	Medtronic Global Holdings SCA, Company Guaranteed Notes, 1.700% due 3/28/19	95,012
40,000	Molson Coors Brewing Co., Company Guaranteed Notes, 1.450% due 7/15/19	39,655
80,000	Mylan NV, Company Guaranteed Notes, 2.500% due 6/7/19	80,480
70,000	Philip Morris International Inc., Senior Unsecured Notes, 5.650% due 5/16/18	72,707
50,000	Reynolds American Inc., Company Guaranteed Notes, 3.250% due 6/12/20	51,756
60,000	Shire Acquisitions Investments Ireland DAC, Company Guaranteed Notes, 1.900% due 9/23/19	59,777
80,000	Thermo Fisher Scientific Inc., Senior Unsecured Notes, 2.150% due 12/14/18	80,427

	Total Consumer Non-cyclical	4,701,596

Diversified - 0.1%
200,000	CK Hutchison International 17 Ltd., Company Guaranteed Notes, 2.875% due 4/5/22(a)	201,616

Energy - 1.4%
200,000	Bharat Petroleum Corp., Ltd, Senior Unsecured Notes, 4.625% due 10/25/22	214,132
75,000	BP Capital Markets PLC, Company Guaranteed Notes, 1.676% due 5/3/19	74,899
55,000	Chevron Corp., Senior Unsecured Notes, 1.991% due 3/3/20	55,241
200,000	CNOOC Finance 2015 Australia Pty Ltd., Company Guaranteed Notes, 2.625% due 5/5/20	199,981
200,000	CNPC General Capital Ltd., Company Guaranteed Notes, 3.950% due 4/19/22	210,730
200,000	Delek & Avner Tamar Bond Ltd., Senior Secured Notes, 4.435% due 12/30/20(a)	203,000
200,000	Indian Oil Corp., Ltd, Senior Unsecured Notes, 5.625% due 8/2/21	220,974
90,000	Kinder Morgan Inc., Company Guaranteed Notes, 3.050% due 12/1/19	91,920
200,000	ONGC Videsh Ltd., Company Guaranteed Notes, 3.250% due 7/15/19	202,920
200,000	Petronas Global Sukuk Ltd., Senior Unsecured Notes, 2.707% due 3/18/20	201,619
50,000	Shell International Finance BV, Company Guaranteed Notes, 1.375% due 5/10/19	49,700
200,000	Sinopec Group Overseas Development 2015 Ltd., Company Guaranteed Notes, 2.500% due 4/28/20	200,602

	Total Energy	1,925,718

Financial - 3.9%
200,000	Agromercantil Senior Trust, Company Guaranteed Notes, 6.250% due 4/10/19	205,896
100,000	American Express Credit Corp., Senior Unsecured Notes, 2.200% due 3/3/20	100,699
200,000	Banco de Credito del Peru/Panama, Senior Unsecured Notes, 2.250% due 10/25/19	199,760
200,000	Banco del Estado de Chile, Senior Unsecured Notes, 4.125% due 10/7/20	211,487
200,000	Banco GNB Sudameris SA, Senior Unsecured Notes, 3.875% due 5/2/18	200,996
200,000	Banco Nacional de Comercio Exterior SNC, Subordinated Notes, 3.800% due 8/11/26(b)	198,260
150,000	Banco Santander Chile, Senior Unsecured Notes, 3.875% due 9/20/22	156,097
200,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Subordinated Notes, 5.950% due 1/30/24(b)	207,750

Schedules of Investments

(unaudited) (continued)

Destinations Low Duration Fixed Income Fund

Face Amount/Units†		Security	Value
Financial - 3.9% - (continued)
		Bank of America Corp., Senior Unsecured Notes:
$ 90,000		2.000% due 1/11/18	$90,222
20,000		2.625% due 10/19/20	20,188
95,000		Bank of Montreal, Senior Unsecured Notes, 2.100% due 12/12/19	95,355
40,000		BB&T Corp., Senior Unsecured Notes, 2.250% due 2/1/19	40,324
95,000		Berkshire Hathaway Finance Corp., Company Guaranteed Notes, 1.300% due 8/15/19	94,430
65,000		Boston Properties LP, Senior Unsecured Notes, 5.875% due 10/15/19	70,007
		Citigroup Inc., Senior Unsecured Notes:
80,000		2.050% due 12/7/18	80,217
65,000		2.116% due 4/25/22(b)	65,183
90,000		Commonwealth Bank of Australia, Senior Unsecured Notes, 2.250% due 3/10/20(a)	90,414
200,000		DBS Group Holdings Ltd., Junior Subordinated Notes, 3.600% (b)(d)	198,180
200,000		Global Bank Corp., Senior Unsecured Notes, 5.125% due 10/30/19	207,500
80,000		Goldman Sachs Group Inc., Senior Unsecured Notes, 2.300% due 12/13/19	80,292
800,000		Icahn Enterprises LP / Icahn Enterprises Finance Corp., Company Guaranteed Notes, 4.875% due 3/15/19	809,600
120,000		JPMorgan Chase & Co., Senior Unsecured Notes, 2.250% due 1/23/20	120,518
100,000		Morgan Stanley, Senior Unsecured Notes, 2.450% due 2/1/19	100,748
70,000		MUFG Americas Holdings Corp., Senior Unsecured Notes, 2.250% due 2/10/20	70,242
25,000		New York Life Global Funding, Senior Secured Notes, 2.000% due 4/9/20(a)	25,078
200,000		Oversea-Chinese Banking Corp., Ltd, Subordinated Notes, 4.000% due 10/15/24(b)	205,361
60,000		PNC Financial Services Group Inc., Senior Unsecured Notes, 4.375% due 8/11/20	64,016
45,000		Prudential Financial Inc., Senior Unsecured Notes, 7.375% due 6/15/19	49,892
95,000		Royal Bank of Canada, Senior Unsecured Notes, 1.500% due 7/29/19	94,131
75,000		Simon Property Group LP, Senior Unsecured Notes, 2.200% due 2/1/19	75,488
715,000		Starwood Property Trust Inc., Senior Unsecured Notes, 3.750% due 10/15/17	718,575
45,000		TIAA Asset Management Finance Co. LLC, Senior Unsecured Notes, 2.950% due 11/1/19(a)	45,735
80,000		Toronto-Dominion Bank, Senior Unsecured Notes, 1.750% due 7/23/18	80,151
200,000		United Overseas Bank Ltd., Subordinated Notes, 3.750% due 9/19/24(b)	203,810
		Wells Fargo & Co., Senior Unsecured Notes:
85,000		1.500% due 1/16/18	84,954
25,000		2.150% due 1/30/20	25,106

		Total Financial	5,386,662

Industrial - 5.3%
70,000		Caterpillar Financial Services Corp., Senior Unsecured Notes, 2.100% due 1/10/20	70,400
726,000		Clean Harbors Inc., Company Guaranteed Notes, 5.250% due 8/1/20	737,797
1,500,000		Consolidated Container Co. LLC / Consolidated Container Capital Inc., Company Guaranteed Notes, 10.125% due 7/15/20(a)	1,551,750
800,000	EUR	Containerships OYJ, Senior Secured Notes, 7.500% due 4/2/19(b)(e)	905,420
810,000		Gibraltar Industries Inc., Company Guaranteed Notes, 6.250% due 2/1/21	834,300
600,000		Golar LNG Partners LP, Senior Unsecured Notes, 5.572% due 5/22/20(b)	580,500
75,000		John Deere Capital Corp., Senior Unsecured Notes, 1.950% due 1/8/19	75,434
615,000		Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, Senior Secured Notes, 5.750% due 10/15/20	631,913
1,816,000		Silgan Holdings Inc., Senior Unsecured Notes, 5.000% due 4/1/20	1,842,713
		United Technologies Corp., Senior Unsecured Notes:
55,000		1.500% due 11/1/19	54,718
40,000		1.900% due 5/4/20	40,094

		Total Industrial	7,325,039

Schedules of Investments

(unaudited) (continued)

Destinations Low Duration Fixed Income Fund

Face Amount/Units†	Security	Value
Technology - 0.8%
$ 35,000	Broadcom Corp. / Broadcom Cayman Finance Ltd., Company Guaranteed Notes, 2.375% due 1/15/20(a)	$35,064
1,000,000	Brocade Communications Systems Inc., Company Guaranteed Notes, 1.375% due 1/1/20	1,013,750
60,000	Hewlett Packard Enterprise Co., Senior Unsecured Notes, 3.600% due 10/15/20	62,389
110,000	QUALCOMM Inc., Senior Unsecured Notes, 2.100% due 5/20/20	110,404

	Total Technology	1,221,607

Utilities - 0.4%
200,000	Colbun SA, Senior Unsecured Notes, 6.000% due 1/21/20	216,739
200,000	Comision Federal de Electricidad, Senior Unsecured Notes, 4.875% due 5/26/21	212,750
15,000	Consolidated Edison Inc., Senior Unsecured Notes, 2.000% due 3/15/20	15,018
75,000	Southern Co., Senior Unsecured Notes, 1.850% due 7/1/19	74,807

	Total Utilities	519,314

	TOTAL CORPORATE BONDS & NOTES (Cost - $51,668,670)	51,613,033

ASSET-BACKED SECURITIES - 13.0%
1,000,000	Apidos CLO XIV, Series 2013-14A, Class A, 2.308% due 4/15/25(a)(b)	1,000,305
1,000,000	Apidos CLO XVI, Series 2013-16A, Class A1, 2.608% due 1/19/25(a)(b)	999,821
2,000,000	Avant Loans Funding Trust, Series 2017-A, Class A, 2.410% due 3/15/21(a)	2,000,826
991,106	Bayview Opportunity Master Fund IIIb Trust, Series 2017-RN2, Class A1, 3.475% due 4/28/32(a)(b)	991,131
814,526	Conn Funding II LP, Series 2017-A, Class A, 2.730% due 5/15/20(a)	815,135
500,000	Earnest Student Loan Program LLC, Series 2017-A, Class A2, 2.650% due 1/25/41(a)	499,825
982,054	GCAT LLC, Series 2017-2, Class A1, step bond to yield, 3.500% due 4/25/47(a)	979,694
575,000	Madison Park Funding XI Ltd., Series 2013-11A, Class A2, 2.453% due 10/23/25(a)(b)	575,152
1,000,000	Marathon CLO VII Ltd., Series 2014-7A, Class A1R, 2.492% due 10/28/25(a)(b)	999,466
1,000,000	MP CLO III Ltd., Series 2013-1A, Class A, 2.336% due 4/20/25(a)(b)	999,969
795,030	New Residential Mortgage Loan Trust, Series 2017-RPL1, Class A1, step bond to yield, 3.598% due 4/25/22(a)(e)	801,085
1,000,000	Sofi Consumer Loan Program LLC, Series 2017-3, Class A, 2.770% due 5/25/26(a)	1,005,424
500,000	Sofi Professional Loan Program LLC, Series 2017-C, Class A2A, 1.750% due 7/25/40(a)	499,907
984,019	SpringCastle America Funding LLC, Series 2016-AA, Class A, 3.050% due 4/25/29(a)	990,980
891,091	US Residential Opportunity Fund Trust, Series 2016-1III, Class A, step bond to yield, 3.475% due 7/27/36(a)	898,445
173,882	Venture VII CDO Ltd., Series 2006-7A, Class A1A, 1.386% due 1/20/22(a)(b)	172,908
1,000,000	Venture XIV CLO Ltd., Series 2013-14A, Class A1, 2.550% due 8/28/25(a)(b)	998,929
968,201	VOLT LVI LLC, Series 2017-NPL3, Class A1, step bond to yield, 3.500% due 3/25/47(a)	971,324
932,363	VOLT LVII LLC, Series 2017-NPL4, Class A1, step bond to yield, 3.375% due 4/25/47(a)	932,180
1,000,000	Zais CLO 2 Ltd., Series 2014-2A, Class A1AR, 2.356% due 7/25/26(a)(b)	998,721
	TOTAL ASSET-BACKED SECURITIES (Cost - $18,117,675)	18,131,227

U.S. GOVERNMENT OBLIGATIONS - 5.0%
	U.S. Treasury Notes:
1,130,000	0.875% due 11/30/17	1,128,455
1,270,000	1.000% due 12/31/17	1,268,561
1,130,000	0.750% due 1/31/18	1,126,689
560,000	1.000% due 3/15/18	558,994
920,000	0.750% due 10/31/18	913,747
980,000	1.625% due 6/30/20	984,326

Schedules of Investments

(unaudited) (continued)

Destinations Low Duration Fixed Income Fund

Face Amount/Units†	Security	Value
U.S. GOVERNMENT OBLIGATIONS - 5.0% - (continued)
$ 990,000	1.375% due 9/30/20	$985,127
	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $6,967,881)	6,965,899

COLLATERALIZED MORTGAGE OBLIGATIONS - 4.7%
1,583,946	BANK, Series 2017-BNK4, Class XA, 1.463% due 5/15/50(b)(f)	164,326
128,148	Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR10, Class AJ, 5.777% due 12/11/40(b)	139,871
1,707,000	CD Mortgage Trust, Series 2017-CD4, Class XA, 1.485% due 5/10/50(b)(f)	163,292
	CFCRE Commercial Mortgage Trust:
1,397,000	Series 2017-C8, Class XA, 1.679% due 6/15/50(b)(e)(f)	164,147
287,000	Series 2017-C8, Class XB, 0.957% due 6/15/50(b)(e)(f)	23,532
	CLNS Trust:
47,000	Series 2017-IKPR, Class D, 3.050% due 6/11/32(a)(b)	47,059
47,000	Series 2017-IKPR, Class E, 4.500% due 6/11/32(a)(b)	47,058
	Cold Storage Trust:
74,000	Series 2017-ICE3, Class A, 1.994% due 4/15/24(a)(b)	74,116
90,000	Series 2017-ICE3, Class C, 2.344% due 4/15/24(a)(b)	90,113
925,000	COLT Mortgage Loan Trust, Series 2017-1, Class A2, 2.819% due 5/27/47(a)(b)	929,743
	Commercial Mortgage Trust:
24,708,841	Series 2013-CR9, Class XA, 0.201% due 7/10/45(b)(f)	164,346
3,239,003	Series 2013-LC6, Class XA, 1.665% due 1/10/46(b)(f)	161,226
	Credit Suisse Commercial Mortgage Capital Trust:
107,000	Series 2017-LSTK, Class C, 3.229% due 4/5/33(a)	108,573
128,000	Series 2017-LSTK, Class D, 3.442% due 4/5/33(a)(b)	127,815
47,000	Series 2017-LSTK, Class E, 3.442% due 4/5/33(a)(b)	46,435
8,157,000	Series 2017-LSTK, Class XACP, 0.681% due 4/5/33(a)(b)(f)	141,135
2,969,000	Series 2017-LSTK, Class XBCP, 0.316% due 4/5/33(a)(b)(f)	21,006
	Deephaven Residential Mortgage Trust:
687,011	Series 2017-1A, Class A1, 2.725% due 12/26/46(a)(b)	688,609
687,011	Series 2017-1A, Class A2, 2.928% due 12/26/46(a)(b)	688,598
	GS Mortgage Securities Trust:
140,000	Series 2013-GCJ14, Class A2, 2.995% due 8/10/46	141,545
2,330,000	Series 2017-GS6, Class XA, 1.199% due 5/10/50(b)(f)	198,935
	JP Morgan Chase Commercial Mortgage Securities Trust:
164,000	Series 2007-LD11, Class AM, 5.722% due 6/15/49(b)	167,895
161,939	Series 2007-LDPX, Class AM, 5.464% due 1/15/49(b)	161,792
3,665,332	Series 2014-C20, Class XA, 1.127% due 7/15/47(b)(f)	166,812
131,851	Series 2014-FL6, Class A, 2.389% due 11/15/31(a)(b)	132,103
1,461,231	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32, Class XA, 1.495% due 11/15/48(b)(f)	98,834
2,969,581	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class XA, 0.776% due 12/15/49(b)(f)	162,797
	Morgan Stanley Capital I Trust:
164,000	Series 2011-C1, Class D, 5.414% due 9/15/47(a)(b)	176,689
2,226,009	Series 2016-BNK2, Class XA, 1.124% due 11/15/49(b)(f)	162,789
1,556,398	Series 2016-UB11, Class XA, 1.675% due 8/15/49(b)(f)	163,163
4,293,919	Series 2016-UB12, Class XA, 0.835% due 12/15/49(b)(f)	231,513
1,000,000	Series 2017-H1, Class XA, 1.464% due 6/15/50(b)(e)(f)	101,826
1,952,956	UBS Commercial Mortgage Trust, Series 2012-C1, Class XA, 2.087% due 5/10/45(a)(b)(f)	162,018
164,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AJ, 5.966% due 2/15/51(b)	167,210

Schedules of Investments

(unaudited) (continued)

Destinations Low Duration Fixed Income Fund

Face Amount/Units†	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 4.7% - (continued)
$2,937,628	Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class XA, 0.906% due 9/15/58(b)(f)	$161,803

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $6,553,987)	6,548,724

SENIOR LOANS - 2.7%
713,000	Appvion Inc., due 6/28/19(g)	691,610
1,500,000	Kate Spade & Co., due 4/9/21(g)	1,501,410
500,000	Licensing IP International S.a.r.l, due 10/18/18(e)(g)	561,250
1,000,000	Reddy Ice Corp., 6.755% due 5/1/19	985,630

	TOTAL SENIOR LOANS (Cost - $3,766,157)	3,739,900

SOVEREIGN BONDS - 1.6%
Chile - 0.1%
200,000	Chile Government International Bond, 3.250% due 9/14/21	208,020

Dominican Republic - 0.2%
200,000	Dominican Republic International Bond, 7.500% due 5/6/21	222,250

Guatemala - 0.2%
200,000	Guatemala Government Bond, 5.750% due 6/6/22	218,848

Indonesia - 0.2%
200,000	Indonesia Government International Bond, 4.875% due 5/5/21	215,037

Mexico - 0.4%
350,000	Mexico Government International Bond, 3.500% due 1/21/21	364,175
200,000	Nacional Financiera SNC, 3.375% due 11/5/20	205,750

	Total Mexico	569,925

Peru - 0.3%
200,000	Corp. Financiera de Desarrollo SA, 3.250% due 7/15/19	203,500
200,000	Fondo MIVIVIENDA SA, 3.375% due 4/2/19	203,500

	Total Peru	407,000

Qatar - 0.1%
200,000	Qatar Government International Bond, 2.375% due 6/2/21	199,900

South Korea - 0.1%
200,000	Korea Development Bank, 2.500% due 1/13/21	199,910

	TOTAL SOVEREIGN BONDS (Cost - $2,237,549)	2,240,890

Shares/Units
EXCHANGE TRADED FUND (ETF) - 19.9%
548,502	iShares Core 1-5 Year USD Bond, Class I Shares (Cost - $27,510,450)	27,622,561

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $116,822,369)	116,862,234

Face Amount
SHORT-TERM INVESTMENTS - 18.4%
COMMERCIAL PAPERS - 10.1%
2,000,000	Arrow Electronics Inc., 1.501% due 6/5/17(h)	1,999,604
2,000,000	AutoNation Inc., 1.400% due 6/2/17(h)	1,999,842

Schedules of Investments

(unaudited) (continued)

Destinations Low Duration Fixed Income Fund

Face Amount	Security	Value
COMMERCIAL PAPERS - 10.1% - (continued)
$ 2,024,000	Church & Dwight Co., Inc., 1.120% due 6/9/17(h)	$2,023,410
2,000,000	Cox Enterprises Inc., 1.140% due 6/6/17(h)	1,999,614
2,000,000	International Paper Co., 1.130% due 6/6/17(h)	1,999,614
2,000,000	ONEOK Partners LP, 1.552% due 6/23/17(h)	1,998,455
2,000,000	Rockwell Collins Inc., 1.181% due 6/13/17(h)	1,999,148

	TOTAL COMMERCIAL PAPERS (Cost - $14,019,774)	14,019,687

TIME DEPOSITS - 8.3%
2,738,260	ANZ National Bank - London, 0.420% due 6/1/17	2,738,260
3,348,458	DNB - Oslo, 0.420% due 6/1/17	3,348,458
5,406,194	JPMorgan Chase & Co. - New York, 0.420% due 6/1/17	5,406,194

	TOTAL TIME DEPOSITS (Cost - $11,492,912)	11,492,912

	TOTAL SHORT-TERM INVESTMENTS (Cost - $25,512,686)	25,512,599

	TOTAL INVESTMENTS - 102.4% (Cost - $142,335,055#)	142,374,833

	Liabilities in Excess of Other Assets - (2.4)%	(3,311,809)

	TOTAL NET ASSETS - 100.0%	$139,063,024

†	Face amount denominated in U.S. dollars, unless otherwise noted.
(a)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(b)	Variable rate security. Interest rate disclosed is that which was in effect at May 31, 2017.
(c)	Payment in-kind security for which part of the income earned may be paid as additional principal.
(d)	Security is perpetual in nature and has no stated maturity date.
(e)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(f)	Interest only security.
(g)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(h)	Rate shown represents yield-to-maturity.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

CDO	—	Collateralized Debt Obligation
CLO	—	Collateralized Loan Obligation
LLC	—	Limited Liability Company
PLC	—	Public Limited Company

Schedules of Investments

(unaudited) (continued)

Destinations Low Duration Fixed Income Fund

Summary of Investments by Security Type^
Corporate Bonds & Notes	36.3%
Exchange Traded Fund (ETF)	19.4
Asset-Backed Securities	12.7
U.S. Government Obligations	4.9
Collateralized Mortgage Obligations	4.6
Senior Loans	2.6
Sovereign Bonds	1.6
Short-Term Investments	17.9

100.0%

^	As a percentage of total investments.

Currency Abbreviations used in this schedule:

EUR	—	Euro

Schedules of Investments

(unaudited) (continued)

Destinations Global Fixed Income Opportunities Fund

Face Amount/Units†		Security	Value
CORPORATE BONDS & NOTES - 65.7%
Australia - 0.7%
$ 600,000		BHP Billiton Finance USA Ltd., Company Guaranteed Notes, 6.250% due 10/19/75(a)(b)	$648,900
2,335,000		CNOOC Finance 2015 Australia Pty Ltd., Company Guaranteed Notes, 2.625% due 5/5/20	2,334,778

		Total Australia	2,983,678

Austria - 0.0%
400,000		OAS Investments GmbH, Company Guaranteed Notes, 8.250% due 10/19/19(c)	12,000

Bermuda - 0.1%
600,000		Digicel Group Ltd., Senior Unsecured Notes, 8.250% due 9/30/20	568,950

Brazil - 0.1%
300,000		Globo Comunicacao e Participacoes SA, Senior Unsecured Notes, 4.875% due 4/11/22	310,125

British Virgin Islands - 1.6%
720,000		CNOOC Finance 2012 Ltd., Company Guaranteed Notes, 3.875% due 5/2/22	749,391
		CNPC General Capital Ltd., Company Guaranteed Notes:
2,000,000		2.750% due 5/14/19	2,017,380
1,200,000		3.950% due 4/19/22	1,264,378
1,615,000		Sinopec Group Overseas Development 2015 Ltd., Company Guaranteed Notes, 2.500% due 4/28/20	1,619,862
		Sinopec Group Overseas Development 2016 Ltd., Company Guaranteed Notes:
680,000		2.125% due 5/3/19	677,330
200,000		2.000% due 9/29/21	194,598
600,000		2.000% due 9/29/21(b)	583,793
200,000		Sinopec Group Overseas Development 2017 Ltd., Company Guaranteed Notes, 3.000% due 4/12/22(b)	201,881

		Total British Virgin Islands	7,308,613

Canada - 0.8%
692,000		Avison Young Canada Inc., Senior Secured Notes, 9.500% due 12/15/21(b)	692,000
1,500,000		Emera Inc., Subordinated Notes, 6.750% due 6/15/76(a)	1,665,000
82,607		Express Pipeline LLC, Secured Notes, 7.390% due 12/31/17(b)	85,504
1,264,000	CAD	Postmedia Network Inc., Senior Secured Notes, 8.250% due 7/15/21(b)	909,874

		Total Canada	3,352,378

Cayman Islands - 2.2%
1,000,000		Agromercantil Senior Trust, Company Guaranteed Notes, 6.250% due 4/10/19	1,029,480
200,000		Bantrab Senior Trust, Senior Secured Notes, 9.000% due 11/14/20	192,000
2,200,000		CK Hutchison International 17 Ltd., Company Guaranteed Notes, 2.875% due 4/5/22(b)	2,217,781
1,200,000		Cosan Overseas Ltd., Company Guaranteed Notes, 8.250%(d)	1,209,240
1,445,978		Guanay Finance Ltd., Senior Secured Notes, 6.000% due 12/15/20	1,477,790
220,927		Interoceanica IV Finance Ltd., Senior Secured Notes, zero coupon, due 11/30/18	216,508
		Peru Enhanced Pass-Through Finance Ltd., Pass-Thru Certificates:
605,163		zero coupon, due 5/31/18	594,912
280,000		zero coupon, due 6/2/25	235,550
2,400,000		Tencent Holdings Ltd., Senior Unsecured Notes, 2.875% due 2/11/20	2,438,170

		Total Cayman Islands	9,611,431

Chile - 2.6%
760,000		AES Gener SA, Senior Unsecured Notes, 5.250% due 8/15/21	814,922
3,200,000		Banco del Estado de Chile, Senior Unsecured Notes, 3.875% due 2/8/22	3,348,117
200,000		Banco Santander Chile, Senior Unsecured Notes, 3.875% due 9/20/22	208,129
		Celulosa Arauco y Constitucion SA, Senior Unsecured Notes:
800,000		7.250% due 7/29/19	880,732
1,050,000		5.000% due 1/21/21	1,117,798

Schedules of Investments

(unaudited) (continued)

Destinations Global Fixed Income Opportunities Fund

Face Amount/Units†		Security	Value
Chile - 2.6% - (continued)
$ 400,000		4.750% due 1/11/22	$420,368
400,000		Colbun SA, Senior Unsecured Notes, 6.000% due 1/21/20	433,479
230,000		Engie Energia Chile SA, Senior Unsecured Notes, 5.625% due 1/15/21	252,240
		Inversiones CMPC SA, Company Guaranteed Notes:
1,200,000		4.750% due 1/19/18	1,216,536
1,480,000		4.500% due 4/25/22	1,541,050
1,275,000		Telefonica Chile SA, Senior Unsecured Notes, 3.875% due 10/12/22	1,311,614

		Total Chile	11,544,985

Colombia - 1.0%
1,600,000		Empresas Publicas de Medellin ESP, Senior Unsecured Notes, 7.625% due 7/29/19	1,786,000
2,600,000		Transportadora de Gas Internacional SA ESP, Senior Unsecured Notes, 5.700% due 3/20/22	2,667,600

		Total Colombia	4,453,600

Costa Rica - 0.6%
800,000		Banco de Costa Rica, Government Guaranteed Notes, 5.250% due 8/12/18	812,192
		Banco Nacional de Costa Rica, Senior Unsecured Notes:
480,000		4.875% due 11/1/18	489,360
400,000		5.875% due 4/25/21(b)	418,600
1,000,000		Instituto Costarricense de Electricidad, Senior Unsecured Notes, 6.950% due 11/10/21	1,075,420

		Total Costa Rica	2,795,572

France - 0.9%
610,000		BNP Paribas SA, Junior Subordinated Notes, 7.625%(a)(b)(d)	668,140
1,000,000		Credit Agricole SA, Junior Subordinated Notes, 8.125%(a)(b)(d)	1,156,100
2,000,000		Societe Generale SA, Junior Subordinated Notes, 7.875%(a)(b)(d)	2,195,000

		Total France	4,019,240

India - 2.5%
2,800,000		Adani Ports & Special Economic Zone Ltd., Senior Unsecured Notes, 3.500% due 7/29/20	2,822,576
1,980,000		Bharat Petroleum Corp., Ltd, Senior Unsecured Notes, 4.625% due 10/25/22	2,119,907
2,240,000		Indian Oil Corp., Ltd, Senior Unsecured Notes, 5.625% due 8/2/21	2,474,911
1,835,000		Oil India Ltd., Senior Unsecured Notes, 3.875% due 4/17/19	1,877,581
2,000,000		ONGC Videsh Ltd., Company Guaranteed Notes, 3.250% due 7/15/19	2,029,200

		Total India	11,324,175

Israel - 0.9%
2,480,000		Delek & Avner Tamar Bond Ltd., Senior Secured Notes, 4.435% due 12/30/20(b)	2,517,200
1,600,000		Israel Electric Corp., Ltd, Senior Secured Notes, 5.625% due 6/21/18	1,654,560

		Total Israel	4,171,760

Italy - 0.3%
675,000		Intesa Sanpaolo SpA, Company Guaranteed Notes, 7.700%(a)(b)(d)	682,594
325,000		UniCredit SpA, Junior Subordinated Notes, 8.000% (Restricted)(a)(d)	329,567
2,728,000	EUR	Waste Italia SpA, Senior Secured Notes, 10.500% due 11/15/19(b)(c)	245,160

		Total Italy	1,257,321

Luxembourg - 1.8%
600,000		Euronav Luxembourg SA, Company Guaranteed Notes, 7.500% due 5/31/22(b)(e)	597,000
6,945,000		International Automotive Components Group SA, Secured Notes, 9.125% due 6/1/18(b)	6,806,100
400,000		Minerva Luxembourg SA, Company Guaranteed Notes, 8.750%(a)(d)	416,000

		Total Luxembourg	7,819,100

Malaysia - 1.8%
2,400,000		Axiata SPV2 Bhd, Senior Unsecured Notes, 3.466% due 11/19/20	2,460,391
600,000		IOI Investment L Bhd, Company Guaranteed Notes, 4.375% due 6/27/22	624,857

Schedules of Investments

(unaudited) (continued)

Destinations Global Fixed Income Opportunities Fund

Face Amount/Units†	Security	Value
Malaysia - 1.8% - (continued)
$ 1,600,000	Malayan Banking Bhd, Subordinated Notes, 3.250% due 9/20/22(a)	$1,603,551
600,000	Petronas Capital Ltd., Company Guaranteed Notes, 3.125% due 3/18/22	609,923
2,680,000	Petronas Global Sukuk Ltd., Senior Unsecured Notes, 2.707% due 3/18/20	2,701,692

	Total Malaysia	8,000,414

Marshall Island - 0.5%
2,200,000	Golar LNG Partners LP, Senior Unsecured Notes, 5.572% due 5/22/20(a)	2,128,500

Mexico - 3.2%
2,600,000	America Movil SAB de CV, Senior Unsecured Notes, 3.125% due 7/16/22	2,651,790
3,200,000	Banco Nacional de Comercio Exterior SNC, Subordinated Notes, 3.800% due 8/11/26(a)	3,172,160
2,800,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Subordinated Notes, 5.950% due 1/30/24(a)	2,908,500
2,800,000	Comision Federal de Electricidad, Senior Unsecured Notes, 4.875% due 5/26/21	2,978,500
1,080,000	Grupo Cementos de Chihuahua SAB de CV, Senior Secured Notes, 8.125% due 2/8/20	1,117,800
600,000	Grupo Idesa SA de CV, Company Guaranteed Notes, 7.875% due 12/18/20	528,000
	TV Azteca SAB de CV, Company Guaranteed Notes:
200,000	7.500% due 5/25/18	199,600
600,000	7.625% due 9/18/20	593,100

	Total Mexico	14,149,450

Netherlands - 0.5%
1,500,000	Cooperatieve Rabobank UA, Junior Subordinated Notes, 11.000%(a)(b)(d)	1,749,375
300,000	Petrobras Global Finance BV, Company Guaranteed Notes, 6.125% due 1/17/22	311,025
	Total Netherlands	2,060,400
Panama - 1.3%
2,787,077	Aeropuerto Internacional de Tocumen SA, Senior Secured Notes, 5.750% due 10/9/23	3,015,882
480,000	Avianca Holdings SA / Avianca Leasing LLC / Grupo Taca Holdings Ltd., Company Guaranteed Notes, 8.375% due 5/10/20(b)	478,800
2,358,839	ENA Norte Trust, Pass-Thru Certificates, 4.950% due 4/25/23	2,429,604

	Total Panama	5,924,286

Paraguay - 0.0%
200,000	Telefonica Celular del Paraguay SA, Senior Unsecured Notes, 6.750% due 12/13/22	208,722

Peru - 0.5%
1,600,000	Banco Internacional del Peru SAA/Panama, Senior Unsecured Notes, 5.750% due 10/7/20	1,754,720
240,000	Camposol SA, Senior Secured Notes, 10.500% due 7/15/21(b)	255,120

	Total Peru	2,009,840

Qatar - 0.1%
380,669	Ras Laffan Liquefied Natural Gas Co., Ltd. II, Senior Secured Notes, 5.298% due 9/30/20	400,563
Singapore - 2.2%
3,200,000	DBS Group Holdings Ltd., Junior Subordinated Notes, 3.600%(a)(d)	3,170,880
1,080,000	ONGC Videsh Vankorneft Pte Ltd., Company Guaranteed Notes, 2.875% due 1/27/22	1,070,882
3,000,000	Oversea-Chinese Banking Corp., Ltd., Subordinated Notes, 4.000% due 10/15/24(a)	3,080,408
	United Overseas Bank Ltd., Subordinated Notes:
800,000	3.750% due 9/19/24(a)	815,240
1,600,000	3.500% due 9/16/26(a)	1,624,872
200,000	2.880% due 3/8/27(a)	197,499

	Total Singapore	9,959,781

South Korea - 0.2%
1,000,000	Kia Motors Corp., Senior Unsecured Notes, 2.625% due 4/21/21(b)	996,429

Schedules of Investments

(unaudited) (continued)

Destinations Global Fixed Income Opportunities Fund

Face Amount/Units†	Security	Value
Switzerland - 0.6%
$ 1,000,000	Credit Suisse Group AG, Junior Subordinated Notes, 7.500%(a)(b)(d)	$1,117,500
1,200,000	UBS Group AG, Junior Subordinated Notes, 7.000% (Restricted)(a)(d)	1,339,500

	Total Switzerland	2,457,000

United Kingdom - 1.3%
2,000,000	Barclays PLC, Junior Subordinated Notes, 8.250%(a)(d)	2,135,000
2,150,000	Lloyds Banking Group PLC, Junior Subordinated Notes, 7.500%(a)(d)	2,365,000
1,245,000	Royal Bank of Scotland Group PLC, Junior Subordinated Notes, 8.625%(a)(d)	1,363,275

	Total United Kingdom	5,863,275

United States - 37.4%
2,548,000	AMAG Pharmaceuticals Inc., Company Guaranteed Notes, 7.875% due 9/1/23(b)	2,465,190
160,832	America West Airlines Pass-Through Trust, Series 2000-1, Pass-Thru Certificates, 8.057% due 7/2/20	180,936
640,000	American Express Co., Junior Subordinated Notes, 5.200%(a)(d)	657,600
373,000	Apple Inc., Senior Unsecured Notes, 1.680% due 2/9/22(a)	376,607
2,544,000	Assured Guaranty Municipal Holdings Inc., Company Guaranteed Notes, 6.400% due 12/15/66(a)(b)	2,365,920
	Bank of America Corp., Junior Subordinated Notes:
2,000,000	6.250%(a)(d)	2,148,000
1,195,000	6.300%(a)(d)	1,318,234
315,000	Bank of New York Mellon Corp., Junior Subordinated Notes, 4.950%(a)(d)	326,812
3,566,000	BI-LO LLC / BI-LO Finance Corp., Senior Secured Notes, 9.250% due 2/15/19(b)	3,040,015
4,176,000	Brunswick Corp., Senior Unsecured Notes, 4.625% due 5/15/21(b)	4,271,735
1,250,000	Capital One Financial Corp., Junior Subordinated Notes, 5.550%(a)(d)	1,293,750
3,816,000	Carolina Beverage Group LLC / Carolina Beverage Group Finance Inc., Senior Secured Notes, 10.625% due 8/1/18(b)	3,796,920
6,318,000	Chemtura Corp., Company Guaranteed Notes, 5.750% due 7/15/21	6,515,437
3,585,000	Chester Downs & Marina LLC / Chester Downs Finance Corp., Senior Secured Notes, 9.250% due 2/1/20(b)	3,683,587
	Citigroup Inc., Junior Subordinated Notes:
1,565,000	5.875%(a)(d)	1,631,512
1,200,000	6.250%(a)(d)	1,309,500
1,000,000	Citizens Financial Group Inc., Junior Subordinated Notes, 5.500%(a)(d)	1,040,000
2,571,000	Clearwire Communications LLC / Clearwire Finance Inc., Company Guaranteed Notes, 8.250% due 12/1/40(b)	2,649,930
3,341,000	Coach Inc., Senior Unsecured Notes, 4.250% due 4/1/25	3,432,814
	Comcast Corp., Company Guaranteed Notes:
93,000	3.000% due 2/1/24	94,494
186,000	3.300% due 2/1/27	189,347
425,780	Continental Airlines Class A Pass-Through Trust, Series 2007-1, Pass-Thru Certificates, 5.983% due 4/19/22	468,358
652,439	Continental Airlines Class A-1 Pass-Through Trust, Series 2000-2, Pass-Thru Certificates, 7.707% due 4/2/21	695,663
133,171	Continental Airlines Class C-2 Pass-Through Trust, Series 1999-2, Pass-Thru Certificates, 6.236% due 3/15/20	137,832
1,417,000	Crescent Communities LLC/Crescent Ventures Inc., Senior Secured Notes, 8.875% due 10/15/21(b)	1,484,307
57,652,000	DPH Holdings Corp., Senior Unsecured Notes, 6.550% due 6/15/06(c)(e)	2,810,535
6,288,000	DS Services of America Inc., Secured Notes, 10.000% due 9/1/21(b)	6,704,580
1,029,000	Fresh Market Inc., Senior Secured Notes, 9.750% due 5/1/23(b)	869,505
2,500,000	General Electric Co., Junior Subordinated Notes, 5.000%(a)(d)	2,638,250
1,841,000	Goldman Sachs Group Inc., Junior Subordinated Notes, 5.375%(a)(d)	1,905,435
7,007,000	HC2 Holdings Inc., Senior Secured Notes, 11.000% due 12/1/19(b)	7,199,693

Schedules of Investments

(unaudited) (continued)

Destinations Global Fixed Income Opportunities Fund

Face Amount/Units†	Security	Value
United States - 37.4% - (continued)
	Hexion Inc.:
$ 1,605,000	Secured Notes, 13.750% due 2/1/22(b)	$1,520,738
	Senior Secured Notes:
1,123,000	10.000% due 4/15/20	1,134,230
2,518,000	10.375% due 2/1/22(b)	2,549,475
8,357,000	Homefed Corp., Company Guaranteed Notes, 6.500% due 6/30/18(b)	8,367,446
5,439,000	International Wire Group Inc., Secured Notes, 10.750% due 8/1/21(b)	5,037,874
1,089,000	INVISTA Finance LLC, Senior Secured Notes, 4.250% due 10/15/19(b)	1,114,864
858,000	j2 Cloud Services LLC, Company Guaranteed Notes, 8.000% due 8/1/20	885,885
4,947,000	Jo-Ann Stores LLC, Senior Unsecured Notes, 8.125% due 3/15/19(b)	4,953,184
2,500,000	JPMorgan Chase & Co., Junior Subordinated Notes, 6.750%(a)(d)	2,812,500
325,000	KeyCorp, Junior Subordinated Notes, 5.000%(a)(d)	326,625
1,268,000	Kraton Polymers LLC / Kraton Polymers Capital Corp., Company Guaranteed Notes, 10.500% due 4/15/23(b)	1,467,710
1,500,000	Land O’ Lakes Inc., Junior Subordinated Notes, 7.250%(b)(d)	1,548,750
2,755,000	LBI Media Inc., Senior Secured Notes, 10.000% due 4/15/19(b)	2,699,900
979,000	McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance, Senior Unsecured Notes, 7.875% due 5/15/24(b)	954,525
1,850,000	MetLife Inc., Junior Subordinated Notes, 5.250%(a)(d)	1,921,688
6,119,000	MHGE Parent LLC / MHGE Parent Finance Inc., Senior Unsecured Notes, 8.500% (8.500% cash or 9.250% PIK) due 8/1/19(b)(f)	6,149,595
1,223,000	Michaels Stores Inc., Company Guaranteed Notes, 5.875% due 12/15/20(b)	1,253,575
415,000	ModusLink Global Solutions Inc., Senior Unsecured Notes, 5.250% due 3/1/19	386,469
1,565,000	Morgan Stanley, Junior Subordinated Notes, 5.550%(a)(d)	1,637,381
11,084,000	Mueller Industries Inc., Subordinated Notes, 6.000% due 3/1/27	11,277,970
1,630,000	PNC Financial Services Group Inc., Junior Subordinated Notes, 5.000%(a)(d)	1,662,600
1,865,000	Prospect Capital Corp., Senior Unsecured Notes, 5.750% due 3/15/18	1,911,625
1,000,000	Provident Financing Trust I, Limited Guaranteed Notes, 7.405% due 3/15/38	1,130,000
2,415,000	Real Alloy Holding Inc., Senior Secured Notes, 10.000% due 1/15/19(b)	2,360,663
2,400,000	Reliance Holding USA Inc., Company Guaranteed Notes, 4.500% due 10/19/20	2,539,903
1,772,000	Ruby Tuesday Inc., Company Guaranteed Notes, 7.625% due 5/15/20	1,683,400
486,000	Salem Media Group Inc., Senior Secured Notes, 6.750% due 6/1/24(b)	495,720
3,300,000	SBA Tower Trust, Mortgage Notes, 3.598% due 4/15/18(b)	3,300,838
3,024,000	SiTV LLC / SiTV Finance Inc., Senior Secured Notes, 10.375% due 7/1/19(b)	2,147,040
1,618,000	Southern States Cooperative Inc., Secured Notes, 10.000% due 8/15/21(b)	1,529,010
5,545,000	Spirit AeroSystems Inc., Company Guaranteed Notes, 5.250% due 3/15/22	5,772,816
1,500,000	State Street Corp., Junior Subordinated Notes, 5.250%(a)(d)	1,575,000
620,000	SunTrust Banks Inc., Junior Subordinated Notes, 5.625%(a)(d)	647,757
2,538,000	TEGNA Inc., Company Guaranteed Notes, 5.125% due 10/15/19	2,598,278
1,441,970	Toll Road Investors Partnership II LP, Senior Secured Notes, zero coupon, due 2/15/45(b)	341,996
745,000	US Bancorp, Junior Subordinated Notes, 5.125%(a)(d)	779,456
645,000	Viacom Inc., Junior Subordinated Notes, 6.250% due 2/28/57(a)	663,422
635,000	Wachovia Capital Trust III, Limited Guaranteed Notes, 5.570%(a)(d)	637,302
1,805,000	Wells Fargo & Co., Junior Subordinated Notes, 5.875%(a)(d)	1,980,988
2,746,000	Westmoreland Coal Co., Senior Secured Notes, 8.750% due 1/1/22(b)	2,457,670
1,492,000	Whole Foods Market Inc., Company Guaranteed Notes, 5.200% due 12/3/25	1,595,433
2,764,000	Xerium Technologies Inc., Senior Secured Notes, 9.500% due 8/15/21	2,916,020

	Total United States	166,429,819

	TOTAL CORPORATE BONDS & NOTES (Cost - $291,500,598)	292,121,407

Schedules of Investments

(unaudited) (continued)

Destinations Global Fixed Income Opportunities Fund

Face Amount/Units†	Security	Value
SENIOR LOANS - 9.4%
$ 1,195,000	AMC Networks Inc., 2.493% due 12/16/19	$1,195,000
5,001,000	AMF Bowling Centers Inc., 11.045% due 3/17/24	5,101,020
2,164,000	Appvion Inc., 7.750% due 6/28/19	2,099,080
2,116,000	Autoparts Holdings (No. 1) Ltd., 7.795% due 12/23/21	2,102,775
	Dell International LLC:
2,077,367	3.300% due 9/7/21	2,083,433
5,598,968	3.550% due 9/7/23	5,630,658
3,310,000	Eastman Kodak Co., 7.422% due 9/3/19	3,293,450
2,251,000	Envigo Laboratories Inc., 9.540% due 11/3/21	2,225,676
1,678,674	Hampton Rubber Comp., 5.045% due 3/27/21	1,535,986
3,388,000	Internap Corp., 8.000% due 4/6/22	3,430,350
	Lee Enterprises Inc.:
371,201	7.295% due 3/31/19	370,273
2,012,844	12.000% due 12/15/22	2,108,454
2,278,000	LSC Communications Inc., 7.045% due 9/30/22	2,292,238
1,271,000	Optima Specialty Steel Inc., 11.100% due 10/31/17	1,271,000
3,278,000	Reddy Ice Corp., 6.750% due 5/1/19	3,230,895
3,624,000	Surgery Center Holdings Inc., due 11/16/17(e)(g)	3,624,000

	TOTAL SENIOR LOANS (Cost - $41,529,390)	41,594,288

SOVEREIGN BONDS - 6.2%
Chile - 0.2%
	Chile Government International Bond:
160,000	3.250% due 9/14/21	166,416
600,000	2.250% due 10/30/22	593,100

	Total Chile	759,516

Costa Rica - 0.2%
920,000	Costa Rica Government International Bond, 9.995% due 8/1/20	1,078,700

Dominican Republic - 0.7%
	Dominican Republic International Bond:
1,196,810	9.040% due 1/23/18	1,227,903
1,800,000	7.500% due 5/6/21	2,000,250

	Total Dominican Republic	3,228,153

Guatemala - 0.3%
1,200,000	Guatemala Government Bond, 5.750% due 6/6/22	1,313,088

India - 0.3%
1,200,000	Export-Import Bank of India, 3.125% due 7/20/21	1,213,430

Indonesia - 0.8%
	Indonesia Government International Bond:
640,000	4.875% due 5/5/21	688,117
2,240,000	3.700% due 1/8/22	2,298,760
440,000	Perusahaan Penerbit SBSN Indonesia III, 6.125% due 3/15/19	469,700

	Total Indonesia	3,456,577

Mexico - 0.9%
	Mexico Government International Bond:
2,800,000	3.500% due 1/21/21	2,913,400
1,200,000	3.625% due 3/15/22	1,240,800

	Total Mexico	4,154,200

Schedules of Investments

(unaudited) (continued)

Destinations Global Fixed Income Opportunities Fund

Face Amount/Units†	Rating††	Security	Value
Panama - 0.9%
$ 3,600,000		Panama Government International Bond, 5.200% due 1/30/20	$3,911,400

Poland - 0.7%
2,800,000		Republic of Poland Government International Bond, 5.125% due 4/21/21	3,093,244

Qatar - 0.7%
3,200,000		Qatar Government International Bond, 2.375% due 6/2/21	3,198,400

South Korea - 0.5%
		Korea Development Bank:
480,000		2.500% due 1/13/21	479,785
1,800,000		2.625% due 2/27/22	1,801,006

		Total South Korea	2,280,791

		TOTAL SOVEREIGN BONDS (Cost - $27,589,740)	27,687,499

MUNICIPAL BOND - 0.2%
Ohio - 0.2%
800,000	AA	State of Ohio, Revenue Bonds, Various Capital Facilities Lease, 0.830% due 10/1/36(a) (Cost - $799,995)	800,000

Shares/Units
PREFERRED STOCKS - 1.6%
Bermuda - 0.6%
14,008		Aspen Insurance Holdings Ltd., 5.625%(d)	353,842
31,722		Axis Capital Holdings Ltd., 5.500%(d)	784,168
50,120		Maiden Holdings Ltd., 7.125%(d)	1,291,091

		Total Bermuda	2,429,101

United States - 1.0%
16,150		Farm Credit Bank of Texas, 6.750%(a)(b)(d)	1,760,350
25,550		GMAC Capital Trust I, 6.967%(a)	652,036
54,847		Huntington Bancshares Inc., 6.250%(d)	1,488,547
20,000		New York Community Bancorp Inc., 6.375%(a)(d)	569,600

		Total United States	4,470,533

		TOTAL PREFERRED STOCKS (Cost - $6,793,945)	6,899,634

COMMON STOCK - 0.1%
Colombia - 0.1%
8,481		Pacific Exploration & Production Corp.* (Cost - $268,679)	238,356

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $368,482,347)	369,341,184

Face Amount
SHORT-TERM INVESTMENTS - 17.1%
COMMERCIAL PAPERS - 12.5%
5,800,000		Arrow Electronics Inc., 1.552% due 6/20/17(h)	5,795,363
5,575,000		EI du Pont de Nemours & Co., 1.201% due 6/12/17(h)	5,572,833
		Ford Motor Credit Co. LLC:
5,970,000		1.630% due 9/1/17(h)	5,947,838
3,260,000		1.988% due 5/16/18(h)	3,198,196
5,600,000		Kraft Heinz Co., 1.272% due 6/5/17(h)	5,598,890
5,760,000		Marsh & McLennan Cos., Inc., 1.181% due 6/9/17(h)	5,758,321

Schedules of Investments

(unaudited) (continued)

Destinations Global Fixed Income Opportunities Fund

Face Amount	Security	Value
COMMERCIAL PAPERS - 12.5% - (continued)
$ 4,040,000	Molson Coors Brewing Co., 1.301% due 6/15/17(h)	$4,038,003
5,800,000	NetApp Inc., 1.201% due 6/20/17(h)	5,796,140
4,410,000	ONEOK Partners LP, 1.502% due 6/12/17(h)	4,408,271
3,670,000	Textron Inc., 1.251% due 6/20/17(h)	3,667,270
	Wyndham Worldwide Corp.:
1,945,000	1.351% due 6/9/17(h)	1,944,304
3,985,000	1.351% due 6/13/17(h)	3,982,936

	TOTAL COMMERCIAL PAPERS (Cost - $55,707,043)	55,708,365

TIME DEPOSITS - 4.6%
5,400,822	ANZ National Bank - London, 0.420% due 6/1/17	5,400,822
8,361,749	JPMorgan Chase & Co. - New York, 0.420% due 6/1/17	8,361,749
6,697,063	Wells Fargo - Grand Cayman, 0.420% due 6/1/17	6,697,063

	TOTAL TIME DEPOSITS (Cost - $20,459,634)	20,459,634

	TOTAL SHORT-TERM INVESTMENTS (Cost - $76,166,677)	76,167,999

	TOTAL INVESTMENTS - 100.3% (Cost - $444,649,024#)	445,509,183

	Liabilities in Excess of Other Assets - (0.3)%	(1,119,037)

	TOTAL NET ASSETS - 100.0%	$444,390,146

†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted. All ratings are unaudited.
*	Non-income producing security.
(a)	Variable rate security. Interest rate disclosed is that which was in effect at May 31, 2017.
(b)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(c)	Security is currently in default.
(d)	Security is perpetual in nature and has no stated maturity date.
(e)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(f)	Payment in-kind security for which part of the income earned may be paid as additional principal.
(g)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(h)	Rate shown represents yield-to-maturity.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

LLC	—	Limited Liability Company
PLC	—	Public Limited Company

Currency Abbreviations used in this schedule:

CAD	—	Canadian Dollar
EUR	—	Euro

See pages 97-99 for definitions of ratings.

Schedules of Investments

(unaudited) (continued)

Destinations Global Fixed Income Opportunities Fund

Summary of Investments by Security Type^
Corporate Bonds & Notes	65.6%
Senior Loans	9.3
Sovereign Bonds	6.2
Preferred Stocks	1.5
Municipal Bond	0.2
Common Stock	0.1
Short-Term Investments	17.1

100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

Destinations Municipal Fixed Income Fund

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS - 57.4%
California - 11.1%
$ 500,000	AA+	Metropolitan Water District of Southern California, Revenue Bonds, Series A, 2.500% due 7/1/26	$518,115
500,000	AA-	Oakland Unified School District, GO, Series C, 5.000% due 8/1/31	609,980
835,000	AAA	San Diego County Water Authority Financing Corp., Revenue Bonds, Series B, 5.000% due 5/1/37	986,828

		Total California	2,114,923

District of Columbia - 3.3%
500,000	AA	District of Columbia, GO, Series A, 5.000% due 6/1/29	620,875

Hawaii - 3.2%
500,000	AA+	State of Hawaii, GO, Series FH, 5.000% due 10/1/28	617,400

Massachusetts - 2.6%
500,000	AA+	Massachusetts Development Finance Agency, Revenue Bonds, Williams College, Series N, 1.450% due 7/1/41(a)	502,965

New Jersey - 1.2%
195,000	A+	New Jersey Turnpike Authority, Revenue Bonds, Series A, 5.000% due 1/1/33	229,724

New York - 3.1%
500,000	A+	Hudson Yards Infrastructure Corp., Revenue Bonds, Series A, 5.000% due 2/15/37	587,235

Oklahoma - 3.2%
500,000	A+	Canadian County Educational Facilities Authority, Revenue Bonds, Mustang Public Schools Project, 5.000% due 9/1/26	606,670

South Carolina - 1.6%
250,000	AA+	Town of Mount Pleasant SC Water & Sewer Revenue, Revenue Bonds, Series A, 5.000% due 6/1/31	306,182

Texas - 20.7%
		City of Houston TX Combined Utility System Revenue, Revenue Bonds, Series B:
250,000	Aa2(b)	4.000% due 11/15/21	279,285
500,000	Aa2(b)	5.000% due 11/15/32	598,060
500,000	AAA	Frisco Independent School District, GO, PSF-GTD-Insured, 5.000% due 8/15/21	576,600
1,000,000	AAA	Houston Independent School District, GO, Schoolhouse, Series A2, PSF-GTD-Insured, 3.000% due 6/1/39(a)	1,036,270
1,000,000	Aaa(b)	Northside Independent School District, GO, PSF-GTD-Insured, 1.450% due 6/1/47(a)	1,000,870
400,000	AA+	Trinity River Authority LLC Denton Creek Wastewater Treatment System Revenue, Revenue Bonds, Regional Treatment System, 5.000% due 2/1/22	466,444

		Total Texas	3,957,529

Virginia - 1.5%
250,000	AAA	County of Fairfax VA, GO, Public Improvement, Series A, 4.000% due 10/1/27	289,810

Washington - 3.2%
500,000	AA+	Pierce County School District No 3 Puyallup, GO, 5.000% due 12/1/34	600,580

Wisconsin - 2.7%
500,000	AA+	Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Ascension Senior Credit Group, Series A, 4.000% due 11/15/36	520,610

		TOTAL MUNICIPAL BONDS (Cost - $10,850,280)	10,954,503

Schedules of Investments

(unaudited) (continued)

Destinations Municipal Fixed Income Fund

Face Amount	Rating††	Security	Value
SHORT-TERM INVESTMENTS - 63.2%
MUNICIPAL BONDS - 8.1%
$ 1,000,000	SP-1+	City of Milwaukee WI, Revenue Notes, Series R3, 4.000% due 12/21/17	$1,017,471
350,000	SP-1+	Colorado State Education Loan Program, Revenue Notes, Series B, 4.000% due 6/29/17	350,838
175,000	SP-1+	County of Los Angeles CA, GO, 3.000% due 6/30/17	175,290

		TOTAL MUNICIPAL BONDS (Cost - $1,543,738)	1,543,599

TIME DEPOSITS - 55.1%
103,684		Citibank - Puerto Rico, 0.420% due 6/1/17	103,684
10,407,984		JPMorgan Chase & Co. - New York, 0.420% due 6/1/17	10,407,984

		TOTAL TIME DEPOSITS (Cost - $10,511,668)	10,511,668

		TOTAL SHORT-TERM INVESTMENTS (Cost - $12,055,406)	12,055,267

		TOTAL INVESTMENTS - 120.6% (Cost - $22,905,686#)	23,009,770

		Liabilities in Excess of Other Assets - (20.6)%	(3,922,416)

		TOTAL NET ASSETS - 100.0%	$19,087,354

††     All ratings are by Standard & Poor’s Rating Service, unless otherwise noted. All ratings are unaudited.

(a)    Variable rate security. Interest rate disclosed is that which was in effect at May 31, 2017.

(b)    Rating by Moody’s Investors Service. All ratings are unaudited.

#       Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

GO	—	General Obligation
LLC	—	Limited Liability Company
PSF-GTD	—	Permanent School Fund Guaranteed

See pages 97-99 for definitions of ratings.

Summary of Investments by Security Industry^
Education	21.4%
Water and Sewer	13.7
General Obligation	9.2
Health Care Providers & Services	2.3
Transportation	1.0
Short-Term Investments	52.4

100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

Destinations Multi Strategy Alternatives Fund

Face Amount/Units†		Security	Value
CORPORATE BONDS & NOTES - 19.7%
Basic Materials - 1.2%
$ 1,715,000		Alcoa Nederland Holding BV, Company Guaranteed Notes, 7.000% due 9/30/26(a)	$1,877,925
		Hexion Inc., Senior Secured Notes:
1,960,000		6.625% due 4/15/20	1,822,800
5,334,000		10.000% due 4/15/20	5,387,340
2,028,000		10.375% due 2/1/22(a)	2,053,350

		Total Basic Materials	11,141,415

Communications - 2.8%
1,350,000		Avaya Inc., Senior Secured Notes, 7.000% due 4/1/19(a)(b)	1,103,625
		CCO Holdings LLC / CCO Holdings Capital Corp., Senior Unsecured Notes:
735,000		5.750% due 2/15/26(a)	787,368
2,750,000		5.125% due 5/1/27(a)	2,813,594
1,500,000		Ciena Corp., Senior Unsecured Notes, 3.750% due 10/15/18(a)(b)(h)	1,944,375
1,000,000		CSC Holdings LLC, Senior Unsecured Notes, 10.875% due 10/15/25(a)(b)(h)	1,217,500
		Digicel Ltd., Company Guaranteed Notes:
1,500,000		6.750% due 3/1/23	1,447,500
4,000,000		6.750% due 3/1/23(a)(b)(h)	3,830,000
1,808,000		Frontier Communications Corp., Senior Unsecured Notes, 10.500% due 9/15/22	1,776,360
3,290,000		HC2 Holdings Inc., Senior Secured Notes, 11.000% due 12/1/19(a)(b)	3,380,475
		Intelsat Jackson Holdings SA:
2,718,000		Company Guaranteed Notes, 7.250% due 4/1/19	2,595,690
1,117,000		Senior Secured Notes, 8.000% due 2/15/24(a)	1,206,360
2,000,000		SFR Group SA, Senior Secured Notes, 7.375% due 5/1/26(a)(b)	2,166,240
1,800,000		Sinclair Television Group Inc., Company Guaranteed Notes, 5.625% due 8/1/24(a)(b)(h)	1,851,750

		Total Communications	26,120,837

Consumer Cyclical - 3.0%
		Codere Finance 2 Luxembourg SA, Senior Secured Notes:
4,000,000	EUR	6.750% due 11/1/21	4,663,610
2,625,000		7.625% due 11/1/21	2,612,925
200,000		FirstCash Inc., Company Guaranteed Notes, 5.375% due 6/1/24(a)(b)	204,500
7,593,000		JC Penney Corp., Inc., Senior Secured Notes, 5.875% due 7/1/23(a)	7,555,035
5,259,000		K Hovnanian Enterprises Inc., Senior Secured Notes, 7.250% due 10/15/20(a)	5,206,410
1,960,000		Men’s Wearhouse Inc., Company Guaranteed Notes, 7.000% due 7/1/22	1,675,800
3,308,000		Neiman Marcus Group Ltd. LLC, Company Guaranteed Notes, 8.000% due 10/15/21(a)	1,711,890
3,000,000		Rite Aid Corp., Company Guaranteed Notes, 6.750% due 6/15/21(h)	3,033,750

		Total Consumer Cyclical	26,663,920

Consumer Non-cyclical - 4.2%
		CHS/Community Health Systems Inc., Senior Secured Notes:
2,450,000		5.125% due 8/1/21	2,486,750
4,994,000		6.250% due 3/31/23	5,160,050
		Endo Dac / Endo Finance LLC / Endo Finco Inc.:
2,419,000		Company Guaranteed Notes, 6.000% due 2/1/25(a)	2,167,424
1,500,000		Senior Secured Notes, 5.875% due 10/15/24(a)	1,550,625
2,250,000		Flexion Therapeutics Inc., Senior Unsecured Notes, 3.375% due 5/1/24(a)(b)	2,126,250
2,220,000		HCA Inc., Company Guaranteed Notes, 5.875% due 2/15/26	2,411,475
		Kindred Healthcare Inc., Company Guaranteed Notes:
1,500,000		8.000% due 1/15/20(h)	1,580,625
2,000,000		6.375% due 4/15/22(h)	1,950,000
3,500,000		Sterigenics-Nordion Holdings LLC, Senior Unsecured Notes, 6.500% due 5/15/23(a)(b)(h)	3,605,000
1,715,000		Tenet Healthcare Corp., Senior Unsecured Notes, 5.000% due 3/1/19	1,749,300

Schedules of Investments

(unaudited) (continued)

Destinations Multi Strategy Alternatives Fund

Face Amount/Units†	Security	Value
Consumer Non-cyclical - 4.2% - (continued)
	Valeant Pharmaceuticals International Inc:
	Company Guaranteed Notes:
$ 1,000,000	6.750% due 8/15/18(a)(b)(h)	$1,008,125
5,343,000	6.375% due 10/15/20(a)	5,002,384
4,709,000	5.875% due 5/15/23(a)	3,834,892
	Senior Secured Notes:
774,000	6.500% due 3/15/22(a)	812,545
1,031,000	7.000% due 3/15/24(a)	1,090,283

	Total Consumer Non-cyclical	36,535,728

Diversified - 0.6%
5,000,000	HRG Group Inc., Senior Unsecured Notes, 7.750% due 1/15/22(h)	5,290,000

Energy - 2.6%
1,700,000	Antero Resources Corp., Company Guaranteed Notes, 5.000% due 3/1/25(a)(b)(h)	1,666,000
2,710,000	California Resources Corp., Secured Notes, 8.000% due 12/15/22(a)	2,029,112
803,238	Connacher Oil & Gas Ltd., Secured Notes, 12.000% due 8/31/18(a)(b)(c)(d)	8,032
2,996,000	Continental Resources Inc., Company Guaranteed Notes, 4.900% due 6/1/44(h)	2,563,438
1,115,000	Diamondback Energy Inc., Company Guaranteed Notes, 5.375% due 5/31/25(a)(b)(h)	1,148,450
	EP Energy LLC / Everest Acquisition Finance Inc., Company Guaranteed Notes:
3,399,000	9.375% due 5/1/20	3,067,598
742,000	7.750% due 9/1/22	593,600
1,810,000	6.375% due 6/15/23	1,296,412
1,500,000	Newfield Exploration Co., Senior Unsecured Notes, 5.625% due 7/1/24(h)	1,590,000
672,000	Pacific Drilling SA, Senior Secured Notes, 5.375% due 6/1/20(a)	336,000
128,000	Pacific Drilling V Ltd., Senior Secured Notes, 7.250% due 12/1/17(a)	68,480
	Peabody Energy Corp., Senior Secured Notes:
1,470,000	6.000% due 3/31/22(a)	1,477,350
2,174,000	6.375% due 3/31/25(a)	2,174,000
3,500,000	Permian Resources LLC / AEPB Finance Corp., Senior Unsecured Notes, 7.125% due 11/1/20(a)	3,150,000
788,000	Transocean Inc., Company Guaranteed Notes, 9.000% due 7/15/23(a)	823,460
245,000	Weatherford International Ltd., Company Guaranteed Notes, 7.750% due 6/15/21	258,568

	Total Energy	22,250,500

Financial - 1.9%
	Genworth Holdings Inc., Company Guaranteed Notes:
500,000	6.515% due 5/22/18	501,565
750,000	7.700% due 6/15/20	733,125
2,000,000	JPMorgan Chase & Co., Junior Subordinated Notes, 7.900%(e)(f)	2,075,600
6,784,000	PNC Capital Trust C, Limited Guaranteed Notes, 1.772% due 6/1/28(e)(h)	6,402,400
5,264,000	Remote Escrow Finance Vehicle LLC, Senior Secured Notes, 10.500% due 6/1/22(a)	5,474,560
2,000,000	Royal Bank of Scotland Group PLC, Junior Subordinated Notes, 7.640%(e)(f)(h)	1,895,000
1,000,000	Uniti Group Inc. / CSL Capital LLC, Company Guaranteed Notes, 8.250% due 10/15/23(h)	1,052,500

	Total Financial	18,134,750

Industrial - 1.7%
1,535,000	Accudyne Industries Borrower / Accudyne Industries LLC, Company Guaranteed Notes, 7.750% due 12/15/20(a)	1,554,187
5,635,000	Aeropuertos Argentina 2000 SA, Senior Secured Notes, 6.875% due 2/1/27(a)(b)(h)	5,860,400
	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc.:
1,185,000	Company Guaranteed Notes, 6.000% due 2/15/25(a)(b)(h)	1,235,363
860,000	Senior Secured Notes, 4.625% due 5/15/23(a)(b)(h)	879,350
2,525,000	Builders FirstSource Inc., Senior Secured Notes, 5.625% due 9/1/24(a)(b)(h)	2,619,687

Schedules of Investments

(unaudited) (continued)

Destinations Multi Strategy Alternatives Fund

Face Amount/Units†	Rating††	Security	Value
Industrial - 1.7% - (continued)
$ 2,000,000		Cemex SAB de CV, Subordinated Notes, 3.750% due 3/15/18	$2,237,500

		Total Industrial	14,386,487

Technology - 0.5%
1,500,000		Microchip Technology Inc., Senior Subordinated Notes, 1.625% due 2/15/25	2,425,313
		Western Digital Corp.:
735,000		Company Guaranteed Notes, 10.500% due 4/1/24	861,788
388,000		Senior Secured Notes, 7.375% due 4/1/23 (a)	424,666

		Total Technology	3,711,767

Utilities - 1.2%
1,900,000		Capex SA, Senior Unsecured Notes, 6.875% due 5/15/24(a)(b)(h)	1,909,500
7,764,000		Dynegy Inc., Company Guaranteed Notes, 7.625% due 11/1/24	7,531,080
2,000,000		NRG Energy Inc., Company Guaranteed Notes, 6.250% due 7/15/22(h)	2,043,740

		Total Utilities	11,484,320

		TOTAL CORPORATE BONDS & NOTES (Cost - $173,849,775)	175,719,724

SENIOR LOANS - 5.3%
1,900,000		Acrisure LLC, due 11/22/23(g)	1,916,036
5,000,000		Asurion LLC, due 3/3/21(g)	5,047,500
		ATP Oil & Gas Corp.:
1,823		0.000% due 2/23/14(c)	—
27,822		0.000% due 3/3/14(c)	—
23,091		0.000% due 2/28/17(c)	—
955,500		Avaya Inc., 8.517% due 1/23/18	983,811
4,695,000		California Resources Corp., due 12/31/21(g)	5,190,933
1,225,000		Chesapeake Energy Corp., 8.686% due 8/23/21	1,319,938
723,719		Connacher Oil and Gas Ltd., due 5/23/18(b)(c)(d)	14,474
2,927,414		EIG Investors Corp., due 2/9/23(g)	2,932,917
2,000,000		Equinox Holdings Inc., due 3/8/24(g)	2,017,080
4,308,163		Essar Steel Minnesota, due 9/30/20(b)(c)	1,077,041
1,994,872		Evergreen Skills Lux SARL, due 4/28/21(g)	1,883,658
7,595,000		La Paloma Generating Company LLC, 0.000% due 2/20/20(b)(c)	379,750
1,994,937		Navistar Inc., due 8/7/20(g)	2,026,517
1,994,845		Neiman Marcus Group Inc., due 10/25/20(g)	1,548,918
1,050,000		New Asurion Corp., due 8/10/21	1,083,253
4,500,000		Scientific Games International Inc., due 10/1/21(g)	4,567,500
8,991,956		Seadrill Operating LP, due 2/21/21(g)	6,159,490
3,117,343		Southern Pacific Resource Corp., due 3/31/19(b)(c)	—
2,920,658		Toys ‘R’ US-Delaware Inc., 9.952% due 4/24/20	2,467,956
3,000,000		Uber Technologies Inc., due 7/13/23(g)	2,967,000
1,200,000		UFC Holdings LLC, due 8/18/23(g)	1,206,000
2,500,000		Vivid Seats LLC, 6.750% due 10/12/22	2,505,200

		TOTAL SENIOR LOANS (Cost - $49,588,050)	47,294,972

MUNICIPAL BONDS - 0.8%
Puerto Rico - 0.8%
3,675,000	D	Commonwealth of Puerto Rico, GO, Series A, 8.000% due 7/1/35(b)	2,223,375
		Government Development Bank for Puerto Rico, Revenue Bonds:
6,380,000	D	Series A, 3.875% due 2/1/17(b)	2,233,000
1,515,000	WR(i)	Series B, 4.704% due 5/1/16(b)	530,250

Schedules of Investments

(unaudited) (continued)

Destinations Multi Strategy Alternatives Fund

Face Amount/Units†	Rating††	Security	Value
Puerto Rico - 0.8% - (continued)
$ 3,220,000	C(i)	Series H, 4.900% due 8/1/21(b)	$1,127,000
2,615,000	C(i)	Series I, 4.350% due 8/1/18(b)	915,276

		Total Puerto Rico	7,028,901

		TOTAL MUNICIPAL BONDS (Cost - $4,568,387)	7,028,901

Shares/Units
OPEN-END FUNDS - 18.9%
10,637,773		JPMorgan Strategic Income Opportunities Fund, Class I Shares	124,249,189
3,645,531		Legg Mason BW Absolute Return Opportunities Fund, Class IS Shares	44,402,573

		TOTAL OPEN-END FUNDS (Cost - $167,857,198)	168,651,762

COMMON STOCKS - 17.3%
COMMUNICATIONS - 2.9%
Internet - 0.0%
8,558,328		Aspire Holdings Ltd.(c)*	—

Media - 1.9%
357,000		Altice NV, Class A Shares*	8,884,951
473,802		TiVo Corp.	8,433,676

		Total Media	17,318,627

Telecommunications - 1.0%
144,333		Level 3 Communications Inc.*(h)	8,590,700

		TOTAL COMMUNICATIONS	25,909,327

CONSUMER CYCLICAL - 3.9%
Entertainment - 2.6%
352,053		AMC Entertainment Holdings Inc., Class A Shares(h)	7,921,192
777,157		Pinnacle Entertainment Inc.*(h)	15,224,506

		Total Entertainment	23,145,698

Home Builders - 0.5%
80,543		Lennar Corp., Class A Shares	4,132,661

Retail - 0.8%
128,712		Cabela’s Inc.*(h)	6,799,855
314,000		Rite Aid Corp.*(h)	1,070,740

		Total Retail	7,870,595

		TOTAL CONSUMER CYCLICAL	35,148,954

CONSUMER NON-CYCLICAL - 2.5%
Biotechnology - 1.3%
198,291		Blueprint Medicines Corp.*(h)	7,114,681

Schedules of Investments

(unaudited) (continued)

Destinations Multi Strategy Alternatives Fund

Shares/Units	Security	Value
CONSUMER NON-CYCLICAL - 2.5% - (continued)
Biotechnology - 1.3% - (continued)
95,970	Loxo Oncology Inc.*(h)	$4,381,031

	Total Biotechnology	11,495,712

Healthcare-Services - 0.3%
231,438	Natera Inc.*	2,369,925

Pharmaceuticals - 0.9%
30,230	Aclaris Therapeutics Inc.*	718,869
117,620	Concert Pharmaceuticals Inc.*	1,477,307
110,658	Flexion Therapeutics Inc.*	1,891,145
39,000	Mead Johnson Nutrition Co., Class A Shares(h)	3,487,380

	Total Pharmaceuticals	7,574,701

	TOTAL CONSUMER NON-CYCLICAL	21,440,338

ENERGY - 0.0%
Oil & Gas - 0.0%
534,616	Connacher Oil & Gas Ltd.(c)*	—

FINANCIAL - 4.2%
Banks - 0.3%
85,000	Bank of NT Butterfield & Son Ltd.	2,803,300

Equity Real Estate Investment Trusts (REITs) - 1.5%
363,493	Gaming & Leisure Properties Inc.	13,343,828

Insurance - 1.7%
335,597	Stewart Information Services Corp.(h)	15,182,408

Savings & Loans - 0.7%
30,000	OceanFirst Financial Corp.	795,000
189,294	Oritani Financial Corp.	3,132,816
69,417	Pacific Premier Bancorp Inc.*	2,360,178

	Total Savings & Loans	6,287,994

	TOTAL FINANCIAL	37,617,530

INDUSTRIAL - 1.3%
Aerospace/Defense - 0.6%
53,000	Rockwell Collins Inc.	5,779,650

Transportation - 0.7%
117,911	XPO Logistics Inc.*	6,202,119

	TOTAL INDUSTRIAL	11,981,769

TECHNOLOGY - 1.4%
Semiconductors - 1.4%
114,000	NXP Semiconductors NV*(h)	12,528,600

UTILITIES - 1.1%
Electric - 0.9%
147,000	Westar Energy Inc., Class A Shares(h)	7,783,650

Gas - 0.2%
24,000	WGL Holdings Inc.(h)	1,985,760

	TOTAL UTILITIES	9,769,410

	TOTAL COMMON STOCKS (Cost - $156,425,776)	154,395,928

Schedules of Investments

(unaudited) (continued)

Destinations Multi Strategy Alternatives Fund

Shares/Units	Security	Value
CLOSED-END FUNDS - 11.1%
255,663	Adams Diversified Equity Fund Inc., Class Common Shares	$3,640,641
105,867	AllianzGI Equity & Convertible Income Fund, Class Common Shares	2,099,343
159,192	AllianzGI NFJ Dividend Interest & Premium Strategy Fund, Class Common Shares	2,115,662
346,098	Alpine Total Dynamic Dividend Fund, Class Common Shares	3,011,053
64,359	Ares Capital Corp., Class Common Shares	1,071,577
223,734	BlackRock Credit Allocation Income Trust, Class Common Shares	3,011,460
49,995	BlackRock Debt Strategies Fund Inc., Class Common Shares	583,442
234,416	BlackRock Global Opportunities Equity Trust, Class Common Shares	3,106,012
77,096	BlackRock Multi-Sector Income Trust, Class Common Shares	1,386,957
45,519	BlackRock Resources & Commodities Strategy Trust, Class Common Shares	384,180
43,460	Blackstone/GSO Long-Short Credit Income Fund, Class Common Shares	715,352
275,129	Boulder Growth & Income Fund Inc., Class Common Shares	2,594,466
200,667	CBRE Clarion Global Real Estate Income Fund, Class Common Shares	1,517,042
235,898	Central Fund of Canada Ltd., Class Common Shares	2,974,674
311,319	Clough Global Equity Fund, Class Common Shares	3,963,091
749,466	Clough Global Opportunities Fund, Class Common Shares	7,846,909
48,926	Delaware Enhanced Global Dividend & Income Fund, Class Common Shares	556,289
109,015	Eaton Vance Ltd. Duration Income Fund, Class Common Shares	1,516,399
98,639	General American Investors Co., Inc., Class Common Shares	3,343,862
21,578	General American Investors Co., Inc., Class Preferred Shares(f)	578,290
155,921	Legg Mason BW Global Income Opportunities Fund Inc., Class Common Shares	2,051,920
1,340,785	Liberty All Star Equity Fund, Class Common Shares	7,468,172
77,729	LMP Capital & Income Fund Inc., Class Common Shares	1,105,306
15,165	Morgan Stanley Emerging Markets Domestic Debt Fund Inc., Class Common Shares	122,988
90,910	Neuberger Berman Real Estate Securities Income Fund Inc., Class Common Shares	478,187
2,990	NexPoint Credit Strategies Fund, Class Common Shares	65,272
155,894	Nuveen AMT-Free Quality Municipal Income Fund, Class Common Shares	2,138,866
144,154	Nuveen Credit Strategies Income Fund, Class Common Shares	1,262,789
126,220	Nuveen Intermediate Duration Quality Municipal Term Fund, Class Common Shares	1,659,793
149,519	Nuveen Mortgage Opportunity Term Fund, Class Common Shares	3,773,859
48,505	Nuveen Mortgage Opportunity Term Fund 2, Class Common Shares	1,171,396
132,733	Nuveen Quality Municipal Income Fund, Class Common Shares	1,867,553
36,421	Prudential Global Short Duration High Yield Fund Inc., Class Common Shares	554,692
251,331	Royce Micro-Capital Trust Inc., Class Common Shares	2,151,393
403,956	Royce Value Trust Inc., Class Common Shares	5,825,045
451,720	Sprott Focus Trust Inc., Class Common Shares	3,401,452
552,252	Templeton Global Income Fund, Class Common Shares	3,622,773
143,342	Tri-Continental Corp., Class Common Shares	3,453,109
113,046	Virtus Total Return Fund Inc., Class Common Shares	1,366,726
443,239	Western Asset Emerging Markets Debt Fund Inc., Class Common Shares	6,998,744
634,754	Western Asset High Income Opportunity Fund Inc., Class Common Shares	3,275,331

	TOTAL CLOSED-END FUNDS (Cost - $97,512,962)	99,832,067

Schedules of Investments

(unaudited) (continued)

Destinations Multi Strategy Alternatives Fund

Shares/Units	Security	Value
CONVERTIBLE PREFERRED STOCKS - 0.4%
CONSUMER NON-CYCLICAL - 0.1%
Healthcare-Products - 0.1%
20,000	Becton Dickinson & Co., 6.125%	$1,070,200

FINANCIAL - 0.3%
Investment Companies - 0.3%
15,000	Mandatory Exchangeable Trust, 5.750%(a)(h)	2,146,350

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $2,996,643)	3,216,550

EXCHANGE TRADED FUND (ETF) - 0.2%
60,000	SPDR S&P Oil & Gas Exploration & Production, Class Common Shares(h) (Cost - $2,090,954)	1,954,200

WARRANT - 0.0%
CONSUMER CYCLICAL - 0.0%
Auto Parts & Equipment - 0.0%
38,375	Chassix Holdings Inc.(c)(d)* (Cost - $289,731)	277,068

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $655,179,476)	658,371,172

Face Amount†
SHORT-TERM INVESTMENTS - 25.3%
TIME DEPOSITS - 25.3%
$ 135,610,535		ANZ National Bank - London, 0.420% due 6/1/17	135,610,535
538,604		Banco Santander SA - Frankfurt, 0.420% due 6/1/17	538,604
41,010,928		Barclays Bank PLC - London, 0.420% due 6/1/17	41,010,928
127,613	EUR	Citibank - London, (0.568)% due 6/1/17	143,354
39,063,906		JPMorgan Chase & Co. - New York, 0.420% due 6/1/17	39,063,906
10,129,031		Sumitomo - Tokyo, 0.420% due 6/1/17	10,129,031

		TOTAL TIME DEPOSITS (Cost - $226,496,358)	226,496,358

		TOTAL INVESTMENTS - 99.0% (Cost - $881,675,834#)	884,867,530

		Other Assets in Excess of Liabilities - 1.0%	8,846,142

		TOTAL NET ASSETS - 100.0%	$893,713,672

†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted. All ratings are unaudited.
*	Non-income producing security.
(a)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(b)	Security is currently in default.
(c)	Illiquid security.
(d)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(e)	Variable rate security. Interest rate disclosed is that which was in effect at May 31, 2017.
(f)	Security is perpetual in nature and has no stated maturity date.
(g)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(h)	All or a portion of this security is pledged by the Fund as collateral for short sales or derivative transactions.
(i)	Rating by Moody’s Investors Service. All ratings are unaudited.
#	Aggregate cost for federal income tax purposes is substantially the same.

Schedules of Investments

(unaudited) (continued)

Destinations Multi Strategy Alternatives Fund

Abbreviations used in this schedule:

GO	—	General Obligation
LLC	—	Limited Liability Company
PLC	—	Public Limited Company

See pages 97-99 for definitions of ratings.

Summary of Investments by Security Type^
Corporate Bonds & Notes	19.9%
Open-End Funds	19.0
Common Stocks	17.6
Closed-End Funds	11.2
Senior Loans	5.3
Municipal Bonds	0.8
Convertible Preferred Stocks	0.4
Exchange Traded Fund (ETF)	0.2
Short-Term Investments	25.6

100.0%

^	As a percentage of total investments.

At May 31, 2017, Destinations Multi Strategy Alternatives Fund had open exchange traded futures contracts as described below.

The unrealized (depreciation) on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Market Value	Unrealized (Depreciation)
Contracts to Sell:
U.S. Treasury 5-Year Note September Futures	345	9/17	$40,817,813	$(68,278)
U.S. Treasury 10-Year Note September Futures	103	9/17	13,008,578	(41,457)
U.S. Long Bond September Futures	39	9/17	5,998,687	(46,313)

				(156,048)

At May 31, 2017, Destinations Multi Strategy Alternatives Fund had deposited cash of $511,900 with a broker or brokers as margin collateral on open exchange traded futures contracts.

At May 31, 2017, Destinations Multi Strategy Alternatives Fund had open forward foreign currency contracts as described below.

The unrealized (depreciation) on the open contracts were as follows:

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized (Depreciation)
Contracts to Sell:
Euro	4,000,000	GSC	$4,508,094	8/2/17	$(122,774)

Currency Abbreviations used in this schedule:

EUR	—	Euro

Counterparty Abbreviations used in this schedule:

GSC	—	Goldman Sachs & Co.

Schedules of Investments

(unaudited) (continued)

Destinations Multi Strategy Alternatives Fund

Securities Sold Short

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - 17.7%
Basic Materials - 4.9%
$ 1,800,000	ArcelorMittal, Senior Unsecured Notes, 6.000% due 3/1/21	$1,948,500

Consumer Cyclical - 4.1%
1,750,000	PetSmart Inc., Senior Unsecured Notes, 7.125% due 3/15/23(a)	1,631,875

Consumer Non-cyclical - 8.7%
3,300,000	Tenet Healthcare Corp., Senior Unsecured Notes, 8.125% due 4/1/22	3,485,625

	TOTAL CORPORATE BONDS & NOTES (Proceeds - $6,991,750)	7,066,000

Shares/Units
EXCHANGE TRADED FUNDS (ETFs) - 48.0%
71,000	Consumer Discretionary Select Sector SPDR Fund, Class Common Shares	6,464,550
14,700	iShares Nasdaq Biotechnology, Class Common Shares	4,200,525
26,000	iShares PHLX Semiconductor, Class Common Shares	3,847,740
69,831	SPDR S&P Biotech, Class Common Shares	4,728,257

	TOTAL EXCHANGE TRADED FUNDS (ETFs) (Proceeds - $18,648,151)	19,241,072

COMMON STOCKS - 34.3%
COMMUNICATIONS - 7.3%
Internet - 4.7%
15,400	Alibaba Group Holding Ltd., ADR*	1,885,884

Telecommunications - 2.6%
44,600	Ciena Corp.*	1,047,208

	TOTAL COMMUNICATIONS	2,933,092

CONSUMER CYCLICAL - 14.6%
Entertainment - 10.4%
201,000	Eldorado Resorts Inc.*	4,170,750

Lodging - 3.5%
55,000	Boyd Gaming Corp.	1,397,550

Retail - 0.7%
26,000	Tailored Brands Inc.	276,120

	TOTAL CONSUMER CYCLICAL	5,844,420

CONSUMER NON-CYCLICAL - 1.6%
Healthcare-Products - 1.6%
3,400	Becton Dickinson & Co.	643,382

ENERGY - 2.1%
Oil & Gas - 0.5%
22,500	Transocean Ltd.*	204,525

Oil & Gas Services - 1.6%
133,000	Weatherford International PLC*	638,400

	TOTAL ENERGY	842,925

INDUSTRIAL - 2.9%
Building Materials - 2.9%
139,984	Cemex SAB de CV, ADR*	1,157,668

Schedules of Investments

(unaudited) (continued)

Destinations Multi Strategy Alternatives Fund

Shares/Units	Security	Value
TECHNOLOGY - 5.8%
Semiconductors - 5.8%
$27,900	Microchip Technology Inc.	$2,324,070

	TOTAL COMMON STOCKS (Proceeds - $12,966,944)	13,745,557

	TOTAL SECURITIES SOLD SHORT - 100.0% (Proceeds - $38,606,845)	$40,052,629

*	Non-income producing security.
(a)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

Abbreviations used in this schedule:

ADR	—	American Depositary Receipts
PLC	—	Public Limited Company

Ratings

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

P — Preliminary rating.

u — The upgrade state defines bonds that have recently been upgraded into higher rating categories.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C — Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

e — Expected.

u — Upgraded.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AAApre — Stable Outlook rating is based on the pledge of securities in the escrow deposit fund securing the bonds and reflects the lien of the refunded bondholders on the escrow trust funds and that all amounts have been invested in direct non-callable obligations of the United States.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC,CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s, or Fitch.

WD, WR — Indicates that the bonds rating has been withdrawn and the issuer is no longer rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.

MIG1 — Moody’s highest rating for short-term municipal obligations.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F-1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

F-2 — Fitch’s rating indicating a good capacity for timely payment of financial commitments.

1. Organization

The Brinker Capital Destinations Trust (“Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of Destinations Large Cap Equity Fund, Destinations Small-Mid Cap Equity Fund, Destinations International Equity Fund, Destinations Equity Income Fund, Destinations Real Assets Fund, Destinations Core Fixed Income Fund, Destinations Low Duration Fixed Income Fund, Destinations Global Fixed Income Opportunities Fund, Destinations Municipal Fixed Income Fund and Destinations Multi Strategy Alternatives Fund (individually, a “Fund” and collectively, the “Funds”).

Brinker Capital, Inc. (“Brinker Capital” or the “Adviser”), serves as the investment adviser for the Funds. The Funds employ a multi-manager strategy. The Adviser selects and oversees professional money managers (each a “Sub-adviser”) who are responsible for investing the assets of the Funds allocated to them.

2. Investment Valuation

Equity securities for each Fund for which market quotations are readily available and are traded on an exchange are valued at the closing sale price or official closing price on the exchange on which such security is principally traded. In the event there are no sales that day, such securities are valued at the bid price. For Equity securities that are primarily traded on foreign exchanges, these values are converted to U.S. dollars using the current exchange rates as of the close of the New York Stock Exchange (“NYSE”).

Futures contracts are valued at the settlement price in the market where such contracts are principally traded. Foreign currency forward contracts are valued at the current Business Day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

Portfolio securities traded in the over-the-counter market for which market quotations are readily available are valued at the last sales price that day. In the event there are no sales that day, such securities are valued at the bid price. Investments in registered open-end management investment companies are valued at reported net asset value per share.

Securities pledged by the Funds as collateral, if any, are identified as such in the Schedule of Investments.

Debt obligations that will mature in 60 days or less are valued at amortized cost, which approximates market value. Debt obligations that will mature in more than 60 days are valued using valuations furnished by an approved third-party pricing service; such valuations are determined by the third-party pricing service based upon its analysis of a variety of factors, including transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and its analysis of various relationships between securities, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, and as well as industry and economic events.

The Board of Trustees (the “Board”) has ultimate responsibility for ensuring the Funds’ investments are valued appropriately. The Board has delegated primary responsibility for determining or causing to be determined the value of the Funds’ investments (including any fair valuation) to the Adviser pursuant to valuation policies and procedures approved by the Board. When market quotations are not readily available or are determined to be unreliable, investments are valued at fair value as determined in good faith by the valuation committee established by the Adviser in accordance with such procedures under the oversight of the Board. Circumstances that may indicate that market quotations are not readily available or are unreliable include, but are not limited to, such instances when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, and before the applicable Fund calculates its Net Asset Value (“NAV”).

Each business day, the Funds use a Board-approved third-party pricing service to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE.

The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2, and 3). The three levels of the fair value hierarchy are as follows:

Level 1 – unadjusted quoted prices in active markets for identical securities.

Level 2 – significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign bonds, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by third-party pricing service providers that use broker quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by third-party pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities and the related forward sales commitments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Common stocks, preferred stocks, rights, warrants, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are categorized as Level 1 of the fair value hierarchy, to the extent these securities are actively traded and valuation adjustments are not applied.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE close. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end and closed-end investment management companies are valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

Investments in exchange traded funds will be valued at the latest available NAVs, or if listed or traded on a regulated market, at the last quoted trade price, and are categorized as Level 1 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward foreign currency contracts, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by third-party pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivatives can be estimated by a third-party pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Centrally cleared swaps listed or traded on the multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period. In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The following table summarizes the valuation of each Fund’s assets and liabilities using the fair value hierarchy:

	Total Fair Value at May 31, 2017	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Large Cap Equity Fund
Investments, at value
Common Stocks:
Basic Materials	$37,619,963	$37,619,963	$—	$—
Communications	373,333,632	373,333,632	—	—
Consumer Cyclical	207,445,597	207,445,597	—	—
Consumer Non-cyclical	531,939,274	531,939,274	—	—
Diversified	283,607	283,607	—	—
Energy	140,084,668	140,084,668	—	—
Financial	374,950,262	374,950,262	—	—
Industrial	229,351,860	229,351,860	—	—
Technology	345,038,054	345,038,054	—	—
Utilities	44,405,710	44,405,710	—	—
Short-Term Investments:
Time Deposits	81,789,731	—	81,789,731	—

Total Investments, at value	$2,366,242,358	$2,284,452,627	$81,789,731	$—

Other Financial Instruments — Assets
Futures Contract	$154,398	$154,398	$—	$—

Total Other Financial Instruments — Assets	$154,398	$154,398	$—	$—

Destinations Small-Mid Cap Equity Fund
Investments, at value
Common Stocks:
Basic Materials	$21,094,064	$21,094,064	$—	$—
Communications	17,443,800	17,443,800	—	—
Consumer Cyclical	35,960,948	35,960,948	—	—
Consumer Non-cyclical	85,678,527	85,678,527	—	—
Energy	31,177,637	31,177,637	—	—
Financial	99,097,013	99,097,013	—	—
Industrial	49,832,160	49,832,160	—	—
Technology	39,311,792	39,311,792	—	—
Utilities	21,878,999	21,878,999	—	—
Exchange Traded Funds (ETFs)	144,888,678	144,888,678	—	—
Short-Term Investments:
Time Deposits	25,270,095	—	25,270,095	—

Total Investments, at value	$571,633,713	$546,363,618	$25,270,095	$—

	Total Fair Value at May 31, 2017	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations International Equity Fund
Investments, at value
Common Stocks:
Germany	$53,441,165	$139,110	$53,302,055	$—
Japan	120,136,425	—	120,136,425	—
United Kingdom	80,227,856	4,692,704	75,535,152	—
Other Countries*	478,330,707	96,539,861	381,790,846	—
Exchange Traded Fund (ETF):
United States	257,048,931	257,048,931	—	—
Short-Term Investments:
Time Deposits	32,700,314	—	32,700,314	—

Total — Investments, at value	$1,021,885,398	$358,420,606	$663,464,792	$—

Other Financial Instruments — Assets
Forward Foreign Currency Contracts	$82,466	$—	82,466	$—

Total Other Financial Instruments — Assets	$82,466	$—	$82,466	$—

Other Financial Instruments — Liabilities
Forward Foreign Currency Contract	$(40,986)	$—	$(40,986)	$—

Total Other Financial Instruments — Liabilities	$(40,986)	$—	$(40,986)	$—

Destinations Equity Income Fund
Investments, at value
Common Stocks:
Basic Materials	$6,996,658	$6,996,658	$—	$—
Communications	44,840,710	44,840,710	—	—
Consumer Cyclical	11,436,915	11,436,915	—	—
Consumer Non-cyclical	86,905,518	86,905,518	—	—
Energy	40,651,205	40,651,205	—	—
Financial	18,176,921	18,176,921	—	—
Industrial	5,765,750	5,765,750	—	—
Technology	15,535,864	15,535,864	—	—
Utilities	36,158,389	36,158,389	—	—
Exchange Traded Fund (ETF)	17,686,864	17,686,864	—	—
Short-Term Investments:
Time Deposits	6,090,367	—	6,090,367	—

Total Investments, at value	$290,245,161	$284,154,794	$6,090,367	$—

Destinations Real Assets Fund
Investments, at value
Common Stocks:
Canada	$46,240,054	$46,240,054	$—	$—
United States	55,368,314	55,368,314	—	—
Other Countries*	9,085,450	9,085,450	—	—
Exchange Traded Fund (ETF):
United States	35,921,669	35,921,669	—	—
Short-Term Investments:
Time Deposit	8,576,128	—	8,576,128	—

Total — Investments, at value	$155,191,615	$146,615,487	$8,576,128	$—

Other Financial Instruments — Liabilities
Forward Foreign Currency Contracts	$(806)	$—	$(806)	$—

Total Other Financial Instruments — Liabilities	$(806)	$—	$(806)	$—

	Total Fair Value at May 31, 2017	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Core Fixed Income Fund
Investments, at value
Mortgage-Backed Securities	$293,102,979	$—	$293,102,979	$—
U.S. Government Agencies & Obligations	287,966,483	—	287,966,483	—
Collateralized Mortgage Obligations	268,392,017	—	268,392,017	—
Corporate Bonds & Notes	249,979,960	—	249,979,960	—
Asset-Backed Securities	128,443,967	—	120,433,115	8,010,852
Senior Loans	30,681,034	—	30,681,034	—
Sovereign Bonds	28,879,278	—	28,879,278	—
Municipal Bonds	3,321,199	—	3,321,199	—
Short-Term Investments:
Time Deposits	178,337,301	—	178,337,301	—

Total Investments, at value	$1,469,104,218	$—	$1,461,093,366	$8,010,852

Destinations Low Duration Fixed Income Fund
Investments, at value
Corporate Bonds & Notes	$51,613,033	$—	$51,613,033	$—
Asset-Backed Securities	18,131,227	—	17,330,142	801,085
U.S. Government Obligations	6,965,899	—	6,965,899	—
Collateralized Mortgage Obligations	6,548,724	—	6,548,724	—
Senior Loans	3,739,900	—	3,739,900	—
Sovereign Bonds	2,240,890	—	2,240,890	—
Exchange Traded Fund (ETF)	27,622,561	27,622,561	—	—
Short-Term Investments:
Commercial Papers	14,019,687	—	14,019,687	—
Time Deposits	11,492,912	—	11,492,912	—

Total Investments, at value	$142,374,833	$27,622,561	$113,951,187	$801,085

Destinations Global Fixed Income Opportunities Fund
Investments, at value
Corporate Bonds & Notes:
United States	$166,429,819	$—	$166,429,819	$—
Other Countries*	125,691,588	—	125,691,588	—
Senior Loans	41,594,288	—	37,970,288	3,624,000
Sovereign Bonds	27,687,499	—	27,687,499	—
Municipal Bond	800,000	—	800,000	—
Preferred Stocks	6,899,634	6,899,634	—	—
Common Stock	238,356	238,356	—	—
Short-Term Investments:
Commercial Papers	55,708,365	—	55,708,365	—
Time Deposits	20,459,634	—	20,459,634	—

Total — Investments, at value	$445,509,183	$7,137,990	$434,747,193	$3,624,000

Destinations Municipal Fixed Income Fund
Investments, at value:
Municipal Bonds	$10,954,503	$—	$10,954,503	$—
Short-Term Investments:
Municipal Bonds	1,543,599	—	1,543,599	—
Time Deposits	10,511,668	—	10,511,668	—

Total — Investments, at value	$23,009,770	$—	$23,009,770	$—

	Total Fair Value at May 31, 2017	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Multi Strategy Alternatives Fund
Investments, at value
Corporate Bonds & Notes	$175,719,724	$—	$175,711,692	$8,032
Senior Loans	47,294,972 **	—	46,203,457	1,091,515	**
Municipal Bonds	7,028,901	—	7,028,901	—
Open-End Funds	168,651,762	168,651,762	—	—
Common Stocks:
Communications	25,909,327 **	25,909,327	—	—	**
Consumer Cyclical	35,148,954	35,148,954	—	—
Consumer Non-cyclical	21,440,338	21,440,338	—	—
Energy	— **	—	—	—	**
Financial	37,617,530	37,617,530	—	—
Industrial	11,981,769	11,981,769	—	—
Technology	12,528,600	12,528,600	—	—
Utilities	9,769,410	9,769,410	—	—
Closed-End Funds	99,832,067	99,832,067	—	—
Convertible Preferred Stocks:
Consumer Non-cyclical	1,070,200	1,070,200	—	—
Financial	2,146,350	2,146,350	—	—
Exchange Traded Fund (ETF)	1,954,200	1,954,200	—	—
Warrant:
Consumer Cyclical	277,068	—	—	277,068
Short-Term Investments:
Time Deposits	226,496,358	—	226,496,358	—

Total Investments, at value	$884,867,530 **	$428,050,507	$455,440,408	$1,376,615	**

Other Financial Instruments — Liabilities
Securities Sold Short:
Corporate Bonds & Notes	$(7,066,000)	$—	$(7,066,000)	$—
Exchange Traded Funds (ETFs)	(19,241,072)	(19,241,072)	—	—
Common Stocks	(13,745,557)	(13,745,557)	—	—
Futures Contracts	(156,048)	—	(156,048)	—
Forward Foreign Currency Contract	(122,774)	—	(122,774)	—

Total Other Financial Instruments — Liabilities	$(40,331,451)	$(32,986,629)	$(7,344,822)	$—

*	Other Countries represents Countries that are individually less than 5% of Net Assets.
**	Includes securities that are fair valued by the Board at $0.

The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.

During the period ended May 31, 2017, there were no transfers between levels.

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period March 20, 2017, through May 31, 2017:

	Total	Asset-Backed Securities	Common Stocks		Corporate Bonds & Notes	Senior Loans		Warrants
Destinations Core Fixed Income Fund
Balance as of March 20, 2017*	$—	$—	$—		$—	$—		$—
Purchases	8,000,000	8,000,000	—		—	—		—
(Sales/Paydowns)	(49,698)	(49,698)	—		—	—		—
Total realized gain (loss)	—	—	—		—	—		—
Change in unrealized appreciation (depreciation)	60,550	60,550	—		—	—		—
Transfers In	—	—	—		—	—		—
Transfers Out	—	—	—		—	—		—

Balance as of May 31, 2017	$8,010,852	$8,010,852	$—		$—	$—		$—

Change in unrealized appreciation (depreciation) from Investments held as of May 31, 2017	$60,550	$60,550	$—		$—	$—		$—

Destinations Low Duration Fixed Income Fund
Balance as of March 20, 2017*	$—	$—	$—		$—	$—		$—
Purchases	800,000	800,000	—		—	—		—
(Sales/Paydowns)	(4,970)	(4,970)	—		—	—		—
Total realized gain (loss)	—	—	—		—	—		—
Change in unrealized appreciation (depreciation)	6,055	6,055	—		—	—		—
Transfers In	—	—	—		—	—		—
Transfers Out	—	—	—		—	—		—

Balance as of May 31, 2017	$801,085	$801,085	$—		$—	$—		$—

Change in unrealized appreciation (depreciation) from Investments held as of May 31, 2017	$6,055	$6,055	$—		$—	$—		$—

Destinations Global Fixed Income Opportunities Fund
Balance as of March 20, 2017*	$—	$—	$—		$—	$—		$—
Purchases	3,624,000	—	—		—	3,624,000		—
(Sales/Paydowns)	—	—	—		—	—		—
Total realized gain (loss)	—	—	—		—	—		—
Change in unrealized appreciation (depreciation)	—	—	—		—	—		—
Transfers In	—	—	—		—	—		—
Transfers Out	—	—	—		—	—		—

Balance as of May 31, 2017	$3,624,000	$—	$—		$—	$3,624,000		$—

Change in unrealized appreciation (depreciation) from Investments held as of May 31, 2017	$—	$—	$—		$—	$—		$—

Destinations Multi Strategy Alternatives Fund
Balance as of March 20, 2017*	$—	$—	$—		$—	$—		$—
Purchases	3,026,127 **	—	—*	*	160,647	2,575,749	**	289,731
(Sales/Paydowns)	—	—	—		—	—		—
Total realized gain (loss)	—	—	—		—	—		—
Change in unrealized appreciation (depreciation)	(1,649,512)	—	—		(152,615)	(1,484,234)		(12,663)
Transfers In	—	—	—		—	—		—
Transfers Out	—	—	—		—	—		—

Balance as of May 31, 2017	$1,376,615 **	$—	—*	*	$8,032	$1,091,515	**	$277,068

Change in unrealized appreciation (depreciation) from Investments held as of May 31, 2017	$(1,649,512)	$—	$—		$(152,615)	$(1,484,234)		$(12,663)

*	Inception date.
**	Includes securities that are fair valued at $0.

3. Investments

At May 31, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Fund	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Destinations Large Cap Equity Fund	$107,425,923	$(53,121,211)	$54,304,712
Destinations Small-Mid Cap Equity Fund	19,699,464	(13,460,026)	6,239,438
Destinations International Equity Fund	70,290,245	(10,352,714)	59,937,531
Destinations Equity Income Fund	9,530,157	(5,603,942)	3,926,215
Destinations Real Assets Fund	2,084,581	(15,362,999)	(13,278,418)
Destinations Core Fixed Income Fund	9,509,500	(649,542)	8,859,958
Destinations Low Duration Fixed Income Fund	264,892	(225,114)	39,778
Destinations Global Fixed Income Opportunities Fund	2,539,812	(1,679,653)	860,159
Destinations Municipal Fixed Income Fund	104,223	(139)	104,084
Destinations Multi Strategy Alternatives Fund	14,733,944	(11,542,248)	3,191,696

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) were effective, as of a date within 90 days of the filing date of this report, that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Brinker Capital Destinations Trust

By:	/s/ Jason B. Moore
Jason B. Moore President
Date:	July 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jason B. Moore
Jason B. Moore President
Date:	July 28, 2017

By:	/s/ Philip Green, Jr.
Philip Green, Jr. Chief Financial Officer
Date:	July 28, 2017